                   PIMCO Funds Prospectus

                   --------------------------------------------------------------------------------
Pacific            SHORT DURATION BOND FUNDS
Investment         Money Market Fund                          Low Duration Fund II
Management         Short-Term Fund                            Low Duration Fund III
Series             Low Duration Fund                          Low Duration Mortgage Fund
                   --------------------------------------------------------------------------------
March 31, 2000     INTERMEDIATE DURATION BOND FUNDS
                   Moderate Duration Fund                     Total Return Fund III
Share Classes      Real Return Bond Fund                      Total Return Mortgage Fund
                   Total Return Fund                          Investment Grade Corporate Bond Fund
Ins Institutional  Total Return Fund II                       High Yield Fund
                   --------------------------------------------------------------------------------
Adm Administrative LONG DURATION BOND FUNDS
                   Long-Term U.S. Government Fund             Long Duration Fund
                   --------------------------------------------------------------------------------
                   TAX EXEMPT BOND FUNDS
                   Short Duration Municipal                   California Intermediate
                    Income Fund                                Municipal Bond Fund
                   Municipal Bond Fund                        New York Intermediate
                                                               Municipal Bond Fund
                   --------------------------------------------------------------------------------
                   INTERNATIONAL BOND FUNDS
                   Global Bond Fund                           Foreign Bond Fund
                   Global Bond Fund II                        Emerging Markets Bond Fund
                   --------------------------------------------------------------------------------
                   STOCK AND BOND FUNDS
                   Strategic Balanced Fund                    Convertible Fund
                   --------------------------------------------------------------------------------
                   STOCK FUNDS
                   StocksPLUS Fund

                                                                                          P I M C 0
                   This cover is not part of the Prospectus                               ---------
                                                                                              FUNDS

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 27 mutual funds offered by PIMCO Funds:
Funds:      Pacific Investment Management Series. The Funds provide access to
Pacific     the professional investment advisory services offered by Pacific
Investment Investment Management Company ("PIMCO"). As of December 31, 1999, Management PIMCO managed approximately $186 billion in assets. The firm's
Series      institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.
March 31,
2000
            This Prospectus explains what you should know about the Funds
Share       before you invest. Please read it carefully.
Classes
Institu-    The Securities and Exchange Commission has not approved or
tional      disapproved these securities, or determined if this Prospectus is
and         truthful or complete. Any representation to the contrary is a
Adminis-    criminal offense.
trative








  PIMCO Funds: Pacific Investment Management Series
1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Money Market Fund..............................................   5
           Short-Term Fund................................................   7
           Low Duration Fund..............................................   9
           Low Duration Fund II...........................................  11
           Low Duration Fund III..........................................  13
           Low Duration Mortgage Fund.....................................  15
           Moderate Duration Fund.........................................  17
           Real Return Bond Fund..........................................  19
           Total Return Fund..............................................  21
           Total Return Fund II...........................................  23
           Total Return Fund III..........................................  25
           Total Return Mortgage Fund.....................................  27
           Investment Grade Corporate Bond Fund...........................  29
           High Yield Fund................................................  31
           Long-Term U.S. Government Fund.................................  33
           Long Duration Fund.............................................  35
           Short Duration Municipal Income Fund...........................  37
           Municipal Bond Fund............................................  39
           California Intermediate Municipal Bond Fund....................  41
           New York Intermediate Municipal Bond Fund......................  43
           Global Bond Fund...............................................  45
           Global Bond Fund II............................................  47
           Foreign Bond Fund..............................................  49
           Emerging Markets Bond Fund.....................................  51
           Strategic Balanced Fund........................................  53
           Convertible Fund...............................................  55
           StocksPLUS Fund................................................  57
         Summary of Principal Risks.......................................  59
         Management of the Funds..........................................  62
         Investment Options...............................................  65
         Purchases, Redemptions and Exchanges.............................  66
         How Fund Shares are Priced.......................................  70
         Fund Distributions...............................................  71
         Tax Consequences.................................................  72
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  73
         Financial Highlights.............................................  83
         Appendix A--Description of Securities Ratings.................... A-1

                                                                   Prospectus

            Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.


                                                                                                                 Non-U.S.
                                                                                                                 Dollar
                                                                                                                 Denominated
                                       Main Investments   Duration                         Credit Quality(1)     Securities(2)
------------------------------------------------------------------------------------------------------------------------------------
 Short         Money Market            Money market       (less than or =)                 Min 95% Aaa or        0%
 Duration                              instruments        90 days dollar-                  Prime 1;
 Bond Funds                                               weighted average                 (less than or =)
                                                          maturity                         5% Aa or Prime 2
               ---------------------------------------------------------------------------------------------------------------------
               Short-Term              Money market       0-1 year                         B to Aaa; max 10%     0-5%(3)
                                       instruments and                                     below Baa
                                       short maturity
                                       fixed income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration            Short maturity     1-3 years                        B to Aaa; max 10%     0-20%(3)
                                       fixed income                                        below Baa
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration II         Short maturity     1-3 years                        A to Aaa              0%
                                       fixed income
                                       securities with
                                       quality and non-
                                       U.S. issuer
                                       restrictions
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration III        Short maturity     1-3 years                        B to Aaa; max 10%     0-20%(3)
                                       fixed income                                        below Baa
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration Mortgage   Short and          1-3 years                        Baa to Aaa; max 10%   0%
                                       intermediate                                        below Aaa
                                       maturity
                                       mortgage-related
                                       fixed income
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Intermediate  Moderate Duration       Short and          2-5 years                        B to Aaa; max 10%     0-20%(3)
 Duration Bond                         intermediate                                        below Baa
 Funds                                 maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Real Return Bond        Inflation-         N/A                              B to Aaa; max 10%     0-20%(3)
                                       indexed fixed                                       below Baa
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Total Return            Intermediate       3-6 years                        B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                                      below Baa
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Total Return II         Intermediate       3-6 years                        Baa to Aaa            0%
                                       maturity fixed
                                       income
                                       securities with
                                       quality and
                                       non-U.S. issuer
                                       restrictions
               ---------------------------------------------------------------------------------------------------------------------
               Total Return III        Intermediate       3-6 years                        B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                                      below Baa
                                       income
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
               ---------------------------------------------------------------------------------------------------------------------
               Total Return Mortgage   Intermediate       2-6 years                        Baa to Aaa; max 10%   0%
                                       maturity                                            below Aaa
                                       mortgage-related
                                       fixed income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Investment Grade        Corporate fixed    3-7 years                        B to Aaa; max 10%     0-20%(3)
               Corporate Bond          income                                              below Baa
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               High Yield              Higher yielding    2-6 years                        B to Aaa; min 65%     0-15%(4)
                                       fixed income                                        below Baa
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Long Duration Long-Term               Long-term          (greater than or =) 8 years      A to Aaa              0%
 Bond Funds    U.S. Government         maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Long Duration           Long-term          (greater than or =) 8 years      B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                                      below Baa
                                       income
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Tax Exempt    Short Duration          Short and          0-2 years                        Baa to Aaa            0%
 Bond Funds    Municipal Income        intermediate
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
               ---------------------------------------------------------------------------------------------------------------------
               Municipal Bond          Intermediate and   3-10 years                       Ba to Aaa; max        0%
                                       long-term                                           10% below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
               ---------------------------------------------------------------------------------------------------------------------
               California Intermediate Intermediate       3-7 years                        B to Aaa; max 10%     0%
               Municipal Bond          maturity                                            below Baa
                                       municipal
                                       securities
                                       (exempt from
                                       federal and
                                       California
                                       income tax)
               ---------------------------------------------------------------------------------------------------------------------
               New York Intermediate   Intermediate       3-7 years                        B to Aaa; max 10%     0%
               Municipal Bond          maturity                                            below Baa
                                       municipal
                                       securities
                                       (exempt from
                                       federal and New
                                       York income tax)
------------------------------------------------------------------------------------------------------------------------------------
 International Global Bond             U.S. and non-      3-7 years                        B to Aaa; max         25-75%(5)
 Bond Funds                            U.S.                                                10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Global Bond II          U.S. and hedged    3-7 years                        B to Aaa; max         25-75%(5)
                                       non-U.S.                                            10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Foreign Bond            Intermediate       3-7 years                        B to Aaa; max         (greater than
                                       maturity hedged                                     10% below Baa         or =) 85%(5)
                                       non-U.S. fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Emerging Markets Bond   Emerging market    0-8 years                        B to Aaa              (greater than
                                       fixed income                                                              or =) 80%(5)
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Stock and     Strategic Balanced      Intermediate       0-6 years                        B to Aaa; max         0-20%(3)
 Bond                                  maturity fixed-                                     10% below Baa
 Funds                                 income
                                       securities and
                                       S&P 500 stock
                                       index
                                       derivatives
               ---------------------------------------------------------------------------------------------------------------------
               Convertible             Convertible        N/A                              Caa to Aaa; max       0-20%(3)
                                       securities                                          40% below Baa and
                                                                                           10% below B
------------------------------------------------------------------------------------------------------------------------------------
 Stock Funds   StocksPLUS              S&P 500 stock      0-1 year                         B to Aaa; max         0-20%(3)
                                       index                                               10% below Baa
                                       derivatives
                                       backed by a
                                       portfolio of
                                       short-term
                                       fixed-income
                                       securities


(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government, Short-Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to non-U.S. dollar-denominated securities.
(4) The percentage limitation relates to euro-denominated securities.
(5) The percentage limitation relates to securities of foreign issuers denominated in any currency.

3   PIMCO Funds: Pacific Investment Management Series

            The "Fixed Income Funds" are the Money Market, Short-Term, Low
Fixed       Duration, Low Duration II, Low Duration III, Low Duration
Income      Mortgage, Moderate Duration, Real Return Bond, Total Return, Total
Instruments Return II, Total Return III, Total Return Mortgage, Investment
            Grade Corporate Bond, High Yield, Long-Term U.S. Government, Long
            Duration, Short Duration Municipal Income, Municipal Bond,
            California Intermediate Municipal Bond, New York Intermediate
            Municipal Bond, Global Bond, Global Bond II, Foreign Bond, and
            Emerging Markets Bond Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this Prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
            .  mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            .  delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers' acceptances;
            .  repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
            . obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this Prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as Standard & Poor's Rating Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

            For a further description of credit ratings, see "Appendix A-- Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Performance information and fees and expenses. A more detailed "Summary of
and Fees    Principal Risks" describing principal risks of investing in the
            Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus

            PIMCO Money Market Fund                      Ticker Symbols:
                                                         PMIXX (Inst Class).
                                                         PMAXX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Money market         Minimum 95% rated
and           current income,        instruments          Aaa or Prime 1;
Strategies    consistent with                             (less than or =) 5%
              preservation of        Average Portfolio    Aa or Prime 2
              capital and daily      Maturity
              liquidity                                   Dividend Frequency
                                     (less than or        Declared daily and
                                     =) 90 days           distributed monthly
                                     dollar-weighted
                                     average
                                     maturity


            The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.


             The Fund may invest in the following: obligations of the U.S.
            Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

             The Fund's investments will comply with applicable rules
            governing the quality, maturity and diversification of securities held by money market funds.

--------------------------------------------------------------------------------
Principal   An investment in the Fund is not insured or guaranteed by the
Risks       Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Market Risk
              .Credit Risk           .Issuer Risk
              .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/25/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. To obtain the Fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
5

            Calendar Year Total Returns -- Institutional Class


  92     93     94     95     96     97     98     99       Highest and Lowest
 ----   ----   ----   ----   ----   ----   ----   ----      Quarter Returns
 3.44%  2.80%  3.92%  6.06%  5.28%  5.34%  5.34%  4.90%     (for periods shown
                                                            in the bar chart)
Calendar Year End (through 12/31)                           --------------------
                                                            Highest (4th Qtr.
                                                            '95)           1.72%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '93)           0.67%


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (3/1/91)(3)
         -----------------------------------------------------------------------
         Institutional Class                     4.90%  5.38%   4.73%
         -----------------------------------------------------------------------
         Administrative Class                    4.63%  5.14%   4.48%
         -----------------------------------------------------------------------
         Salomon 3-Month Treasury Bill Index(1)  4.73%  5.20%   4.70%
         -----------------------------------------------------------------------
         Lipper Institutional Money Market Fund
          Average(2)                             4.92%  5.32%   4.77%
         -----------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges.
            (3) The Fund commenced operations on 3/1/91. Index comparisons begin at 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.15%    None           0.20%       0.35%
         -----------------------------------------------------------------------
         Administrative  0.15     0.25%          0.20        0.60
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.20% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $36      $113           $197        $443
         -----------------------------------------------------------------------
         Administrative   61       192            335         750
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Short-Term Fund                       Ticker Symbols:
                                                        PTSHX (Inst. Class)
                                                        PSFAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Money market         B to Aaa; maximum
and           current income,        instruments and      10% below Baa
Strategies    consistent with        short maturity
              preservation of        fixed income         Dividend Frequency
              capital and daily      securities           Declared daily and
              liquidity                                   distributed monthly
                                     Average Portfolio
                                     Duration 0-1 year

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO's forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.


             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (2/1/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
7

            Calendar Year Total Returns -- Institutional Class


                        [GRAPH]                             Highest and Lowest
                                                            Quarter Returns
 90    91    92    93    94    95    96    97    98    99   (for periods shown
----- ----- ----- ----- ----- ----- ----- ----- ----- ----- in the bar chart)
8.47% 6.65% 3.63% 4.62% 2.90% 9.21% 7.00% 6.51% 5.74% 5.24% --------------------
                                                            Highest (4th Qtr.
             Calendar Year End (through 12/31)              '95)           2.60%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)           0.19%




            Average Annual Total Returns (for periods ended 12/31/99)

                                                    1 Year   5 Years   10 Years
         -----------------------------------------------------------------------
         Institutional Class                        5.24%    6.73%     5.98%
         -----------------------------------------------------------------------
         Administrative Class                       4.97%    6.47%     5.72%
         -----------------------------------------------------------------------
         Salomon 3-Month Treasury Bill(1)           4.73%    5.20%     5.05%
         -----------------------------------------------------------------------
         Lipper Ultrashort Obligation Fund Avg(2)   4.58%    5.62%     5.59%
         -----------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultrashort Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%    None           0.20%       0.45%
         -----------------------------------------------------------------------
         Administrative  0.25     0.25%          0.20        0.70
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.20% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $46      $144           $252        $567
         -----------------------------------------------------------------------
         Administrative   72       224            390         871
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Low Duration Fund                         Ticker Symbols:
                                                            PTLDX (Inst. Class)
                                                            PLDAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.


             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/3/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
9

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                 [GRAPH]                                    Highest (3rd Qtr.
                                                            '91)           3.90%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -0.32%

                  Calendar Year End (through 12/31)
  90     91     92     93     94     95     96     97     98     99
 ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
9.05%  13.46%  7.69%  7.76%  0.63% 11.93%  6.14%  8.24%  7.16%  2.97%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Institutional Class                             2.97%  7.25%   7.44%
            --------------------------------------------------------------------
         Administrative Class                            2.72%  6.98%   7.18%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        3.06%  6.51%   6.59%
            --------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  2.81%  5.95%   6.36%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ------------------------------------------------------------------
         Institutional   0.25%    None           0.18%       0.43%
         ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.18        0.68
         ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.18% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
         ------------------------------------------------------------------
         Institutional   $44      $138           $241        $542
         ------------------------------------------------------------------
         Administrative   69       218            379         847
         ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Low Duration Fund II                      Ticker Symbols:

                                                            PLDTX (Inst.Class)

                                                            PDFAX (Admin.Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       A to Aaa
and           total return,          fixed income
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio
              prudent                Duration             Declared daily and
              investment             1-3 years            distributed monthly
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Liquidity Risk
              .Market Risk           .Mortgage Risk         .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (2/2/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
11

            Calendar Year Total Returns -- Institutional Class


                                             Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                [GRAPH]                      ----------------------------------
                                             Highest (1st Qtr. '95)      3.83%
                                             ----------------------------------
                                             Lowest (1st Qtr. '94)      -0.60%

  92      93     94     95      96     97     98     99
 -----  -----  -----  ------   -----  -----  -----  -----
 6.23%  6.58%  0.32%  11.78%   5.22%  7.62%  6.60%  2.55%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (11/1/91)(3)
            --------------------------------------------------------------------
         Institutional Class                       2.55%  6.71%   6.08%
            --------------------------------------------------------------------
         Administrative Class                      2.29%  6.44%   5.81%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)  3.06%  6.51%   5.80%
            --------------------------------------------------------------------
         Lipper Short Investment Grade Debt
          Fund Avg(2)                              2.81%  5.95%   5.59%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 11/1/91. Index comparisons began on 10/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
         ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         ------------------------------------------------------------------
         Administrative   77       240            417         930
         ------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO Low Duration Fund III                    Ticker Symbols:
                                                           PLDIX  (Inst. Class)
                                                           N/A  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to PIMCO, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (3/19/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
13

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                      [GRAPH]                               Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           2.66%
                     97     98     99                       --------------------
                   -----  -----  -----                      Lowest (2nd Qtr.
                   7.12%  6.65%  2.73%                      '99)           0.29%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                         1 Year (12/31/96)
            ------------------------------------------------------------------
         Institutional Class                             2.73%  5.48%
            ------------------------------------------------------------------
         Administrative Class                            2.48%  5.22%
            ------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        3.06%  5.56%
            ------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  2.81%  4.93%
            ------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to
             2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical
             Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
         ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         ------------------------------------------------------------------
         Administrative   77       240            417         930
         ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Low Duration Mortgage Fund                Ticker Symbols:
                                                            N/A (Inst. Class)
                                                            N/A  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       Baa to Aaa; maximum
and           total return,          mortgage-related     10% below Aaa
Strategies    consistent with        fixed income
              preservation of        securities
              capital and                                 Dividend Frequency
              prudent                Average Portfolio    Declared daily and
              investment             Duration             distributed monthly
              management             1-3 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.


             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
15

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           2.82%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '99)          -0.48%
                       [GRAPH]

                       98     99
                     -----  -----
                     6.10%  2.86%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                                      1 Year       (7/31/97)
            ---------------------------------------------------------------------
         Institutional Class                          2.86%        5.53%
            ---------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)     3.06%        5.22%
            ---------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)             0.65%        4.12%
            ---------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.26%       0.51%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.26        0.76
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $52      $164           $285        $640
            ------------------------------------------------------------------
         Administrative   78       243            422         942
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Moderate Duration Fund                     Ticker Symbols:
                                                             PMDRX (Inst. Class)
                                                             N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short and            B to Aaa; maximum
and           total return,          intermediate         10% below Baa
Strategies    consistent with        maturity fixed
              preservation of        income securities    Dividend Frequency
              capital and
              prudent                Average Portfolio    Declared daily and
              investment             Duration 2-5 years   distributed monthly
              management







            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:



              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

17 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                 Highest and Lowest Quarter
                                                 Returns (for periods shown
                        [GRAPH]                  in the bar chart)
                                                 -------------------------------
                      97     98     99           Highest (3rd Qtr. '98)    4.26%
                    -----  -----  -----          -------------------------------
                    7.97%  8.11%  0.89%          Lowest (2nd Qtr.'99)     -0.64%



                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                          1 Year (12/31/96)
            -------------------------------------------------------------------
         Institutional Class                              0.89%  5.61%
            -------------------------------------------------------------------
         Lehman Brothers Intermediate
          Government/Corporate Bond Index(1)              0.39%  5.50%
            -------------------------------------------------------------------
         Lipper Short Intermediate Investment Grade Debt
          Fund Avg(2)                                     0.89%  4.75%
            -------------------------------------------------------------------

         (1) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of fixed income securities having maturities from 1 to 9.99 years. It is not possible to invest directly in the index.
         (2) The Lipper Short Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.20%       0.45%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.20        0.70
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.20% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $46      $144           $252        $567
            ------------------------------------------------------------------
         Administrative   72       224            390         871
            ------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Real Return Bond Fund                    Ticker Symbols:
                                                           PRRIX  (Inst. Class)
                                                           N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Inflation-indexed    B to Aaa; maximum
and           real return,           fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              real capital and       Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             See description
              management             below


            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within the range of the average real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate, which as of March 7, 2000 was 9.0 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Issuer Non-           .Management Risk
              .Issuer Risk            Diversification Risk
                                     .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

19
  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class



                                                            Highest and Lowest
                        [GRAPH]                             Quarter Returns

                                                            (for periods shown
                       98     99                            in the bar chart)
                      -----  -----                          --------------------
                      5.21%  5.72%                          Highest (3rd Qtr.
                                                            '98)           3.19%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '98)          -0.05%
                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (1/29/97)(3)
            -------------------------------------------------------------------
         Institutional Class                          5.72%      5.13%
            -------------------------------------------------------------------
         Lehman Brothers Inflation Linked Treasury
          Index(1)                                    2.36%      2.99%
            -------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(2)     2.50%      4.57%
            -------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
             unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 3.2 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.27%       0.52%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.27        0.77
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $53      $167           $291        $653
            ------------------------------------------------------------------
         Administrative   79       246            428         954
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Total Return Fund                     Ticker Symbols:
                                                        PTTRX (Inst.Class)
                                                        PTRAX  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             3-6 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:
              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
21

            Calendar Year Total Returns -- Institutional Class


                                             Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                             ----------------------------------
                                             Highest (3rd Qtr. '91)       6.66%
                                             ----------------------------------
                       [GRAPH]               Lowest (1st Qtr. '94)       -2.69%

  89      90    91    92      93      94      95     96      97     98      99
------  ----- ------ -----  ------  ------  ------  -----  ------  -----  -----
-
14.24%  8.05% 19.55% 9.73%  12.51%  -3.58%  19.77%  4.69%  10.16%  9.76% -0.28%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                  1 Year    5 Years   10 Years
            ------------------------------------------------------------------
         Institutional Class                      -0.28%    8.62%     8.80%
            ------------------------------------------------------------------
         Administrative Class                     -0.53%    8.35%     8.54%
            ------------------------------------------------------------------
         Lehman Aggregate Bond Index(1)           -0.82%    7.73%     7.70%
            ------------------------------------------------------------------
         Lipper Intermediate Investment
          Grade Debt Fund Avg(2)                  -1.31%    6.79%     7.09%
            ------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.18%       0.43%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.18        0.68
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.18% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $44      $138           $241        $542
            ------------------------------------------------------------------
         Administrative   69       218            379         847
            ------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Total Return Fund II                      Ticker Symbols:
                                                            PMBIX (Inst. Class)
                                                            PRADX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             3-6 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Liquidity Risk
              .Market Risk           .Mortgage Risk         .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (11/30/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
23

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '92)           5.57%
                     [GRAPH]                                --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -2.60%


  92      93      94      95     96     97     98     99
-----  ------  ------  ------  -----  -----  -----  ------
9.43%  10.90%  -2.21%  18.97%  3.85%  9.99%  9.62%  -1.07%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                               1 Year 5 Years (12/30/91)(3)
            ----------------------------------------------------------------
         Institutional Class                   -1.07% 8.07%   7.25%
            ----------------------------------------------------------------
         Administrative Class                  -1.32% 7.79%   6.98%
            ----------------------------------------------------------------
         Lehman Aggregate Bond Index(1)        -0.82% 7.73%   6.55%
            ----------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                     -1.31% 6.79%   6.14%
            ----------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Total Return Fund III                     Ticker Symbols:
                                                            PTSAX (Inst. Class)
                                                            PRFAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Intermediate        B to Aaa; maximum 10%
and           total return,         maturity fixed      below Baa
Strategies    consistent with       income
              preservation of       securities          Dividend Frequency
              capital and                               Declared daily and
              prudent               Average Portfolio   distributed monthly
              investment            Duration
              management            3-6 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Derivatives Risk     .Currency Risk
             .Credit Risk           .Liquidity Risk       .Leveraging Risk
             .Market Risk           .Mortgage Risk        .Management Risk
             .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (4/11/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
25

            Calendar Year Total Returns -- Institutional Class

                                                Highest and Lowest Quarter
                                               Returns (for periods shown
                                               in the bar chart)
                                               -------------------------------
                                               Highest (1st Qtr. '95)     5.73%
                                               -------------------------------
                  [GRAPH]                      Lowest (1st Qtr. '94)     -2.68%

  92      93     94      95     96      97      98      99
-----  ------  ------  ------  -----  ------  ------  ------
9.02%  12.64%  -3.43%  19.23%  4.63%  10.21%  10.37%  -0.95%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                               1 Year 5 Years (5/1/91)(3)
            ----------------------------------------------------------------
         Institutional Class                   -0.95% 8.49%   8.49%
            ----------------------------------------------------------------
         Administrative Class                  -1.20% 8.21%   8.22%
            ----------------------------------------------------------------
         Lehman Aggregate Bond Index(1)        -0.82% 7.73%   7.38%
            ----------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                     -1.31% 6.79%   6.96%
            ----------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 5/1/91. Index comparisons began on 4/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO Total Return Mortgage Fund                  Ticker Symbols:
                                                              N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa; maximum
and           total return,          maturity fixed       10% below Aaa
Strategies    consistent with        income securities    Dividend Frequency
              preservation of
              capital and                                 Declared daily and
              prudent                Average Portfolio    distributed monthly
              investment             Duration 2-6 years
              management






            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

27 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                      [GRAPH]               Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                     98     99              ------------------------------------
                   -----  -----             Highest (3rd Qtr. '98)        2.78%
                   7.23%  2.42%             ------------------------------------
                                            Lowest (2nd Qtr. '99)        -0.13%

        Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                  1 Year               (7/31/97)
            -------------------------------------------------------------------------
         Institutional Class                      2.42%                6.04%
            -------------------------------------------------------------------------
         Lehman Mortgage Index(1)                 1.86%                5.06%
            -------------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)         0.65%                4.12%
            -------------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 4.27 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

         (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

         Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
          Year 1         Year 3   Year 5         Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO Investment Grade Corporate Bond Fund        Ticker Symbols:
                                                              N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Corporate fixed      B to Aaa; maximum
and           total return,          income               10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration 3-7 years   distributed monthly
              investment
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or annual returns table is included for the
            Fund.


  PIMCO Funds: Pacific Investment Management Series
29

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO High Yield Fund                           Ticker Symbols:
                                                            PHIYX Inst. Class)
                                                            PHYAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Higher yielding      B to Aaa; minimum
and           total return,          fixed income         65% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration 2-6 years   distributed monthly
              investment
              management







            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Issuer Risk        .Foreign Investment Risk
              .Credit Risk         .Liquidity Risk     .Currency Risk
              .High Yield Risk     .Derivatives Risk   .Leveraging Risk
              .Market Risk         .Mortgage Risk      .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/16/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
31

            Calendar Year Total Returns -- Institutional Class


                        [GRAPH]                     Highest and Lowest Quarter
                                                    Returns (for periods shown
  93      94      95     96      97     98     99   in the bar chart)
------  -----  ------  ------  ------  -----  ----- ----------------------------
18.70%  2.39%  20.68%  11.68%  12.21%  6.54%  2.82% Highest (1st Qtr.'93)  6.27%
                                                    ----------------------------
                                                    Lowest (3rd Qtr.'98)  -1.76%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                                1 Year 5 Years (12/16/92)(3)
            -----------------------------------------------------------------
         Institutional Class                    2.82%  10.82%  10.63%
            -----------------------------------------------------------------
         Administrative Class                   2.57%  10.55%  10.36%
            -----------------------------------------------------------------
         Lehman Brothers BB Intermediate
          Corporate Index(1)                    2.20%   9.38%   8.85%
            -----------------------------------------------------------------
         Lipper High Current Yield Fund Avg(2)  4.53%   8.84%   8.65%
            -----------------------------------------------------------------

            (1) The Lehman Brothers BB Intermediate Corporate Index is an
                unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.40 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have not quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Long-Term U.S. Government Fund            Ticker Symbols:
                                                            PGOVX(Inst. Class)
                                                            PLGBX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Long-term            A to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend
              preservation of                             Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             (greater than or
              management             =) 8 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

             The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its assets in securities rated A by Moody's or S&P, and may only invest up to 25% of its assets in securities rated Aa by Moody's or AA by S&P.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/23/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
33

            Calendar Year Total Returns -- Institutional Class

                                    [GRAPH]


  92      93      94      95     96      97      98      99
------  ------  ------  ------  -----  ------  ------  ------
11.93%  18.57%  -7.39%  31.57%  0.71%  15.02%  13.39%  -7.99%

                 Calendar Year End (through 12/31)


Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
------------------------------------
Highest (2nd Qtr. '95)        10.76%
------------------------------------
Lowest (1st Qtr. '96)         -6.26%


Average Annual Total Returns (for periods ended 12/31/99)


                                                                  Fund Inception
                                                   1 Year 5 Years (7/1/91)(3)
         -----------------------------------------------------------------------
         Institutional Class                       -7.99% 9.72%   10.35%
         -----------------------------------------------------------------------
         Administrative Class                      -8.21% 9.45%   10.09%
         -----------------------------------------------------------------------
         Lehman Long-Term Treasury Index(1)        -8.74% 9.08%    9.04%
         -----------------------------------------------------------------------
         Lipper General U.S. Government Fund Avg*  -3.01% 6.51%    6.46%
         -----------------------------------------------------------------------

            (1) The Lehman Long-Term Treasury Index is an unmanaged index of
                U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index.
            (2) The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges.
            (3) The Fund began operations on 7/1/91. Index comparisons began on 6/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
         -----------------------------------------------------------------------
         Administrative  0.25     0.25%          0.26        0.76
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         -----------------------------------------------------------------------
         Administrative   78       243            422         942
         -----------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Long Duration Fund                     Ticker Symbols:
                                                         N/A (Inst. Class)
                                                         N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Long-term            B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             (greater than or
              management             =) 8 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. This Fund will normally have a minimum average portfolio duration of eight years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or annual returns table is included for the
            Fund.

  PIMCO Funds: Pacific Investment Management Series
35

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
         -----------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         -----------------------------------------------------------------------
         Administrative   77       240            417         930
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Short Duration Municipal Income Fund   Ticker Symbols:
                                                         PSDIX (Inst. Class)
                                                         N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Short and            Baa to Aaa
and           current income         intermediate
Strategies    exempt from            maturity             Dividend Frequency
              federal income         municipal            Declared daily and
              tax, consistent        securities           distributed monthly
              with preservation      (exempt from
              of capital.            federal income
                                     tax)

                                     Average Portfolio
                                     Duration
                                     0-2 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed two years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Management Risk
              .Credit Risk           .Mortgage Risk         .California State
              .Market Risk           .Leveraging Risk        Specific Risk
              .Issuer Risk                                  .New York State
                                                             Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

  PIMCO Funds: Pacific Investment Management Series
37

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
                         Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.20%    None           0.19%       0.39%
         -----------------------------------------------------------------------
         Administrative  0.20%    0.25%          0.19%       0.64%
         -----------------------------------------------------------------------


            (1) Other expenses reflects a 0.19% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                         Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $40      $125           $219        $493
         -----------------------------------------------------------------------
         Administrative  $65      $205           $357        $798
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Municipal Bond Fund                 Ticker Symbols:
                                                      N/A (Inst. Class)
                                                      N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks high            Intermediate to     Ba to Aaa; maximum 10%
and           current income        long-term           below Baa
Strategies    exempt from           maturity
              federal income        municipal           Dividend Frequency
              tax, consistent       securities          Declared daily and
              with                  (exempt from        distributed monthly
              preservation of       federal income
              capital. Capital      tax)
              appreciation is
              a secondary           Average Portfolio
              objective.            Duration
                                    3-10 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates.

             The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Liquidity Risk       .Management Risk
             .Credit Risk           .Derivatives Risk     .California State
             .Market Risk           .Leveraging Risk       Specific Risk
             .Issuer Risk                                 .New York State
                                                           Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
39

            Calendar Year Total Returns -- Institutional Class

                                    [GRAPH]


  98     99                                                 Highest and Lowest
-----  ------                                               Quarter Returns
6.07%  -3.72%                                               (for periods shown
                                                            in the bar chart)
Calendar Year End (through 12/31)                           --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           3.33%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -2.45%


Average Annual Total Returns (for periods ended 12/31/99)


                                                              Fund Inception
                                               1 Year         (12/31/97)
   -------------------------------------------------------------------------
   Institutional Class                         -3.72%         1.06%
   -------------------------------------------------------------------------
   Administrative Class                        -3.95%         0.64%
   -------------------------------------------------------------------------
   Lehman General Municipal Bond Index(1)      -2.07%         2.12%
   -------------------------------------------------------------------------
   Lipper General Municipal Fund Avg(2)        -4.63%         0.23%
   -------------------------------------------------------------------------

            (1) The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds with an average duration of 7.68 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ---------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
         ---------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
         ---------------------------------------------------------------------


            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         ---------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         ---------------------------------------------------------------------
         Administrative   77       240            417         930
         ---------------------------------------------------------------------

                                                                   Prospectus

            PIMCO California Intermediate
               Municipal Bond Fund                         Ticker Symbols:
                                                           N/A (Inst. Class)
                                                           N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate         B to Aaa; maximum
and           current income         maturity             10% below Baa
Strategies    exempt from            municipal
              federal and            securities           Dividend Frequency
              California income      (exempt from         Declared daily and
              tax. Capital           federal and          distributed monthly
              appreciation is a      California income
              secondary              tax)
              objective.
                                     Average Portfolio
                                     Duration
                                     3-7 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer                .Leveraging Risk
              .California State       Non-Diversification   .Management Risk
               Specific Risk          Risk
              .Market Risk           .Liquidity Risk
                                     .Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

41
  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class and Administrative Class shares of of the Fund the Fund:

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
                         Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.24%       0.49%
            ------------------------------------------------------------------
         Administrative  0.25%    0.25%          0.24%       0.74%
            ------------------------------------------------------------------

            (1) Other expenses reflects a 0.24% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $50      $157           $274        $616
            ------------------------------------------------------------------
         Administrative  $76      $237           $411        $918
            ------------------------------------------------------------------

                                                                   Prospectus 42

            PIMCO New York Intermediate
                                                              Ticker Symbols:
               Municipal Bond Fund                            N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate         B to Aaa; maximum
and           current income         maturity             10% below Baa
Strategies    exempt from            municipal
              federal and New        securities
              York income tax.       (exempt from
              Capital                federal and New      Dividend Frequency
              appreciation is a      York income tax)     Declared daily and
              secondary                                   distributed monthly
              objective.             Average Portfolio
                                     Duration 3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:


              .Interest Rate Risk    .Issuer Risk                 .Mortgage Risk
              .Credit Risk           .Issuer Non-Diversification  .Leveraging
              .New York State         Risk                         Risk
               Specific Risk         .Liquidity Risk              .Management
              .Market Risk           .Derivatives Risk             Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

43 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
                         Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.24%       0.49%
            ------------------------------------------------------------------
         Administrative  0.25%    0.25%          0.24%       0.74%
            ------------------------------------------------------------------

            (1) Other expenses reflects a 0.24% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $50      $157           $274        $616
            ------------------------------------------------------------------
         Administrative  $76      $237           $411        $918
            ------------------------------------------------------------------

                                                                   Prospectus 44

            PIMCO Global Bond Fund                           Ticker Symbols:
                                                             PIGLX (Inst. Class)
                                                             N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          U.S. and non-U.S.    B to Aaa; maximum
and           total return,          intermediate         10% below Baa
Strategies    consistent with        maturity fixed income
              preservation of        securities
              capital and                                  Dividend Frequency
              prudent                Average Portfolio     Declared daily and
              investment             Duration 3-7 years    distributed monthly
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Foreign Investment Risk    .Mortgage Risk
              .Credit Risk           .Currency Risk              .Derivatives
              .Market Risk           .Issuer Non-Diversification  Risk
              .Issuer Risk            Risk                       .Leveraging
                                     .Liquidity Risk              Risk
                                                                 .Management
                                                                  Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (7/31/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

45 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                   Highest and Lowest
                  [GRAPH]                          Quarter Returns (for
                                                   periods shown in the
                                                   bar chart)
                                                   -----------------------------
  94      95      96      97      98      99       Highest (1st Qtr.'95)   8.40%
------  ------  ------  ------  ------  ------     -----------------------------
-1.70%  22.96%  10.32%  -0.90%  12.50%  -4.29%     Lowest (1st Qtr.'97)   -4.40%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (11/23/93)(3)
            ------------------------------------------------------------------
         Institutional Class                     -4.29% 7.68%   6.57%
            ------------------------------------------------------------------
         Administrative Class                    -4.52% 7.45%   6.34%
            ------------------------------------------------------------------
         J.P. Morgan Global (Unhedged) Index(1)  -5.07% 6.69%   5.86%
            ------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)        -2.43% 6.36%   4.45%
            ------------------------------------------------------------------

            (1) The J.P. Morgan Global (Unhedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.30%       0.55%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.30        0.80
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.30% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $56      $176           $307        $689
            ------------------------------------------------------------------
         Administrative   82       255            444         990
            ------------------------------------------------------------------

                                                                   Prospectus 46

            PIMCO Global Bond Fund II                        Ticker Symbols:
                                                             PGBIX (Inst. Class)
                                                             N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          U.S. and hedged      B to Aaa; maximum
and           total return,          foreign              10% below Baa
Strategies    consistent with        intermediate
              preservation of        maturity fixed
              capital                income securities    Dividend Frequency
                                                          Declared daily and
                                     Average Portfolio    distributed monthly
                                     Duration 3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Foreign Investment Risk    .Mortgage Risk
              .Credit Risk         .Currency Risk              .Derivatives Risk
              .Market Risk         .Issuer Non-Diversification .Leveraging Risk
              .Issuer Risk          Risk                       .Management Risk
                                   .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not yet commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

47 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                      [GRAPH]                       Highest and Lowest Quarter
                                                    Returns (for periods shown
                                                    in the bar chart)
           96     97     98     99                  ---------------------------
         ------  -----  -----  -----                Highest (3rd Qtr.96)  5.39%
         12.84%  8.68%  7.71%  0.29%                ---------------------------
                                                    Lowest (2nd Qtr.'99) -1.72%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                     Fund Inception
                                                    1 Year           (10/2/95)(3)
            -----------------------------------------------------------------------
         Institutional Class                         0.29%           8.51%
            -----------------------------------------------------------------------
         J.P. Morgan Global (Hedged) Index(1)        0.73%           8.40%
            -----------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)           -2.43%           4.63%
            -----------------------------------------------------------------------

            (1) The J.P. Morgan Global (Hedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 10/2/95. Index comparisons began on 9/30/95.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.30%       0.55%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.30        0.80
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.30% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $56      $176           $307        $689
            ------------------------------------------------------------------
         Administrative   82       255            444         990
            ------------------------------------------------------------------

                                                                   Prospectus 48

            PIMCO Foreign Bond Fund                          Ticker Symbols:
                                                             PFORX (Inst. Class)
                                                             N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity hedged      10% below Baa
Strategies    consistent with        non-U.S. fixed
              preservation of        income securities
              capital and                                 Dividend Frequency
              prudent                Average Portfolio    Declared daily and
              investment             Duration 3-7 years   distributed monthly
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Foreign Investment Risk    .Mortgage Risk
              .Credit Risk         .Currency Risk              .Derivatives
              .Market Risk         .Issuer Non-Diversification  Risk
              .Issuer Risk          Risk                       .Leveraging Risk
                                   .Liquidity Risk             .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/28/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

49 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class



                  [GRAPH]                            Highest and Lowest
                                                     Quarter Returns (for
                                                     periods shownin the bar
                                                     chart)
                                                     --------------------------
  93     94      95      96     97      98     99    Highest (4th Qtr.'95) 7.23%
------ ------  ------  ------  -----  ------  -----  ---------------------------
16.40% -7.30%  21.22%  18.89%  9.60%  10.03%  1.56%  Lowest (1st Qtr.'94) -4.22%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/3/92)(3)
            -------------------------------------------------------------------
         Institutional Class                       1.56% 12.04%  9.76%
            -------------------------------------------------------------------
         Administrative Class                      1.31% 11.76%  9.50%
            -------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)    2.48% 11.14%  9.11%
            -------------------------------------------------------------------
         Lipper International Income Fund Avg(2)  -4.57%  6.45%  6.06%
            -------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of
                5.62 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 50

            PIMCO Emerging Markets Bond Fund                Ticker Symbols:
                                                            N/A (Inst. Class)
                                                            N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Emerging market      B to Aaa
and           total return,          fixed income
Strategies    consistent with        securities           Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             0-8 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Emerging Markets Risk   .Liquidity Risk
              .Credit Risk         .Foreign Investment Risk .Derivatives Risk
              .High Yield Risk     .Currency Risk           .Leveraging Risk
              .Market Risk         .Issuer                  .Management Risk
              .Issuer Risk          Non-Diversification
                                    Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.
  PIMCO Funds: Pacific Investment Management Series
51

            Calendar Year Total Returns -- Institutional Class


                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                     [GRAPH]                -----------------------------------
                                            Highest (4th Qtr. '98)      12.27%
                   98        99             -----------------------------------
                -------    ------           Lowest (3rd Qtr. '98)      -21.05%
                -11.76%    26.58%


         Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
            -------------------------------------------------------------------
         Institutional Class                              26.58%  3.45%
            -------------------------------------------------------------------
         Administrative Class                             26.28%  3.19%
            -------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  25.99%  2.52%
            -------------------------------------------------------------------
         Lipper Emerging Market Debt Fund Avg(2)          24.51% -1.10%
            -------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.40%       0.85%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.40        1.10
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $87      $271           $471        $1,049
            ------------------------------------------------------------------
         Administrative  112       350            606         1,340
            ------------------------------------------------------------------

                                                                   Prospectus 52

            PIMCO Strategic Balanced Fund                   Ticker Symbols:
                                                            PSBIX (Inst. Class)
                                                            PSBAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities    Dividend Frequency
              preservation of        and S&P 500 stock    Declared and
              capital and            index derivatives    distributed
              prudent                                     quarterly
              investment             Average Portfolio
              management             Duration
                                     0-6 years

            The Fund seeks to achieve its investment objective by normally investing in a combination of fixed income securities and equity securities or derivatives on equity securities. The percentage of the Fund's assets invested in equities and equity derivatives or in fixed income securities will be determined based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income securities within specific phases of the business cycle. The Fund's equity exposure will vary between 45% and 75% of assets, and its fixed income exposure will range from a minimum of 25% to a maximum of 55%.

             The Fund's equity exposure normally consists of S&P 500
            derivatives, backed by a portfolio of short-term Fixed Income Instruments. PIMCO uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the Fund, with a view toward enhancing the Fund's total return investment performance. Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest the equity portion of its assets in a "basket" of S&P 500 stocks.
             The Fund's fixed income exposure will normally consist of a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of the fixed income portion of this Fund's assets will normally vary within a three- to six-year time frame. The Fixed Income Instruments in which the Fund invests are primarily investment grade, but the Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.
             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of net income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Derivatives Risk      .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Interest Rate Risk    .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (6/30/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
53

            Calendar Year Total Returns -- Institutional Class


                                            Highest and Lowest
                                            Quarter Returns
                      [GRAPH]               (for periods shown in the bar chart)
                                            -----------------------------------
                     97      98      99     Highest (2nd Qtr. '97)      12.23%
                   ------  ------  ------   -----------------------------------
                   24.17%  19.66%  11.56%   Lowest (3rd Qtr. '98)       -4.60%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                           1 Year (6/28/96)(4)
            --------------------------------------------------------------------
         Institutional Class                               11.56% 18.74%
            --------------------------------------------------------------------
         Administrative Class                              11.26% 18.44%
            --------------------------------------------------------------------
         S&P 500 Index(1)                                  21.04% 27.14%
            --------------------------------------------------------------------
         S&P 500 and Lehman Aggregate Bond Index Blend(2)  12.00% 18.76%
            --------------------------------------------------------------------
         Lipper Balanced Fund Avg(3)                        8.73% 14.35%
            --------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The index used for the Fund is a static self-blended index consisting 60% of the S&P 500 Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. The Fund believes this self-blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.40%    None           0.25%       0.65%
            ------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $66      $208           $362        $  810
            ------------------------------------------------------------------
         Administrative   92       287            498         1,108
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Convertible Fund                           Ticker Symbols:
                                                             PFCIX (Inst. Class)
                                                             N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Convertible          Caa to Aaa; maximum
and           total return,          securities           40% below Baa and
Strategies    consistent with                             10% below B
              prudent                Average Portfolio
              investment             Duration             Dividend Frequency
              management             N/A                  Declared and
                                                          distributed
                                                          quarterly


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are typically issued by small to mid-size capitalization companies, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation.


             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stocks or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .High Yield Risk       .Foreign Investment
              .Issuer Risk           .Derivatives Risk       Risk
              .Interest Rate Risk    .Liquidity Risk        .Currency Risk
              .Credit Risk           .Smaller Company Risk  .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance As the Fund commenced operations in April, 1999, it does not yet Information have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

  PIMCO Funds: Pacific Investment Management Series
55

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.40%    None           0.25%       0.65%
            ------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
          Year 1         Year 3   Year 5         Year 10
            ------------------------------------------------------------------
         Institutional   $66      $208           $362         $810
            ------------------------------------------------------------------
         Administrative   92       287            498        1,108
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO StocksPLUS Fund                           Ticker Symbols:
                                                            PSTKX (Inst. Class)
                                                            PPLAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks total            S&P 500 stock        B to Aaa; maximum
and           return which           index derivatives    10% below Baa
Strategies    exceeds that of        backed by a
              the S&P 500            portfolio of         Dividend Frequency
                                     short-term fixed     Declared and
                                     income securities    distributed
                                                          quarterly
                                     Average Portfolio
                                     Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.
             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.
             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Interest Rate Risk    .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Derivatives Risk      .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/7/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
57

            Calendar Year Total Returns -- Institutional Class



                  [GRAPH]                    Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
  94     95      96      97      98      99    --------------------------------
-----  ------  ------  ------  ------  ------  Highest (4th Qtr. '98)    21.45%
2.92%  40.52%  23.07%  32.85%  28.33%  20.13%  --------------------------------
                                               Lowest (3rd Qtr. '98)     -9.77%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (5/13/93)(3)
            -------------------------------------------------------------------
         Institutional Class                  20.13%   28.78%    23.09%
            -------------------------------------------------------------------
         Administrative Class                 19.62%   28.36%    22.71%
            -------------------------------------------------------------------
         S&P 500 Index(1)                     21.04%   28.56%    22.38%
            -------------------------------------------------------------------
         Lipper Growth & Income Fund Avg(2)   13.71%   21.35%    16.88%
            -------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth & Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.40%    None           0.25%       0.65%
            ------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $66      $208           $362         $810
            ------------------------------------------------------------------
         Administrative   92       287            498        1,108
            ------------------------------------------------------------------

                                                                   Prospectus 58

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities
            (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer
Risk
            The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity
Risk
            Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
  PIMCO Funds: Pacific Investment Management Series
59

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency
Risk
            Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
                                                                   Prospectus

             Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Divers-     diversified" may invest a greater percentage of their assets in
ification   the securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

Smaller     The general risks associated with fixed income securities are
Company     particularly pronounced for securities issued by companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.


  PIMCO Funds: Pacific Investment Management Series
61

New York    A Fund that concentrates its investments in New York municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has recently been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Funds. Subject to the supervision of the Board of
Admini-     Trustees, PIMCO is responsible for managing the investment
strator     activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO had approximately $186 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 1999, the
            Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                            Advisory Fees
            ------------------------------------------------------------------
         Money Market Fund                                   0.15%
         Short-Term, Low Duration, Low Duration II, Low
          Duration III, Low Duration Mortgage, Moderate
          Duration, Real Return Bond, Total Return,
          Total Return II, Total Return III, Total
          Return Mortgage, High Yield, Long-Term U.S.
          Government, Municipal Bond, Global Bond,
          Global Bond II, and Foreign Bond Funds             0.25%
         Strategic Balanced and StocksPLUS Funds             0.40%
         Emerging Markets Bond Fund                          0.45%

             The Investment Grade Corporate Bond, Long Duration, Short
            Duration Municipal Income, California Intermediate Municipal Bond, New York Intermediate Municipal Bond and Convertible Funds were not operational during the fiscal year ended March 31, 1999. The investment advisory fees for the Investment Grade Corporate Bond, Long Duration, Short Duration Municipal Income, California Intermediate Municipal Bond, New York Intermediate Municipal Bond and Convertible Funds are at an annual rate of 0.25%, 0.25%, 0.20%, 0.25%, 0.25% and 0.40%, respectively, based upon the average daily net assets of the Fund.

Admini-     Each Fund pays for the administrative services it requires under a
strative    fee structure which is essentially fixed. Institutional and
Fees        Administrative Class shareholders of each Fund pay an
            administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative
            Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.
                                                                   Prospectus

             For the fiscal year ended March 31, 1999, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

         Fund                                     Administrative Fees
            -----------------------------------------------------------------
         Low Duration and Total Return Funds             0.18%
         Money Market, Short-Term and Moderate
          Duration Funds                                 0.20%
         Low Duration II, Low Duration III, Low
          Duration Mortgage, Real Return Bond,
          Total Return II, Total Return III,
          Total Return Mortgage, High Yield,
          Long-Term U.S. Government, Municipal
          Bond, Foreign Bond, Strategic Balanced
          and StocksPLUS Funds                           0.25%
         Global Bond and Global Bond II Funds            0.30%
         Emerging Markets Bond Fund                      0.40%

             The Investment Grade Corporate Bond, Long Duration, Short
            Duration Municipal Income, California Intermediate Municipal Bond, New York Intermediate Municipal Bond, and Convertible Funds were not operational during the fiscal year ended March 31, 1999. The administrative fees for the Investment Grade Corporate Bond, Long Duration, Short Duration Municipal Income, California Intermediate Municipal Bond, New York Intermediate Municipal Bond and Convertible Funds are at an annual rate of 0.25%, 0.25%, 0.19%, 0.24%, 0.24% and 0.25%, respectively, based upon the average daily net assets of the Fund.


  PIMCO Funds: Pacific Investment Management Series
63

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers

                                                               Recent Professional
         Fund                      Portfolio Manager    Since  Experience
            ---------------------------------------------------------------------------
         Money Market              Paul A. McCulley     11/99  Executive Vice
         Short-Term                                      8/99  President, PIMCO. He has
                                                               managed fixed income
                                                               assets since
                                                               joining PIMCO in 1999.
                                                               Prior to joining PIMCO,
                                                               Mr. McCulley was
                                                               associated with Warburg
                                                               Dillon Read as a
                                                               Managing Director from
                                                               1992-1999 and Head of
                                                               Economic and Strategy
                                                               Research for the
                                                               Americas from 1995-1999,
                                                               where he managed macro
                                                               research world-wide.

         Low Duration              William H. Gross      5/87* Managing Director, Chief
         Low Duration II                                11/91* Investment Officer and a
         Low Duration III                               12/96* founding partner of
         Moderate Duration                              12/96* PIMCO.
         Total Return                                    5/87* He leads a team which
         Total Return II                                12/91* manages the Moderate
         Total Return III                                5/91* Duration, Strategic
         Strategic Balanced                              1/98  Balanced and
         StocksPLUS                                      1/98  StocksPLUS Funds.

         Low Duration Mortgage     W. Scott Simon        4/00  Executive Vice
         Total Return Mortgage                           4/00  President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               2000. Prior to that, he
                                                               was a Senior Managing
                                                               Director and co-head of
                                                               MBS pass-through trading
                                                               at Bear Stearns & Co.

         Real Return Bond          John B. Brynjolfsson  1/97* Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               1989, and has managed
                                                               fixed income accounts
                                                               for various
                                                               institutional clients
                                                               and funds since that
                                                               time from 1992-1998.

         Long-Term U.S.            James M. Keller       4/00  Executive Vice
         Government                                            President, PIMCO. He
         Long Duration                                    **   joined PIMCO as a
                                                               Portfolio Manager in
                                                               1996,
                                                               and has managed fixed
                                                               income accounts for
                                                               various institutional
                                                               clients since that time.
         Investment Grade          Sharon K. Kilmer       **   Executive Vice
          Corporate Bond                                       President, PIMCO. She
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               1998. Prior to joining
                                                               PIMCO, she was Vice
                                                               President and Director
                                                               of the fixed income
                                                               portfolio group at
                                                               Transamerica Investment
                                                               Services from 1982-1998.

         High Yield                Benjamin L. Trosky   12/92* Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1990,
                                                               and has managed fixed
                                                               income accounts for
                                                               various institutional
                                                               clients and funds since
                                                               that time.

         Short Duration            Mark V. McCray        4/00  Senior Vice President,
          Municipal Income                                     PIMCO. He joined PIMCO
         Municipal Bond                                  4/00  as a Portfolio Manager
         California Intermediate                         4/00  in 2000.
          Municipal Bond                                       Prior to that, he was a
         New York Intermediate                           4/00  bond trader from 1992-
          Municipal Bond                                       1999 at Goldman Sachs &
                                                               Co. where
                                                               he was appointed Vice
                                                               President in 1996 and
                                                               named co-head of
                                                               municipal bond
                                                               trading in 1997 with
                                                               responsibility for the
                                                               firm's proprietary
                                                               account and
                                                               supervised  municipal
                                                               bond traders.

         Global Bond               Lee R. Thomas, III    7/95  Managing Director and
         Global Bond II                                 10/95* Senior International
         Foreign Bond                                    7/95  Portfolio Manager,
                                                               PIMCO. He joined
                                                               PIMCO as a Portfolio
                                                               Manager in 1995, and has
                                                               managed fixed income
                                                               accounts
                                                               for various
                                                               institutional clients
                                                               and funds since that
                                                               time. Prior to joining
                                                               PIMCO,
                                                               he was associated with
                                                               Investcorp as a member
                                                               of the management
                                                               committee
                                                               responsible for global
                                                               securities and foreign
                                                               exchange trading.

         Emerging Markets Bond     Mohamed A. El-Erian   8/99  Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999.
                                                               Prior to joining PIMCO,
                                                               he was a Managing
                                                               Director from 1998-1999
                                                               for Salomon Smith
                                                               Barney/Citibank, where
                                                               he was head of emerging
                                                               markets research. Prior
                                                               to that he was
                                                               associated with the
                                                               International Monetary
                                                               Fund as a Deputy
                                                               Director and Advisor
                                                               from 1983-1998.

         Convertible               Sandra K. Durn        4/99* Senior Vice President,
                                                               PIMCO. She joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999. Prior to
                                                               joining PIMCO in 1999,
                                                               she was associated with
                                                               Nicholas-Applegate
                                                               Capital Management where
                                                               she was a Convertible
                                                               Securities Portfolio
                                                               Manager from 1995 to
                                                               1999, and a Quantitative
                                                               Analyst since 1994.

            -------
            * Since inception of the Fund.
            **Fund has not commenced operation as of the date of this Prospectus.

Distributor
            The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.
                                                                   Prospectus

            Investment Options--
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.
  PIMCO Funds: Pacific Investment Management Series
65

            Purchases, Redemptions and Exchanges

            Investors may purchase Institutional Class and Administrative
Purchasing  Class shares of the Funds at the relevant net asset value ("NAV")
Shares      of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services ("Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's NAV. An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.
                                                                   Prospectus

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Trust's Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for
  PIMCO Funds: Pacific Investment Management Series
67
            details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.
                                                                   Prospectus

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Fund for shares of the same class of any other
            Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Fund for shares of the same class of a series of



  PIMCO Funds: Pacific Investment Management Series
69

            PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO Advisors and its subsidiary partnerships. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             Except for the Money Market Fund, for purposes of calculating
            NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by
                                                                   Prospectus
            changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                              Declared Daily
                                                 and Paid     Declared and
         Fund                                    Monthly     Paid Quarterly
            ---------------------------------------------------------------
         Fixed Income Funds                         .
            ---------------------------------------------------------------
         Strategic Balanced, Convertible and
          StocksPLUS Funds                                         .
            ---------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

  PIMCO Funds: Pacific Investment Management Series
71

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

              . A Note on the Municipal Funds. Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, and the New York Intermediate Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California and New York Intermediate Municipal Bond Funds seek to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.
                                                                   Prospectus

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.



  PIMCO Funds: Pacific Investment Management Series
73

            Each Fund may invest in mortgage- or other asset-backed
Mortgage-   securities. Except for the Money Market, Short Duration Municipal
Related     Income, Municipal Bond, California Intermediate Municipal Bond,
and Other   New York Intermediate Municipal Bond, and Convertible Funds, each
Asset-      Fund may invest all of its assets in such securities. Mortgage-
Backed      related securities include mortgage pass-through securities,
Securities  collateralized mortgage obligations ("CMOs"), commercial mortgage-
            backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan
Participations
and
Assignments
            Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher
                                                                   Prospectus
            yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

              . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        (except the Money Market Fund) engage in credit spread trades.
Securities  While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market
            Fund) may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.




Event-      Each Fund (except the Money Market Fund) may invest in "event-
Linked      linked bonds," which are fixed income securities for which the
Bonds       return of principal and payment of interest is contingent on the non-occurrence of a



  PIMCO Funds: Pacific Investment Management Series
75
            specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

            Each Fund may invest in convertible securities. Convertible
Convertible securities are generally preferred stocks and other securities,
and         including fixed income securities and warrants, that are
Equity      convertible into or exercisable for common stock at a stated price
Securities  or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the
                                                                   Prospectus
            rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

               .  Emerging Market Securities. The Emerging Markets Bond Fund
            invests primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term, Low Duration and Low Duration III Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Low Duration II, Total Return II, Long-Term
            U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to
            intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example,
            uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities
            denominated in local European currencies. These and other
            currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the
            Funds.
  PIMCO Funds: Pacific Investment Management Series
77

              . Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

            Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.
                                                                   Prospectus

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
  PIMCO Funds: Pacific Investment Management Series
79

Delayed     The Funds (except the Money Market and Municipal Bond Funds) may
Funding     also enter into, or acquire participations in, delayed funding
Loans and   loans and revolving credit facilities, in which a lender agrees to
Revolving   make loans up to a maximum amount upon demand by the borrower
Credit      during a specified term. These commitments may have the effect of
Facilities  requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment of loss if the value of the securities declines prior to the Transactionssettlement date. This risk is in addition to the risk that the
            Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  Each Fund may invest up to 10% of its assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

            Subject to the restrictions and limitations of the 1940 Act, each Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% (10% in the case of the Money
Securities  Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
            However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

                                                                   Prospectus

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including taxable securities and
Strategies  short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Global Bond Fund II may be changed
in          by the Board of Trustees without shareholder approval. The
Investment investment objective of each other Fund is fundamental and may not Objectives be changed without shareholder approval. Unless otherwise stated,
and         all other investment policies of the Funds may be changed by the
Policies    Board of Trustees without shareholder approval.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.
  PIMCO Funds: Pacific Investment Management Series
81

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                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Money Market
 Institutional Class
 09/30/1999(b)            $ 1.00     $0.02(a)      $ 0.00 (a)    $0.02       $(0.02)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1997                 1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
 11/01/1995 - 03/31/1996    1.00      0.02           0.00         0.02        (0.02)       0.00          0.00          0.00
 10/31/1995(a)              1.00      0.06           0.00         0.06        (0.06)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)              1.00      0.02(a)        0.00 (a)     0.02        (0.02)       0.00          0.00          0.00
 03/31/1999                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1997                 1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
 11/01/1995 - 03/31/1996    1.00      0.02           0.00         0.02        (0.02)       0.00          0.00          0.00
 01/24/1995 -
  10/31/1995(a)             1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
Short-Term
 Institutional Class
 09/30/1999(b)            $10.03     $0.28(a)      $(0.07)(a)    $0.21       $(0.28)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.06      0.57(a)       (0.02)(a)     0.55        (0.57)       0.00          0.00         (0.01)
 03/31/1998                10.00      0.62(a)        0.06 (a)     0.68        (0.60)      (0.01)        (0.01)         0.00
 03/31/1997                 9.92      0.61           0.08         0.69        (0.59)      (0.02)         0.00          0.00
 03/31/1996                 9.79      0.69           0.12         0.81        (0.65)      (0.03)         0.00          0.00
 03/31/1995                 9.92      0.56          (0.13)        0.43        (0.55)      (0.01)         0.00          0.00
 Administrative Class
 09/30/1999(b)             10.03      0.27(a)       (0.07)(a)     0.20        (0.27)       0.00          0.00          0.00
 03/31/1999                10.06      0.54(a)       (0.02)(a)     0.52        (0.54)       0.00          0.00         (0.01)
 03/31/1998                10.00      0.59(a)        0.07 (a)     0.66        (0.58)      (0.01)        (0.01)         0.00
 03/31/1997                 9.92      0.58           0.08         0.66        (0.57)      (0.01)         0.00          0.00
 02/01/1996 - 03/31/1996    9.98      0.11          (0.07)        0.04        (0.10)       0.00          0.00          0.00
Low Duration
 Institutional Class
 09/30/1999(b)            $10.10     $0.31(a)      $(0.20)(a)    $0.11       $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.18      0.65(a)       (0.02)(a)     0.63        (0.65)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98      0.65(a)        0.23 (a)     0.88        (0.63)      (0.02)        (0.03)         0.00
 03/31/1997                 9.95      0.64           0.03         0.67        (0.63)      (0.01)         0.00          0.00
 03/31/1996                 9.76      0.66           0.21         0.87        (0.68)       0.00          0.00          0.00
 03/31/1995                10.04      0.65          (0.30)        0.35        (0.54)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             10.10      0.30(a)       (0.20)(a)     0.10        (0.30)       0.00          0.00          0.00
 03/31/1999                10.18      0.62(a)       (0.02)(a)     0.60        (0.62)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98      0.63(a)        0.22 (a)     0.85        (0.60)      (0.02)        (0.03)         0.00
 03/31/1997                 9.95      0.62           0.03         0.65        (0.60)      (0.02)         0.00          0.00
 03/31/1996                 9.76      0.63           0.21         0.84        (0.65)       0.00          0.00          0.00
 12/31/1994 - 03/31/1995    9.67      0.18           0.07         0.25        (0.14)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
  PIMCO Funds: Pacific Investment Management Series
83

                                                                 Ratio of Net
Tax Basis                Net Asset        Net Assets  Ratio of    Investment
 Return                    Value             End     Expenses to  Income to   Portfolio
   of          Total        End    Total  of Period    Average     Average    Turnover
 Capital   Distributions of Period Return   (000's)  Net Assets   Net Assets    Rate
---------------------------------------------------------------------------------------
 $ 0.00       $(0.02)     $ 1.00    2.37% $  271,338    0.35%+       4.57%+      N/A
   0.00        (0.05)       1.00    5.14     322,290    0.35         4.85        N/A
   0.00        (0.05)       1.00    5.40      55,335    0.35         5.29        N/A
   0.00        (0.05)       1.00    5.19      23,497    0.40         5.08        N/A
   0.00        (0.02)       1.00    2.58      25,935    0.33+        5.44+       N/A
   0.00        (0.06)       1.00    5.67       7,741    0.40         5.53        N/A
   0.00        (0.02)       1.00    2.24       8,431    0.60+        4.34+       N/A
   0.00        (0.05)       1.00    4.93       9,273    0.60         4.44        N/A
   0.00        (0.05)       1.00    5.12         749    0.60         5.04        N/A
   0.00        (0.05)       1.00    4.94          12    0.66         4.83        N/A
   0.00        (0.02)       1.00    2.47          10    0.61+        5.95+       N/A
   0.00        (0.05)       1.00    4.21          10    0.68+        5.94+       N/A
 $ 0.00       $(0.28)     $ 9.96    2.12% $  487,849    0.45%+       5.59%+       21%
   0.00        (0.58)      10.03    5.63     495,752    0.45         5.66         47
   0.00        (0.62)      10.06    7.06     172,846    0.45         6.12         48
   0.00        (0.61)      10.00    7.12     156,515    0.47         6.12         77
   0.00        (0.68)       9.92    8.49     101,797    0.58         6.86        215
   0.00        (0.56)       9.79    4.46      90,114    0.50         5.67         79
   0.00        (0.27)       9.96    1.99       5,712    0.70+        5.35+        21
   0.00        (0.55)      10.03    5.39       3,769    0.70         5.37         47
   0.00        (0.60)      10.06    6.80       5,147    0.70         5.86         48
   0.00        (0.58)      10.00    6.86       4,513    0.72         5.87         77
   0.00        (0.10)       9.92    0.41       3,999    0.52+        4.44+       215
 $ 0.00       $(0.31)     $ 9.90    1.11% $4,067,967    0.43%+       6.20%+       52%
   0.00        (0.71)      10.10    6.35   3,367,438    0.43         6.36        245
   0.00        (0.68)      10.18    9.00   2,759,531    0.43         6.39        309
   0.00        (0.64)       9.98    6.97   2,797,001    0.43         6.46        240
   0.00        (0.68)       9.95    9.13   2,677,574    0.42         6.88        209
  (0.09)       (0.63)       9.76    3.60   2,332,032    0.41         6.46         77
   0.00        (0.30)       9.90    0.98%    120,300    0.68+        5.93+        52
   0.00        (0.68)      10.10    6.09     128,212    0.68         6.09        245
   0.00        (0.65)      10.18    8.73      46,186    0.68         6.16        309
   0.00        (0.62)       9.98    6.71      23,564    0.68         6.21        240
   0.00        (0.65)       9.95    8.83       2,536    0.69         6.73        209
  (0.02)       (0.16)       9.76    2.53         771    0.66+        6.93+        77

-------
+ Annualized.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Low Duration II
 Institutional Class
 09/30/1999(b)            $ 9.95     $0.28(a)      $(0.19)(a)    $ 0.09      $(0.28)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.00      0.58(a)        0.00 (a)      0.58       (0.58)       0.00          0.00         (0.05)
 03/31/1998                 9.81      0.22(a)        0.59 (a)      0.81       (0.56)      (0.04)        (0.02)         0.00
 03/31/1997                 9.82      0.62          (0.03)         0.59       (0.58)      (0.02)         0.00          0.00
 03/31/1996                 9.77      0.66           0.04          0.70       (0.60)      (0.03)         0.00          0.00
 03/31/1995                 9.94      0.62          (0.16)         0.46       (0.58)      (0.03)         0.00          0.00
 Administrative Class
 09/30/1999(b)              9.95      0.28(a)       (0.20)(a)      0.08       (0.27)       0.00          0.00          0.00
 03/31/1999                10.00      0.56(a)        0.00 (a)      0.56       (0.56)       0.00          0.00         (0.05)
 02/02/1998 - 03/31/1998   10.03      0.14(a)       (0.08)(a)      0.06       (0.08)      (0.01)         0.00          0.00
Low Duration III
 Institutional Class
 09/30/1999(b)            $ 9.98     $0.30(a)      $(0.17)(a)    $ 0.13      $(0.30)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.05      0.60(a)        0.00 (a)      0.60       (0.60)       0.00          0.00         (0.07)
 03/31/1998                 9.91      0.53(a)        0.24 (a)      0.77       (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.09)         0.06       (0.15)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)              9.98      0.30          (0.19)         0.11       (0.28)       0.00          0.00          0.00
 03/19/1999 - 03/31/1999    9.97      0.02           0.01          0.03       (0.02)       0.00          0.00          0.00
Low Duration Mortgage
 Institutional Class
 09/30/1999(b)            $10.01     $0.31(a)      $(0.09)(a)    $ 0.22      $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.13      0.64(a)       (0.08)(a)      0.56       (0.64)       0.00          0.00         (0.04)
 07/31/1997 - 03/31/1998   10.00      0.43(a)        0.14 (a)      0.57       (0.42)       0.00         (0.02)         0.00
Moderate Duration
 Institutional Class
 09/30/1999(b)            $ 9.94     $0.28(a)      $(0.26)(a)    $ 0.02      $(0.29)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.14      0.60(a)        0.07 (a)      0.67       (0.60)       0.00         (0.11)        (0.16)
 03/31/1998                 9.83      0.38(a)        0.56 (a)      0.94       (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.17)        (0.02)      (0.15)       0.00          0.00          0.00
Real Return Bond
 Institutional Class
 09/30/1999(b)            $ 9.83     $0.36(a)      $(0.03)(a)    $ 0.33      $(0.34)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 9.77      0.51(a)        0.10 (a)      0.61       (0.48)      (0.07)         0.00          0.00
 03/31/1998                 9.93      0.44(a)        0.05 (a)      0.49       (0.48)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997    9.92      0.11          (0.02)         0.09       (0.08)       0.00          0.00          0.00
Total Return
 Institutional Class
 09/30/1999(b)            $10.36     $0.31(a)      $(0.30)(a)    $ 0.01      $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.62      0.63(a)        0.16 (a)      0.79       (0.63)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.64(a)        0.62 (a)      1.26       (0.62)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.68          (0.02)         0.66       (0.66)      (0.02)         0.00          0.00
 03/31/1996                10.02      0.81           0.29          1.10       (0.61)      (0.10)        (0.12)         0.00
 03/31/1995                10.25      0.64          (0.24)         0.40       (0.56)      (0.05)         0.00          0.00
 Administrative Class
 09/30/1999(b)             10.36      0.29(a)       (0.30)(a)     (0.01)      (0.29)       0.00          0.00          0.00
 03/31/1999                10.62      0.61(a)        0.16 (a)      0.77       (0.61)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.61(a)        0.63 (a)      1.24       (0.60)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.66(a)       (0.02)(a)      0.64       (0.64)      (0.02)         0.00          0.00
 03/31/1996                10.01      0.80           0.29          1.09       (0.60)      (0.09)        (0.12)         0.00
 09/07/1994 - 03/31/1995   10.00      0.31           0.06          0.37       (0.32)      (0.03)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited
  PIMCO Funds: Pacific Investment Management Series
85

                                                                       Ratio of Net
Tax Basis                Net Asset          Net Assets   Ratio of       Investment
 Return                    Value                End     Expenses to     Income to   Portfolio
   of          Total        End    Total     of Period    Average        Average    Turnover
 Capital   Distributions of Period Return     (000's)   Net Assets      Net Assets    Rate
---------------------------------------------------------------------------------------------
 $ 0.00       $(0.28)     $ 9.76    0.97 %  $   467,105    0.62%+(e)       5.77%+       59%
   0.00        (0.63)       9.95    5.89        414,463    0.57   (c)      5.79        322
   0.00        (0.62)      10.00    8.29        401,204    0.50            5.98        335
   0.00        (0.60)       9.81    6.33        339,375    0.51            6.31        237
  (0.02)       (0.65)       9.82    7.30        253,299    0.48            6.61        225
  (0.02)       (0.63)       9.77    4.80        170,866    0.47            6.35        102
   0.00        (0.27)       9.76    0.83            303    0.88+  (f)      5.69+        59
   0.00        (0.61)       9.95    5.63         22,594    0.85   (d)      5.47        322
   0.00        (0.09)      10.00    0.58             56    0.75+           8.53+       335
 $ 0.00       $(0.30)     $ 9.81    1.30 %  $    25,485    0.57%+(g)       6.01%+       53%
   0.00        (0.67)       9.98    6.10         26,549    0.50            5.94        167
   0.00        (0.63)      10.05    7.93         23,896    0.50            5.98        307
   0.00        (0.15)       9.91    0.58         10,056    0.49+           6.00+       155
   0.00        (0.28)       9.81    1.17             10    0.81+  (h)      2.84+        53
   0.00        (0.02)       9.98    0.15              6    0.75            6.42        167
 $ 0.00       $(0.31)     $ 9.92    2.26 %  $     4,178    1.73%+(e)       6.27%       115%
   0.00        (0.68)      10.01    5.71          4,119    2.37   (e)      6.35        198
   0.00        (0.44)      10.13    5.86          3,748    1.81+  (f)      6.30+       486
 $ 0.00       $(0.29)     $ 9.67    0.26 %  $   345,033    0.45%+          6.01%+       70%
   0.00        (0.87)       9.94    6.70        317,400    0.45            5.94        169
   0.00        (0.63)      10.14    9.80        239,152    0.45            3.75         96
   0.00        (0.15)       9.83   (0.25)        13,458    0.44+           6.01+        49
 $ 0.00       $(0.34)     $ 9.82    3.40 %  $    86,100    0.54%+          7.28%+      103%
   0.00        (0.55)       9.83    6.41         15,588    0.52            5.18        438
   0.00        (0.65)       9.77    4.70          5,526    0.52            4.46        967
   0.00        (0.08)       9.93    0.09          5,638    0.51+           6.54+       160
 $ 0.00       $(0.31)     $10.06    0.07 %  $23,305,606    0.46%+          6.00%+       46%
   0.00        (1.05)      10.36    7.60     21,711,396    0.43            5.91        154
   0.00        (0.91)      10.62   12.63     16,484,119    0.43            6.06        206
   0.00        (0.68)      10.27    6.60     12,528,536    0.43            6.60        173
   0.00        (0.83)      10.29   11.14     10,247,605    0.42            6.85        221
  (0.02)       (0.63)      10.02    4.22      7,239,735    0.41            6.72         98
   0.00        (0.29)      10.06   (0.06)     2,873,555    0.71+           5.73+        46
   0.00        (1.03)      10.36    7.33      1,972,984    0.68            5.52        154
   0.00        (0.89)      10.62   12.36        481,730    0.68            5.74        206
   0.00        (0.66)      10.27    6.34        151,194    0.68            6.35        173
   0.00        (0.81)      10.29   10.99        104,618    0.68            6.64        221
  (0.01)       (0.36)      10.01    3.76          9,037    0.66+           6.54+        98

-------
+ Annualized.
(c) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.75%.
(e) Ratio of expenses to net assets excluding interest expense is 0.50%.
(f) Ratio of expenses to net assets excluding interest expense is 0.75%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.76%.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Total Return II
 Institutional Class
 09/30/1999(b)            $10.11     $0.28(a)      $ 0.33 (a)    $(0.05)     $(0.28)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.26      0.59(a)        0.17 (a)      0.76       (0.59)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.63(a)        0.52 (a)      1.15       (0.60)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.61          (0.02)         0.59       (0.62)      (0.01)         0.00          0.00
 11/01/1995 - 03/31/1996   10.21      0.25          (0.17)         0.08       (0.26)       0.00         (0.09)        (0.05)
 10/31/1995(a)              9.39      0.69           0.76          1.45       (0.62)       0.00         (0.01)         0.00
 Administrative Class
 09/30/1999(b)             10.11      0.28(a)       (0.34)(a)     (0.06)      (0.27)       0.00          0.00          0.00
 03/31/1999                10.26      0.56(a)        0.17 (a)      0.73       (0.56)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.60(a)        0.52 (a)      1.12       (0.57)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.59          (0.02)         0.57       (0.60)      (0.01)         0.00          0.00
 11/01/1995 - 03/31/1996   10.22      0.24          (0.17)         0.07       (0.26)       0.00         (0.09)        (0.05)
 11/30/1994 -
  10/31/1995(a)             9.34      0.56           0.88          1.44       (0.55)       0.00         (0.01)         0.00
Total Return III
 Institutional Class
 09/30/1999(b)            $ 9.27     $0.28(a)      $(0.34)(a)    $(0.06)     $(0.27)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 9.55      0.57(a)        0.20 (a)      0.77       (0.56)       0.00         (0.24)        (0.25)
 03/31/1998                 9.15      0.57(a)        0.56 (a)      1.13       (0.54)      (0.03)        (0.16)         0.00
 03/31/1997                 9.13      0.55           0.05          0.60       (0.55)      (0.02)         0.00         (0.01)
 03/31/1996                 8.99      0.72           0.17          0.89       (0.54)      (0.09)        (0.12)         0.00
 03/31/1995                 9.18      0.59          (0.16)         0.43       (0.52)      (0.02)         0.00          0.00
 Administrative Class
 09/30/1999(b)              9.27      0.28(a)       (0.35)(a)     (0.07)      (0.26)       0.00          0.00          0.00
 03/31/1999                 9.55      0.55(a)        0.20 (a)      0.75       (0.54)       0.00         (0.24)        (0.25)
 04/11/1997 - 03/31/1998    9.12      0.54(a)        0.58 (a)      1.12       (0.50)      (0.03)        (0.16)         0.00
Total Return Mortgage
 Institutional Class
 09/30/1999(b)            $10.19     $0.29(a)      $(0.21)(a)    $ 0.08      $(0.29)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.24      0.58(a)        0.05 (a)      0.63       (0.58)       0.00         (0.03)        (0.07)
 07/31/1997 - 03/31/1998   10.00      0.41(a)        0.30 (a)      0.71       (0.46)       0.00         (0.01)         0.00
High Yield
 Institutional Class
 09/30/1999(b)            $11.23     $0.46(a)      $(0.49)(a)    $(0.03)     $(0.47)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                11.66      0.95(a)       (0.43)(a)      0.52       (0.94)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.98(a)        0.65 (a)      1.63       (0.98)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.92           0.34          1.26       (0.97)       0.00         (0.13)         0.00
 03/31/1996                10.42      1.04           0.54          1.58       (1.01)       0.00         (0.05)         0.00
 03/31/1995                10.52      0.99          (0.12)         0.87       (0.93)      (0.02)         0.00         (0.02)
 Administrative Class
 09/30/1999(b)             11.23      0.45(a)       (0.50)(a)     (0.05)      (0.45)       0.00          0.00          0.00
 03/31/1999                11.66      0.93(a)       (0.43)(a)      0.50       (0.92)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.95(a)        0.65 (a)      1.60       (0.95)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.85(a)        0.38 (a)      1.23       (0.94)       0.00         (0.13)         0.00
 03/31/1996                10.41      1.02(a)        0.54 (a)      1.56       (0.98)       0.00         (0.05)         0.00
 01/16/1995 - 03/31/1995   10.14      0.23           0.25          0.48       (0.21)       0.00          0.00          0.00
Long-Term U.S. Gov't
 Institutional Class
 09/30/1999(b)            $10.30     $0.32(a)      $(0.62)(a)    $(0.30)     $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.57      0.63(a)        0.20 (a)      0.83       (0.64)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.52(a)        1.34 (a)      1.86       (0.62)       0.00         (0.06)         0.00
 03/31/1997                 9.96      0.79          (0.35)         0.44       (0.68)       0.00          0.00         (0.33)
 03/31/1996                 9.85      0.83           0.66          1.49       (0.68)      (0.04)        (0.50)        (0.16)
 03/31/1995                 9.96      0.60          (0.09)         0.51       (0.60)      (0.02)         0.00          0.00
 Administrative Class
 09/30/1999(b)             10.30      0.28(a)       (0.59)(a)     (0.30)      (0.31)       0.00          0.00          0.00
 03/31/1999                10.57      0.60(a)        0.20 (a)      0.80       (0.61)       0.00          0.00         (0.46)
 09/23/1997 - 03/31/1998   10.17      0.26(a)        0.51 (a)      0.77       (0.31)       0.00         (0.06)         0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
  PIMCO Funds: Pacific Investment Management Series
87

                                                                      Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of       Investment
 Return                    Value               End     Expenses to     Income to   Portfolio
   of          Total        End    Total    of Period    Average        Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets      Net Assets    Rate
--------------------------------------------------------------------------------------------
 $ 0.00       $(0.28)     $ 9.78   (0.49)%  $1,150,127    0.50%+          5.65%+       53%
   0.00        (0.91)      10.11    7.46       986,690    0.50            5.65        213
   0.00        (0.74)      10.26   11.99       574,587    0.50            6.15        361
   0.00        (0.63)       9.85    6.15       478,451    0.50            6.38        293
   0.00        (0.40)       9.89    0.78       455,583    0.51+           6.36+        73
   0.00        (0.63)      10.21   15.96       442,091    0.50            6.47         41
   0.00        (0.27)       9.78   (0.61)       50,434    0.75+           5.27+        53
   0.00        (0.88)      10.11    7.19        54,736    0.75            5.33        213
   0.00        (0.71)      10.26   11.71        15,172    0.75            5.86        361
   0.00        (0.61)       9.85    5.88         5,304    0.75            6.13        293
   0.00        (0.40)       9.89    0.57         3,320    0.76+           6.06+        73
   0.00        (0.56)      10.22   15.92         3,163    0.76+           6.22+        41
 $ 0.00       $(0.27)     $ 8.94   (0.60)%  $  617,808    0.51%+          6.00%+       56%
   0.00        (1.05)       9.27    8.20       488,243    0.50            5.85        216
   0.00        (0.73)       9.55   12.62       365,249    0.51            5.99        183
   0.00        (0.58)       9.15    6.76       193,297    0.51            6.21         90
   0.00        (0.75)       9.13   10.06       142,223    0.50            6.82        177
  (0.08)       (0.62)       8.99    4.92        99,497    0.50            6.95        146
   0.00        (0.26)       8.94   (0.73)        3,270    0.76+           5.78+        56
   0.00        (1.03)       9.27    7.93         1,867    0.75            5.59        216
   0.00        (0.69)       9.55   12.46           178    0.76+           5.85+       183
 $ 0.00       $(0.29)     $ 9.98    0.85 %  $    3,901    0.51%+          5.83%+      190%
   0.00        (0.68)      10.19    6.27         4,128    0.50            5.66        158
   0.00        (0.47)      10.24    6.69         3,588    0.52+           6.07+       593
 $ 0.00       $(0.47)     $10.73   (0.32)%  $2,320,018    0.50%+          8.45%+       17%
   0.00        (0.95)      11.23    4.73     2,162,868    0.50            8.41         39
   0.00        (1.07)      11.66   15.26     1,628,930    0.50            8.52         37
   0.00        (1.10)      11.10   12.04       744,498    0.50            8.77         67
   0.00        (1.06)      10.94   15.70       536,983    0.47            9.28         66
   0.00        (0.97)      10.42    8.81       336,310    0.48            9.37         78
   0.00        (0.45)      10.73   (0.44)      320,987    0.75+           8.17+        17
   0.00        (0.93)      11.23    4.49       238,792    0.75            8.17         39
   0.00        (1.04)      11.66   14.98        69,937    0.75            8.21         37
   0.00        (1.07)      11.10   11.76        10,428    0.76            8.48         67
   0.00        (1.03)      10.94   15.54         1,007    0.80            9.16         66
   0.00        (0.21)      10.41    4.66            41    0.73+          10.12+        78
 $ 0.00       $(0.31)     $ 9.69   (2.88)%  $  281,120    0.55%+(c)       6.34%+      167%
   0.00        (1.10)      10.30    7.76       170,847    0.89(d)         5.83        364
   0.00        (0.68)      10.57   20.23        48,547    0.51            4.88        177
   0.00        (1.01)       9.39    4.48        19,995    0.63            7.63        402
   0.00        (1.38)       9.96   14.83        32,511    0.56            6.80        238
   0.00        (0.62)       9.85    5.50        32,349    0.50            6.62         89
   0.00        (0.30)       9.69   (2.99)       44,170    0.80+  (e)      5.55+       167
   0.00        (1.07)      10.30    7.46        11,383    1.15   (f)      5.58        364
   0.00        (0.37)      10.57    7.60         4,957     .76+           4.87+       177

-------
+ Annualized.
(c)Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.50%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(f) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.76%.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Short Duration Municipal Income
Fund
 Institutional Class
 08/31/1999 -
  09/30/1999(b)           $10.00     $0.03         $ 0.00        $ 0.03      $(0.03)     $ 0.00        $ 0.00         $0.00
Municipal Bond
 Institutional Class
 09/30/1999(b)            $10.12     $0.23(a)      $(0.56)(a)    $(0.33)     $(0.23)     $ 0.00        $ 0.00         $0.00
 03/31/1999                 9.97      0.45(a)        0.14 (a)      0.59       (0.44)       0.00          0.00          0.00
 12/31/1997 - 03/31/1998   10.00      0.11(a)       (0.03)(a)      0.08       (0.11)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             10.12      0.21          (0.55)        (0.34)      (0.22)       0.00          0.00          0.00
 09/30/98 - 03/31/1999     10.25      0.21          (0.13)         0.08       (0.21)       0.00          0.00          0.00
California Intermediate Municipal
Bond Fund
 Institutional Class
 08/31/1999 -
  09/30/1999(b)           $10.00     $0.03         $ 0.04        $ 0.07      $(0.03)     $ 0.00        $ 0.00         $0.00
 Administrative Class
 09/07/1999 -
  09/30/1999(b)            10.02      0.02           0.02          0.04       (0.02)       0.00          0.00          0.00
New York Intermediate Municipal
Bond Fund
 Institutional Class
 08/31/1999 -
 09/30/1999(b)            $10.00     $0.03         $ 0.01        $ 0.04      $(0.03)     $ 0.00        $ 0.00         $0.00
Global Bond
 Institutional Class
 09/30/1999(b)            $ 9.76     $0.27(a)      $(0.34)(a)    $(0.07)     $(0.28)     $ 0.00        $ 0.00         $0.00
 03/31/1999                 9.70      0.52(a)        0.14 (a)      0.66       (0.36)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.66(a)       (0.10)(a)      0.56       (0.53)       0.00          0.00         (0.19)
 03/31/1997                10.05      0.70          (0.01)         0.69       (0.44)       0.00         (0.44)         0.00
 03/31/1996                 9.87      0.45           0.72          1.17       (0.61)       0.00         (0.21)        (0.17)
 03/31/1995                 9.85      0.69          (0.14)         0.55       (0.29)      (0.24)         0.00          0.00
 Administrative Class
 09/30/1999(b)              9.76      0.27(a)       (0.35)(a)     (0.08)      (0.27)       0.00          0.00          0.00
 03/31/1999                 9.70      0.51(a)        0.14 (a)      0.65       (0.35)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.59(a)       (0.05)(a)      0.54       (0.51)       0.00          0.00         (0.19)
 08/01/1996 - 03/31/1997   10.28      0.51          (0.23)         0.28       (0.26)       0.00         (0.44)         0.00
Global Bond II
 Institutional Class
 09/30/1999(b)            $ 9.89     $0.27(a)      $(0.35)(a)    $(0.08)     $(0.27)     $ 0.00        $(0.09)        $0.00
 03/31/1999                 9.92      0.52(a)        0.06 (a)      0.58       (0.52)       0.00         (0.01)        (0.08)
 02/25/1998 - 03/31/1998    9.82      0.06(a)        0.09 (a)      0.15        0.00       (0.05)         0.00          0.00
Foreign Bond
 Institutional Class
 09/30/1999(b)            $10.63     $0.32(a)      $(0.49)(a)    $(0.17)     $(0.32)     $ 0.00        $ 0.00         $0.00
 03/31/1999                10.74      0.58(a)        0.24 (a)      0.82       (0.58)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.66(a)        0.61 (a)      1.27       (0.63)       0.00         (0.31)         0.00
 03/31/1997                10.50      0.80           1.00          1.80       (0.40)       0.00         (1.49)         0.00
 03/31/1996                 9.38      0.96           1.03          1.99       (0.34)      (0.25)        (0.25)        (0.03)
 03/31/1995                10.18      0.38          (0.57)        (0.19)       0.00        0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             10.63      0.31(a)       (0.49)(a)     (0.18)      (0.31)       0.00          0.00          0.00
 03/31/1999                10.74      0.56(a)        0.24 (a)      0.80       (0.56)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.63(a)        0.61 (a)      1.24       (0.60)       0.00         (0.31)         0.00
 01/28/1997 - 03/31/1997   10.54      0.59          (0.67)        (0.08)      (0.05)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited.
  PIMCO Funds: Pacific Investment Management Series
89

                                                                     Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of      Investment
 Return                    Value               End     Expenses to    Income to   Portfolio
   of          Total        End    Total    of Period    Average       Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets     Net Assets    Rate
-------------------------------------------------------------------------------------------
 $ 0.00       $(0.03)     $10.00    0.30%    $ 10,536     0.39%+         3.60%+      104%
 $ 0.00       $(0.23)     $ 9.56   (3.31)%   $  4,325     0.52%+         4.60%+       48%
   0.00        (0.44)      10.12    6.04        5,894     0.50           4.41         70
   0.00        (0.11)       9.97    0.78        3,023     0.50+          4.46+        60
   0.00        (0.22)       9.56   (3.43)       2,477     0.77+          2.22+        48
   0.00        (0.21)      10.12    0.83        1,419     0.75+          2.11         70
 $ 0.00       $(0.03)     $10.04    0.71 %   $  3,123     0.49%+         3.83%+      181%
   0.00        (0.02)      10.04    0.63           10     0.49+          2.95+       181
 $ 0.00       $(0.03)     $10.01    0.39 %   $  3,010     0.49%+         3.69%+      193%
 $ 0.00       $(0.28)     $ 9.41   (0.56)%   $283,268     0.62%+(c)      5.96%+       39%
   0.00        (0.60)       9.76    6.90      266,984     0.55           5.35        143
   0.00        (0.72)       9.70    5.85      256,274     0.55           6.64        389
   0.00        (0.88)       9.86    6.78      215,631     0.56           7.51        911
   0.00        (0.99)      10.05   12.04      133,833     0.58           5.88       1083
   0.00        (0.53)       9.87   10.35       76,476     0.64           5.59        461
   0.00        (0.27)       9.41   (0.68)       7,065     0.87+ (d)      5.80+        39
   0.00        (0.59)       9.76    6.78        1,326     0.80           5.21        143
   0.00        (0.70)       9.70    5.57        1,548     0.80           6.39        389
   0.00        (0.70)       9.86    2.97          346     0.78+          5.66+       911
 $ 0.00       $(0.36)     $ 9.45   (1.69)%   $ 29,033     0.58%+         2.84%+       55%
   0.00        (0.61)       9.89    6.06       29,044     0.55           5.29        236
   0.00        (0.05)       9.92    1.02       24,517     0.55+          6.24+       369
 $ 0.00       $(0.32)     $10.14   (1.63)%   $461,433     0.59%+(e)      6.16%+       90%
   0.00        (0.93)      10.63    7.92      530,325     0.50           5.39        376
   0.00        (0.94)      10.74   12.64      392,198     0.50           6.32        280
   0.00        (1.89)      10.41   17.69      234,880     0.50           7.88        984
   0.00        (0.87)      10.50   21.80      258,493     0.52           5.83       1234
  (0.61)       (0.61)       9.38   (1.85)     232,700     0.47           6.44        299
   0.00        (0.31)      10.14   (1.75)       4,906     0.85+ (f)      5.97+        90
   0.00        (0.91)      10.63    7.65        2,096     0.75           5.13        376
   0.00        (0.91)      10.74   12.34          315     0.75           6.07        280
   0.00        (0.05)      10.41   (0.72)          30     0.79+          7.63+       984

-------
+ Annualized.
(c)Ratio of expenses to average net assets excluding interest expense is 0.55%.
(d)Ratio of expenses to average net assets excluding interest expense is 0.80%.
(e) Ratio of expenses to average net assets excluding interest expense on agreement is 0.50%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.75%.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
 Institutional Class
 09/30/1999(b)            $ 7.51     $ 0.45(a)     $ 0.17 (a)    $0.62       $(0.45)      $0.00        $ 0.00        $ 0.00
 03/31/1999                 9.67       0.87(a)      (2.11)(a)    (1.24)       (0.87)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00       0.46(a)      (0.18)(a)     0.28        (0.46)       0.00         (0.15)         0.00
 Administrative Class
 09/30/1999(b)              7.51       0.45          0.16         0.61        (0.44)       0.00          0.00          0.00
 09/30/98 - 03/31/1999      6.82       0.45          0.74         1.19        (0.45)       0.00          0.00         (0.05)
Strategic Balanced
 Institutional Class
 09/30/1999(b)            $12.76     $ 0.33(a)     $(0.26)(a)    $0.07       $(0.23)      $0.00        $ 0.00        $ 0.00
 03/31/1999                12.60       0.89(a)       0.60 (a)     1.49        (0.66)       0.00         (0.67)         0.00
 03/31/1998                10.32       1.30(a)       2.05 (a)     3.35        (0.84)       0.00         (0.23)         0.00
 06/28/1996 - 03/31/1997   10.00       0.85          0.31         1.16        (0.63)       0.00         (0.21)         0.00
 Administrative Class
 06/30/99 -
  09/30/1999(b)            13.17       0.69         (0.56)       (0.47)       (0.11)       0.00          0.00          0.00
Convertible Fund
 Institutional Class
 09/30/1999(b)            $10.00     $(0.05)       $ 1.42        $1.37       $ 0.00       $0.00        $ 0.00        $ 0.00
StocksPLUS
 Institutional Class
 09/30/1999(b)            $14.32     $ 0.32(a)     $(0.20)(a)    $0.12       $(0.25)      $0.00        $ 0.00        $ 0.00
 03/31/1999                14.09       0.97(a)       1.32 (a)     2.29        (0.82)       0.00         (1.24)         0.00
 03/31/1998                11.46       1.90(a)       3.23 (a)     5.13        (1.41)       0.00         (1.09)         0.00
 03/31/1997                11.16       1.27          0.82         2.09        (1.27)       0.00         (0.52)         0.00
 03/31/1996                10.48       0.91          2.48         3.39        (1.05)       0.00         (1.62)        (0.04)
 03/31/1995                 9.52       1.03          0.69         1.72        (0.76)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             14.25       0.27(a)      (0.20)(a)     0.07        (0.24)       0.00          0.00          0.00
 03/31/1999                14.06       1.10(a)       1.13 (a)     2.23        (0.80)       0.00         (1.24)         0.00
 03/31/1998                11.46       1.89(a)       3.19 (a)     5.08        (1.39)       0.00         (1.09)         0.00
 01/07/1997 - 03/31/1997   11.56       0.14         (0.09)        0.05        (0.15)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited.

  PIMCO Funds: Pacific Investment Management Series
91

                                                                     Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of      Investment
 Return                    Value               End     Expenses to    Income to   Portfolio
   of          Total        End    Total    of Period    Average       Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets     Net Assets    Rate
-------------------------------------------------------------------------------------------
  $0.00       $(0.45)     $ 7.68     8.45 %  $  4,478     0.90%+(c)     11.66%+      188%
   0.00        (0.92)       7.51   (12.55)      3,641     0.85          11.08        315
   0.00        (0.61)       9.67     3.10       3,676     0.86+          7.21+       695
   0.00        (0.44)       7.68     8.30      11,563     1.13+          5.73+       188
   0.00        (0.50)       7.51    17.88         118     1.10           6.24        315
  $0.00       $(0.23)     $12.60     0.51 %  $125,686     0.65%+         4.96%+       34%
   0.00        (1.33)      12.76    12.36      97,945     0.65           7.00         82
   0.00        (1.07)      12.60    33.40      38,806     0.65          10.84         56
   0.00        (0.84)      10.32    11.83      10,360     0.90+          9.72+        95
   0.00        (0.11)      12.59    (3.58)        248     0.90+          2.71+        34
  $0.00       $ 0.00      $11.37    13.70 %  $ 36,145     0.70%+(d)     (0.81)%+     205%
  $0.00       $(0.25)     $14.19     0.83 %  $546,622     0.66%+         4.30%+       46%
   0.00        (2.06)      14.32    17.65     512,953     0.65           6.92         81
   0.00        (2.50)      14.09    47.75     416,600     0.65          13.74         30
   0.00        (1.79)      11.46    19.44     235,829     0.65          11.78         47
   0.00        (2.71)      11.16    34.07     151,869     0.70          15.23        102
   0.00        (0.76)      10.48    18.64      46,498     0.50          11.89        177
   0.00        (0.24)      14.08     0.49      51,992     0.91+          1.77+        46
   0.00        (2.04)      14.25    17.21      11,302     0.90           7.83         81
   0.00        (2.48)      14.06    47.19       2,143     0.90          13.49         30
   0.00        (0.15)      11.46     0.34         682     0.95+          4.83+        47

-------
+ Annualized.
(c) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.65%.

                                                                   Prospectus

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


PIMCO Funds: Pacific Investment Management Series

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate   Moody's short-term debt ratings are opinions of the ability of
Short-      issuers to repay punctually senior debt obligations which have an
Term Debt   original maturity not exceeding one year. Obligations relying upon
Ratings     support mechanisms such as letters of credit and bonds of
            indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Short-      There are four rating categories for short-term municipal bonds
Term        that define an investment grade situation, which are listed below.
Municipal   In the case of variable rate demand obligations (VRDOs), a two-
Bond        component rating is assigned. The first element represents an
Ratings     evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
                                                                   Prospectus

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services     AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
             Debt rated BB, B, CCC, CC, and C is regarded as having
            predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



PIMCO Funds: Pacific Investment Management Series

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.
                                                                   Prospectus

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.


PIMCO Funds: Pacific Investment Management Series

            -------------------------------------------------------------------
            INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO       PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Funds:      92660
Pacific
Investment
Management  -------------------------------------------------------------------
Series      CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C.
            20006

            -------------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Funds' performance during its last fiscal year. You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment Management Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You can also visit our Web site at www.pimco.com for additional information about the Funds.

You may review and copy information about the Trust, including SAI, at the Securities and Exchange Commission's public reference room in Washington. You may call the Commission at 1-202-942-8090 for information about the operation of the reference room. You may also access reports and other information about the trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PIMCO
-------
  FUNDS

PIMCO Funds
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

www.pimco.com

Investment Company Act file no. 811-5028

PY000.3/00

                          PIMCO Funds Prospectus

                          --------------------------------------------------------------------------------
Pacific                   SHORT DURATION BOND FUNDS                  HIGH YIELD BOND FUNDS
Investment                Money Market Fund                          High Yield Fund
Management                Short-Term Fund
Series                    Low Duration Fund                          INFLATION-INDEXED BOND FUNDS
                                                                     Real Return Bond Fund
                          --------------------------------------------------------------------------------
March 31, 2000            INTERMEDIATE DURATION BOND FUNDS
                          Total Return Fund                          CONVERTIBLE FUNDS
Share Classes                                                        Convertible Fund
A    B     C              --------------------------------------------------------------------------------
                          LONG DURATION BOND FUNDS
                          Long-Term U.S. Government Fund             STOCK AND BOND FUNDS
                                                                     Strategic Balanced Fund
                          --------------------------------------------------------------------------------
                          INTERNATIONAL BOND FUNDS
                          Global Bond Fund II                        ENHANCED INDEX STOCK FUNDS
                          Foreign Bond Fund                          StocksPLUS Fund
                          Emerging Markets Bond Fund
                          --------------------------------------------------------------------------------


                                                                                                 P I M C O
                          This cover is not part of the Prospectus.                              ---------
                                                                                                     FUNDS

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 13 mutual funds offered by PIMCO Funds:
Funds:      Pacific Investment Management Series. The Funds provide access to
Pacific     the professional investment advisory services offered by Pacific
Investment Investment Management Company ("PIMCO"). As of December 31, 1999, Management PIMCO managed approximately $186 billion in assets.
Series

March 31,   This Prospectus explains what you should know about the Funds
2000        before you invest. Please read it carefully.

Share       The Securities and Exchange Commission has not approved or
Classes     disapproved these securities, or determined if this Prospectus is
A, B        truthful or complete. Any representation to the contrary is a
and C       criminal offense.

  Pacific Investment Management Series
1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Convertible Fund...............................................   5
           Emerging Markets Bond Fund.....................................   7
           Foreign Bond Fund..............................................   9
           Global Bond Fund II............................................  11
           High Yield Fund................................................  13
           Long-Term U.S. Government Fund.................................  15
           Low Duration Fund..............................................  17
           Money Market Fund..............................................  19
           Real Return Bond Fund..........................................  21
           Short-Term Fund................................................  23
           StocksPLUS Fund................................................  25
           Strategic Balanced Fund........................................  27
           Total Return Fund..............................................  29
         Summary of Principal Risks.......................................  31
         Management of the Funds..........................................  33
         Investment Options...............................................  35
         How Fund Shares are Priced.......................................  38
         How to Buy and Sell Shares.......................................  39
         Fund Distributions...............................................  42
         Tax Consequences.................................................  43
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  44
         Financial Highlights.............................................  51
         Appendix A--Description of Securities Ratings.................... A-1

                                                                   Prospectus

            Summary Information

 The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                                                                                        Non-U.S. Dollar
                                                                                                        Denominated
                                Main Investments   Duration                  Credit Quality(1)          Securities(2)
 ---------------------------------------------------------------------------------------------------------------------------
 Short Duration  Money Market   Money market       (less than or =)          Min 95% Aaa or             0%
 Bond Funds                     instruments        90 days dollar-           Prime 1; (less than or =)
                                                   weighted average          5% Aa
                                                   maturity                  or Prime 2
            ----------------------------------------------------------------------------------------------------------------
                 Short-Term     Money market       0-1 year                  B to Aaa; max              0-5%(3)
                                instruments and                              10% below Baa
                                short maturity
                                fixed income
                                securities
            ----------------------------------------------------------------------------------------------------------------
                 Low Duration   Short maturity     1-3 years                 B to Aaa; max              0-20%(3)
                                fixed income                                 10% below Baa
                                securities
 ---------------------------------------------------------------------------------------------------------------------------
 Intermediate    Total Return   Intermediate       3-6 years                 B to Aaa; max              0-20%(3)
 Duration                       maturity fixed                               10% below Baa
 Bond Funds                     income
                                securities
 ---------------------------------------------------------------------------------------------------------------------------
 Long Duration   Long-Term      Long-term          (greater than or =)       A to Aaa                   0%
 Bond Funds      U.S.           maturity fixed     8 years
                 Government     income
                                securities
 ---------------------------------------------------------------------------------------------------------------------------
 International   Global Bond II U.S. and hedged    3-7 years                 B to Aaa; max              25-75%(5)
 Bond Funds                     non-U.S.                                     10% below Baa
                                intermediate
                                maturity fixed
                                income
                                securities
            ----------------------------------------------------------------------------------------------------------------
                 Foreign Bond   Intermediate       3-7 years                 B to Aaa; max              (greater than or =)
                                maturity hedged                              10% below Baa               85%(5)
                                non-U.S. fixed
                                income
                                securities
            ----------------------------------------------------------------------------------------------------------------
                 Emerging       Emerging market    0-8 years                 B to Aaa                   (greater than or =)
                 Markets Bond   fixed income                                                             80%(5)
                                securities
 ---------------------------------------------------------------------------------------------------------------------------
 High Yield      High Yield     Higher yielding    2-6 years                 B to Aaa; min              0-15%(4)
 Bond Funds                     fixed income                                 65% below Baa
                                securities
 ---------------------------------------------------------------------------------------------------------------------------
 Inflation-      Real           Inflation-         N/A                       B to Aaa; max              0-20%(3)
 Indexed         Return Bond    indexed fixed                                10% below Baa
 Bond Funds                     income
                                securities
 ---------------------------------------------------------------------------------------------------------------------------
 Convertible     Convertible    Convertible        N/A                       Caa to Aaa; max            0-20%(3)
 Funds                          securities                                   40% below Baa
                                                                             and 10% below B
 ---------------------------------------------------------------------------------------------------------------------------
 Stock and       Strategic      Intermediate       0-6 years                 B to Aaa; max              0-20%(3)
 Bond Funds      Balanced       maturity fixed-                              10% below Baa
                                income
                                securities and
                                S&P 500 stock
                                index
                                derivatives
 ---------------------------------------------------------------------------------------------------------------------------
 Enhanced Index  StocksPLUS     S&P 500 stock      0-1 year                  B to Aaa; max              0-20%(3)
 Stock Funds                    index                                        10% below Baa
                                derivatives
                                backed by a
                                portfolio of
                                short-term
                                fixed-income
                                securities
 ---------------------------------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Service, or if unrated, determined by PIMCO to be of comparable quality.
 (2) Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
 (3) The percentage limitation relates to non-U.S. dollar-denominated securities.
 (4) The percentage limitation relates to euro-denominated securities.
 (5) The percentage limitation relates to securities of foreign issuers denominated in any currency.

  Pacific Investment Management Series
3

Fixed       The "Fixed Income Funds" are the Money Market, Short-Term, Low
Income      Duration, Total Return, Long-Term U.S. Government, Global Bond II,
Instruments Foreign Bond, Emerging Markets Bond, High Yield, and Real Return
            Bond Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities.
            Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this Prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers,
              including convertible securities and corporate commercial paper;
            . mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and
              corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            . delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers'
              acceptances;
            . repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
            . obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this Prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Rating Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

            For a further description of credit ratings, see "Appendix A-- Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Perfor-     information and fees and expenses. A more detailed "Summary of
mance       Principal Risks" describing principal risks of investing in the
and Fees    Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus

            PIMCO Convertible Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Convertible         Caa to Aaa; maximum
and           total return,         securities          40% below Baa and 10%
Strategies    consistent with                           below B
              prudent               Average Portfolio
              investment            Duration
              management            N/A                 Dividend Frequency
                                                        Declared and
              Fund Category                             distributed quarterly
              Convertible


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are typically issued by small to mid-size capitalization companies, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stocks or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk          .High Yield Risk      .Foreign Investment
              .Issuer Risk          .Derivatives Risk      Risk
              .Interest Rate Risk   .Smaller Company Risk .Currency Risk
              .Credit Risk          .Liquidity Risk       .Leveraging Risk
                                                          .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance As the Fund commenced operations in April, 1999, it does not yet Information have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Pacific Investment Management Series  5

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the Fund

            Shareholder Fees (fees paid directly from your investment)


                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(/1/)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(/2/)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(/3/)
         ---------------------------------------------------------------------------------------------------------

         (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
         (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
         (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.40%    0.25%             0.40%         1.05%
         --------------------------------------------------------------------
         Class B      0.40     1.00              0.40          1.80
         --------------------------------------------------------------------
         Class C      0.40     1.00              0.40          1.80
         --------------------------------------------------------------------

         (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
         (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

         Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                                                                       Example: Assuming you do not
                      Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class  Year 1          Year 3          Year 5           Year 10     Year 1   Year 3 Year 5  Year 10
         ----------------------------------------------------------------------------------------------------------
         Class A      $552            $769            $1,003           $1,675        $552   $769   $1,003  $1,675
         ----------------------------------------------------------------------------------------------------------
         Class B       683             866             1,175            1,822         183    566      975   1,822
         ----------------------------------------------------------------------------------------------------------
         Class C       283             566               975            2,116         183    566      975   2,116
         ----------------------------------------------------------------------------------------------------------

                                                                     Prospectus

            PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus              Credit Quality
Investments   Seeks maximum          Emerging market fixed   B to Aaa
and           total return,          income securities
Strategies    consistent with                                Dividend Frequency
              preservation of        Average Portfolio       Declared daily and
              capital and prudent    Duration                distributed monthly
              investment management  0-8 years

              Fund Category
              International Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Emerging Markets Risk      .Liquidity Risk
              .Credit Risk           .Foreign Investment Risk    .Derivatives
              .Market Risk           .Currency Risk               Risk
              .Issuer Risk           .Issuer Non-Diversification .Leveraging
              .High Yield Risk        Risk                        Risk
                                                                 .Management
                                                                  Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. Past performance is no guarantee of future results.

Pacific Investment Management Series
7

            Calendar Year Total Returns -- Class A

                                    [GRAPH]                 Highest and Lowest
                                                            Quarter Returns
                                 Annual Return              (for periods shown
                                                            in the bar chart)
                                  98       99               --------------------
                                ------   ------             Highest (10/1/98-
                               -12.10%   26.10%             12/31/98)     12.17%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -21.14%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                                            1 Year (7/31/97)
            ---------------------------------------------------------------------
         Class A                                            20.42%  1.11%
            ---------------------------------------------------------------------
         Class B                                            20.16%  1.24%
            ---------------------------------------------------------------------
         Class C                                            24.17%  2.26%
            ---------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(/1/)  25.99%  2.52%
            ---------------------------------------------------------------------
         Lipper Emerging Market Debt
          Fund Avg(/2/)                                     24.51% -1.10%
            ---------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an
                unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.45%    0.25%             0.55%         1.25%
            -----------------------------------------------------------------
         Class B      0.45     1.00              0.55          2.00
            -----------------------------------------------------------------
         Class C      0.45     1.00              0.55          2.00
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.55% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class
         Year 1        Year 3          Year 5          Year 10          Year 1          Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $572            $829            $1,105           $1,893          $572   $829   $1,105  $1,893
            --------------------------------------------------------------------------------------------------------
         Class B        703             927             1,278            2,038           203    627    1,078   2,038
            --------------------------------------------------------------------------------------------------------
         Class C        303             627             1,078            2,327           203    627    1,078   2,327
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
Principal    Investment Objective  Fund Focus                 Credit Quality
Investments  Seeks maximum         Intermediate maturity      B to Aaa; maximum
and          total return,         hedged non-U.S.            10% below Baa
Strategies   consistent with       fixed income securities
             preservation of                                  Dividend Frequency
             capital and prudent   Average Portfolio Maturity Declared daily
             investment management 3-7 years                  and distributed
                                                              monthly
             Fund Category
             International Bond


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Foreign Investment Risk    .Mortgage Risk
              .Credit Risk         .Currency Risk              .Derivatives Risk
              .Market Risk         .Issuer Non-Diversification .Leveraging Risk
              .Issuer Risk          Risk                       .Management Risk
                                   .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

  Pacific Investment Management Series
9

            Calendar Year Total Returns -- Class A

                        [GRAPH]

                     Annual Return                        Highest and Lowest
                                                          Quarter Returns
   93      94      95      96      97      98      99
 ------  ------  ------  ------  ------  ------  ------   (for periods shown
 15.92%  -7.72%  20.68%  18.42%   9.07%   9.53%   1.11%   in the bar chart)
                                                          --------------------
                                                          Highest (10/1/95-
                                                          12/31/95)      7.12%
                                                          --------------------
                                                          Lowest (1/1/94-
                                                          3/31/94)      -4.32%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (12/3/92)(/3/)
            --------------------------------------------------------------------
         Class A                                   -3.44% 10.52%  8.57%
            --------------------------------------------------------------------
         Class B                                   -4.35% 10.46%  8.50%
            --------------------------------------------------------------------
         Class C                                   -0.58% 10.72%  8.48%
            --------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(/1/)   2.48% 11.14%  9.11%
            --------------------------------------------------------------------
         Lipper International Income Fund
          Avg(/2/)                                 -4.57%  6.45%  6.06%
            --------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of 5.62 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund commenced operations 12/3/92. Index comparisons begin on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.25%    0.25%             0.45%         0.95%
            -----------------------------------------------------------------
         Class B      0.25     1.00              0.45          1.70
            -----------------------------------------------------------------
         Class C      0.25     1.00              0.45          1.70
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.45% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1          Year 3          Year 5           Year 10         Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $543            $739             $952            $1,564          $543   $739   $952    $1,564
            --------------------------------------------------------------------------------------------------------
         Class B        673             836            1,123             1,712           173    536    923     1,712
            --------------------------------------------------------------------------------------------------------
         Class C        273             536              923             2,009           173    536    923     2,009
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Global Bond Fund II

--------------------------------------------------------------------------------
Principal    Investment Objective  Fund Focus               Credit Quality
Investments  Seeks maximum total   U.S. and hedged          B to Aaa; maximum
and          return, consistent    foreign intermediate     10% below Baa
Strategies   with preservation     maturity fixed
             of capital            income securities
                                                            Dividend Frequency
                                                            Declared daily and
             Fund Category         Average Portfolio        distributed monthly
             International Bond    Duration
                                   3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Interest Rate Risk . Foreign Investment Risk    . Mortgage Risk
             . Credit Risk        . Currency Risk              . Derivatives
             . Market Risk        . Issuer Non-Diversification   Risk
             . Issuer Risk          Risk                       . Leveraging Risk
                                  . Liquidity Risk             . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. Past performance is no guarantee of future results.


Pacific Investment Management Series
11

            Calendar Year Total Returns -- Class A


                               [GRAPH]

                            Annual Return                  Highest and Lowest
                                                           Quarter Returns
                    96       97       98      99           (for periods shown
                  ------   -----    -----   ------         in the bar chart)
                  12.40%   8.29%    7.29%   -0.11%         ---------------------
                                                           Highest (07/01/96-
                  Calendar Year End (through 12/31)        09/30/96)       5.29%
                                                           ---------------------
                                                           Lowest (07/01/99-
                                                           09/30/99)      -1.82%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year         (10/2/95)(/3/)
         -------------------------------------------------------------------------
         Class A                                     -4.61%         6.93%
         -------------------------------------------------------------------------
         Class B                                     -5.59%         6.91%
         -------------------------------------------------------------------------
         Class C                                     -1.80%         7.26%
         -------------------------------------------------------------------------
         J.P. Morgan Global (Hedged) Index(/1/)       0.73%         8.40%
         -------------------------------------------------------------------------
         Lipper Growth Income Fund Avg(/2/)          -2.43%         4.63%
         -------------------------------------------------------------------------

            (1) The J.P. Morgan Global (Hedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(/1/)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.25%    0.25%             0.45%         0.95%
         --------------------------------------------------------------------
         Class B      0.25     1.00              0.45          1.70
         --------------------------------------------------------------------
         Class C      0.25     1.00              0.45          1.70
         --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.45% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares

         Share Class   Year 1          Year 3          Year 5           Year 10         Year 1     Year 3     Year 5  Year 10
         --------------------------------------------------------------------------------------------------------------------
         Class A       $543            $739             $952            $1,564          $543       $739       $952    $1,564
         --------------------------------------------------------------------------------------------------------------------
         Class B        673             836            1,123             1,712           173        536        923     1,712
         --------------------------------------------------------------------------------------------------------------------
         Class C        273             536              923             2,009           173        536        923     2,009
         --------------------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO High Yield Fund

--------------------------------------------------------------------------------
Principal   Investment Objectiv   Fund Focus                 Credit Quality
Investments Seeks maximum total   Higher yielding fixed      B to Aaa; minimum
and         return, consistent    income securities          65% below Baa
Strategies  with preservation of
            capital and prudent
            investment management Average Portfolio Duration Dividend Frequency
                                  2-6 years                  Declared daily and
                                                             distributed monthly
            Fund Category
            High Yield Bond


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Issuer Risk        .Foreign Investment Risk
              .Credit Risk          .Liquidity Risk     .Currency Risk
              .High Yield Risk      .Derivatives Risk   .Leveraging Risk
              .Market Risk          .Mortgage Risk      .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

  Pacific Investment Management Series
13

            Calendar Year Total Returns -- Class A


                        [GRAPH]                             Highest and Lowest
                                                            Quarter Returns
                     Annual Return                          (for periods shown
                                                            in the bar chart)
  93      94      95      96      97      98      99        --------------------
------  ------  ------  ------  ------  ------  ------      Highest (1/1/93-
18.26%   2.01%  20.23%  11.28%  12.78%   6.12%   2.41%      3/31/93)       6.17%
                                                            --------------------
          Calendar Year End (through 12/31)                 Lowest (7/1/98-
                                                            9/30/98)      -1.86%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                              Fund Inception
                                                               1 Year 5 Years (12/16/92)(/3/)
            ---------------------------------------------------------------------------------
         Class A                                               -2.20% 9.39%   9.49%
            ---------------------------------------------------------------------------------
         Class B                                               -3.07% 9.31%   9.41%
            ---------------------------------------------------------------------------------
         Class C                                                0.70% 9.60%   9.42%
            ---------------------------------------------------------------------------------
         Lehman Brothers BB Intermediate Corporate Index(/1/)   2.20% 9.38%   8.85%
            ---------------------------------------------------------------------------------
         Lipper High Current Yield Fund Avg(/2/)                4.53% 8.84%   8.65%
            ---------------------------------------------------------------------------------

            (1) The Lehman Brothers BB Intermediate Corporate Index is an unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.40 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund commenced operations on 12/16/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund
            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.25%    0.25%             0.40%         0.90%
            -----------------------------------------------------------------
         Class B      0.25     1.00              0.40          1.65
            -----------------------------------------------------------------
         Class C      0.25     1.00              0.40          1.65
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming you do not
                      Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class  Year 1          Year 3          Year 5          Year 10          Year 1 Year 3 Year 5 Year 10
            -------------------------------------------------------------------------------------------------------
         Class A      $538            $724             $926            $1,508          $538   $724   $926    $1,508
            -------------------------------------------------------------------------------------------------------
         Class B       668             820            1,097             1,657           168    520    897     1,657
            -------------------------------------------------------------------------------------------------------
         Class C       268             520              897             1,955           168    520    897     1,955
            -------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Long-Term U.S. Government Fund

--------------------------------------------------------------------------------
Principal    Investment Objective Fund Focus                 Credit Quality
Investments  Seeks maximum        Long-term                  A to Aaa
and          total return,        maturity fixed
Strategies   consistent with      income
             preservation of      securities                 Dividend Frequency
             capital and                                     Declared daily and
             prudent investment                              distributed monthly
             management           Average Portfolio Duration
                                  (greater than or =)8 years
             Fund Category
             Long Duration
             Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

             The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its assets in securities rated A by Moody's or S&P, and may only invest up to 25% of its assets in securities rated Aa by Moody's or AA by S&P.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Issuer Risk          .Leveraging Risk
              .Credit Risk          .Derivatives Risk     .Management Risk
              .Market Risk          .Mortgage Risks

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

  Pacific Investment Management Series
15

            Calendar Year Total Returns -- Class A


                           [GRAPH]                          Highest and Lowest
                                                            Quarter Returns
                        Annual Return                       (for periods shown
                                                            in the bar chart)
    92     93     94     95     96     97     98     99     --------------------
  ------ ------ ------ ------ ------ ------ ------ ------   Highest (4/1/95-
  11.56% 18.21% -7.77% 31.09%  0.31% 14.59% 12.97% -8.35%   6/30/95)      10.66%
                                                            --------------------
                                                            Lowest (1/1/96-
                                                            3/31/96)      -6.35%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                           1 Year      5 Years     (7/1/91)(/3/)
            ---------------------------------------------------------------------
         Class A                           -12.47%     8.30%       9.35%
            ---------------------------------------------------------------------
         Class B                           -13.36%     8.18%       9.27%
            ---------------------------------------------------------------------
         Class C                            -9.89%     8.49%       9.15%
            ---------------------------------------------------------------------
         Lehman Long-Term Treasury Bond
          Index(/1/)                        -8.74%     9.08%       9.04%
            ---------------------------------------------------------------------
         Lipper General U.S. Government
          Fund Avg(/2/)                     -3.01%     6.51%       6.46%
            ---------------------------------------------------------------------

            (1) The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years.
                 It is not possible to invest directly in the index.
            (2)  The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper
                 Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges.
            (3) The Fund commenced operations on 7/1/91. Index comparisons begin on 6/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.25%    0.25%             0.40%         0.90%
            -----------------------------------------------------------------
         Class B      0.25     1.00              0.40          1.65
            -----------------------------------------------------------------
         Class C      0.25     1.00              0.40          1.65
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1         Year 3          Year 5           Year 10        Year 1  Year 3  Year 5 Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $538            $724             $926            $1,508          $538   $724   $926    $1,508
            --------------------------------------------------------------------------------------------------------
         Class B        668             820            1,097             1,657           168    520    897     1,657
            --------------------------------------------------------------------------------------------------------
         Class C        268             520              897             1,955           168    520    897     1,955
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Low Duration Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus         Credit Quality
Investments   Seeks maximum total    Short maturity     B to Aaa; maximum
and           return, consistent     fixed income       10% below Baa
Strategies    with preservation of   securities
              capital and prudent
              investment                                Dividend Frequency
              management             Average Portfolio  Declared daily and
                                     Duration           distributed monthly
                                     13 years
              Fund Category
              Short Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Derivatives Risk         .Currency Risk
              .Credit Risk          .Liquidity Risk           .Leveraging Risk
              .Market Risk          .Mortgage Risk            .Management Risk
              .Issuer Risk          .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

   Pacific Investment Management Series
17

            Calendar Year Total Returns -- Class A

                  [GRAPH]

               Annual Return                                Highest and Lowest
                                                            Quarter Returns
  90     91     92     93     94     95     96              (for periods shown
------ ------ ------ ------ ------ ------ ------            in the bar chart)
 8.54% 12.94%  7.20%  7.27%  0.16% 11.41%  5.54%            --------------------
                                                            Highest (10/1/91-
  97     98     99                                          12/31/91)      3.78%
------ ------ ------                                        --------------------
 7.74%  6.66%  2.49%                                        Lowest (1/1/94-
                                                            3/31/94)      -0.44%
        Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                     1 Year 5 Years 10 Years
            ----------------------------------------------------------------
         Class A                                     -0.58% 6.10%   6.62%
            ----------------------------------------------------------------
         Class B                                     -3.11% 5.63%   6.39%
            ----------------------------------------------------------------
         Class C                                      1.02% 6.23%   6.42%
            ----------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(/1/)   3.06% 6.51%   6.59%
            ----------------------------------------------------------------
         Lipper Short Investment Grade Debt
          Fund Avg(/2/)                               2.81% 5.95%   6.36%
            ----------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund
            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.25%    0.25%             0.40%         0.90%
            -----------------------------------------------------------------
         Class B      0.25     1.00              0.40          1.65
            -----------------------------------------------------------------
         Class C      0.25     0.75              0.40          1.40
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1        Year 3          Year 5          Year 10          Year 1   Year 3 Year 5  Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $389            $578             $784            $1,375          $389   $578   $784    $1,375
            --------------------------------------------------------------------------------------------------------
         Class B        668             820            1,097             1,657           168    520    897     1,657
            --------------------------------------------------------------------------------------------------------
         Class C        243             443              766             1,680           143    443    766     1,680
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Money Market Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Money market        Minimum 95%
and           current income,       instruments         rated Aaa or
Strategies    consistent with                           Prime 1;
              preservation of                           (less than or
              capital and           Average Portfolio   =) 5% Aa or
              daily liquidity       Maturity            Prime 2
                                    (less than or =)
                                    90 days dollar-
              Fund Category         weighted average    Dividend Frequency
              Short                 maturity            Declared daily
              Duration Bond                             and distributed
                                                        monthly
            The Fund seeks to achieve its investment objective by investing at least 95% of its assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

             The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

             The Fund may invest in the following: obligations of the U.S.
            Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

             The Fund's investments will comply with applicable rules
            governing the quality, maturity and diversification of securities held by money market funds.

--------------------------------------------------------------------------------
Principal   An investment in the Fund is not insured or guaranteed by the
Risks       Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk   .Issuer Risk
              .Credit Risk          .Management Risk
              .Market Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. To obtain the Fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.

  Pacific Investment Management Series
19

            Calendar Year Total Returns -- Class A


                   [GRAPH]                           Highest and Lowest
                                                     Quarter Returns
                Annual Return                        (for periods shown
                                                     in the bar chart)
  92    93    94    95    96    97    98    99       -------------------
 ----- ----- ----- ----- ----- ----- ----- -----     Highest (10/1/95 -
 3.18% 2.54% 3.66% 5.80% 5.02% 5.04% 4.97% 4.61%     12/31/95)     1.65%
                                                     -------------------
       Calendar Year End (through 12/31)             Lowest (4/1/93 -
                                                     6/30/93)      0.61%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                                Fund Inception
                                                       1 Year      5 Years      (3/1/91)(/3/)
            ----------------------------------------------------------------------------------
         Class A                                       4.61%       5.09%        4.45%
            ----------------------------------------------------------------------------------
         Class B                                       3.78%       4.20%        3.54%
            ----------------------------------------------------------------------------------
         Class C                                       4.64%       5.12%        4.46%
            ----------------------------------------------------------------------------------
         Salomon 3-month Treasury Bill Index(/1/)      4.73%       5.20%        4.70%
            ----------------------------------------------------------------------------------
         Lipper Money Market Fund Avg(/2/)             4.92%       5.32%        4.77%
            ----------------------------------------------------------------------------------

            (1) The Salomon 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Money Market Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges.
            (3) The Fund commenced operations on 3/1/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  None(/1/)                                        None
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             None
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             None
         ---------------------------------------------------------------------------------------------------------

            (1) Regular sales charges apply when Class A shares of the Money
                Market Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.15%    0.10%             0.35%         0.60%
         --------------------------------------------------------------------
         Class B      0.15     1.00              0.35          1.50
         --------------------------------------------------------------------
         Class C      0.15     0.10              0.35          0.60
         --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.35% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not redeem
                      at the end of each period            your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
         -------------------------------------------------------------------------------------
         Class A      $61      $192      $335     $750     $61      $192     $335      $750
         -------------------------------------------------------------------------------------
         Class B      653       774     1,018    1,429     153       474      818     1,429
         -------------------------------------------------------------------------------------
         Class C      161       192       335      750      61       192      335       750
         -------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Real Return Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus            Credit Quality
Investments   Seeks maximum         Inflation-            B to Aaa; maximum 10%
and           real return,          indexed fixed         below Baa
Strategies    consistent with       income
              preservation of       securities            Dividend Frequency
              real capital and                            Declared daily and
              prudent               Average Portfolio     distributed monthly
              investment            Duration
              management            See description below

              Fund Category
              Inflation-
              Indexed Bond

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of the Fund will normally vary approximately within the range of the average real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate, which as of March 7, 2000 was 9.0 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in securities rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The Fund may also invest up to 35% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Derivatives Risk            .Currency Risk
              .Credit Risk         .Liquidity Risk              .Leveraging Risk
              .Market Risk         .Issuer Non-Diversification  .Management Risk
              .Issuer Risk          Risk
                                   .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. Past performance is no guarantee of future results.

   Pacific Investment Management Series
21

            Calendar Year Total Returns -- Class A

                                    [GRAPH]                 Highest and Lowest
                                                            Quarter Returns
                                 Annual Return              (for periods shown
                                                            in the bar chart)
                                  98      99                --------------------
                                ------  ------              Highest (7/1/98-
                                 4.77%   5.29%              9/30/98)       3.09%
                                                            --------------------
                                                            Lowest (9/1/98-
                                                            12/31/98)     -0.15%


                       Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                       1 Year     (1/29/97)
            --------------------------------------------------------------------
         Class A                                        2.14%     3.62%
            --------------------------------------------------------------------
         Class B                                       -0.39%     3.02%
            --------------------------------------------------------------------
         Class C                                        3.79%     4.18%
            --------------------------------------------------------------------
         Lehman Brothers Inflation
          Linked Treasury Index(/1/)                    2.36%     2.99%
            --------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(/2/)     2.50%     4.57%
            --------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
                unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 3.2 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.25%    0.25%             0.42%         0.92%
            -----------------------------------------------------------------
         Class B      0.25     1.00              0.43          1.68
            -----------------------------------------------------------------
         Class C      0.25     0.75              0.43          1.43
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares at the end of each period    Example: Assuming you do not
                                                                                                redeem your shares
         Share Class  Year 1         Year 3          Year 5           Year 10          Year 1 Year 3 Year 5 Year 10
            -------------------------------------------------------------------------------------------------------
         Class A      $391            $584             $794            $1,397          $391   $584   $794    $1,397
            -------------------------------------------------------------------------------------------------------
         Class B       671             830            1,113             1,686           171    530    913     1,686
            -------------------------------------------------------------------------------------------------------
         Class C       246             452              782             1,713           146    452    782     1,713
            -------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Short-Term Fund

--------------------------------------------------------------------------------
Principal        Investment Objective     Fund Focus          Credit Quality
Investments      Seeks maximum            Money market        B to Aaa; maximum
and Strategies   current income,          instruments and     10% below Baa
                 consistent with          short maturity
                 preservation of          fixed income
                 capital and daily        securities          Dividend Frequency
                 liquidity                                    Declared daily and
                                                              distributed
                                          Average Portfolio   monthly
                 Fund Category            Duration
                 Short Duration Bond      0-1 year

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
            Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

  Pacific Investment Management Series
23

            Calendar Year Total Returns -- Class A

                 [GRAPH]

             Annual Return                 More Recent Return Information
                                           ------------------------------------
 90      91     92     93     94     95    1/1/99-6/30/99                 2.31%
-----  -----  -----  -----  -----  -----   Highest and Lowest Quarter Returns
8.04%  6.23%  3.21%  4.21%  2.48%  8.76%   (for periods shown in the bar chart)
                                           ------------------------------------
 96      97     98     99                  Highest (10/1/95-12/31/95)     2.49%
-----  -----  -----  -----                 ------------------------------------
6.58%  6.07%  5.32%  4.82%                 Lowest (1/1/94-3/31/94)        0.10%

                       Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                     1 Year 5 Years 10 Years
         -------------------------------------------------------------------
         Class A                                      2.72% 5.87%   5.34%
         -------------------------------------------------------------------
         Class B                                     -0.93% 5.22%   5.00%
         -------------------------------------------------------------------
         Class C                                      3.51% 5.99%   5.24%
         -------------------------------------------------------------------
         Salomon 3-month Treasury Bill Index(/1/)     4.73% 5.20%   5.05%
         -------------------------------------------------------------------
         Lipper Ultrashort Obligation Fund Avg(/2/)   4.58% 5.62%   5.59%
         -------------------------------------------------------------------

            (1) The Salomon 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultrashort Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  2%                                               1%(/1/)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.25%    0.25%             0.35%         0.85%
         --------------------------------------------------------------------
         Class B      0.25     1.00              0.35          1.60
         --------------------------------------------------------------------
         Class C      0.25     0.55              0.35          1.15
         --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.35% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not redeem
                      at the end of each period            your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
         -------------------------------------------------------------------------------------
         Class A      $285     $466      $662    $1,228    $285     $466     $662     $1,228
         -------------------------------------------------------------------------------------
         Class B       663      805     1,071     1,601     163      505      871      1,601
         -------------------------------------------------------------------------------------
         Class C       217      365       633     1,398     117      365      633      1,398
         -------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
                                    Fund Focus          Credit Quality
Principal     Investment Objective  S&P 500 stock       B to Aaa; maximum 10%
Investments   Seeks total           index               below Baa
and           return which          derivatives
Strategies    exceeds that of       backed by a
              the S&P 500           portfolio of        Dividend Frequency
                                    short-term fixed    Declared and
                                    income              distributed quarterly
              Fund Category         securities
              Enhanced Index
              Stock
                                    Average Portfolio
                                    Duration
                                    0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.
             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.
             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Interest Rate Risk   .Mortgage Risk
              .Issuer Risk          .Liquidity Risk       .Leveraging Risk
              .Derivatives Risk     .Foreign Investment
              .Credit Risk           Risk                 .Management Risk
                                    .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A Shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

  Pacific Investment Management Series
25

            Calendar Year Total Returns -- Class A
                                                    Highest and Lowest
                                                    Quarter Returns
                   [GRAPH]                          (for periods shown
                                                    in the bar chart)
                Annual Return                       --------------------
                                                    Highest (10/1/98-
 94      95      96      97      98      99         12/31/98)     21.23%
-----  ------  ------  ------  ------  ------       --------------------
2.51%  39.97%  22.59%  32.35%  27.70%  19.49%       Lowest (7/1/98-
                                                    9/30/98)      -9.87%
       Calendar Year End (through 12/31)
            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                               1 Year 5 Years (5/13/93)(/3/)
         -------------------------------------------------------------------
         Class A                               15.90% 27.44%  22.00%
         -------------------------------------------------------------------
         Class B                               13.72% 27.12%  21.68%
         -------------------------------------------------------------------
         Class C                               17.94% 27.61%  21.96%
         -------------------------------------------------------------------
         S&P 500 Index(/1/)                    21.04% 28.56%  22.38%
         -------------------------------------------------------------------
         Lipper Growth & Income Fund Avg(/2/)  13.71% 21.35%  16.88%
         -------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth & Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(/1/)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.40%    0.25%             0.40%         1.05%
         --------------------------------------------------------------------
         Class B      0.40     1.00              0.40          1.80
         --------------------------------------------------------------------
         Class C      0.40     0.75              0.40          1.55
         --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming you do not
                      Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class  Year 1          Year 3          Year 5           Year 10         Year 1 Year 3 Year 5 Year 10
         ----------------------------------------------------------------------------------------------------------
         Class A      $404            $624             $862            $1,544          $404   $624   $862    $1,544
         ----------------------------------------------------------------------------------------------------------
         Class B       683             866            1,175             1,822           183    566    975     1,822
         ----------------------------------------------------------------------------------------------------------
         Class C       258             490              845             1,845           158    490    845     1,845
         ----------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Intermediate        B to Aaa; maximum 10%
and           total return,         maturity fixed      below Baa
Strategies    consistent with       income
              preservation of       securities and
              capital and           S&P 500 stock       Dividend Frequency
              prudent               index               Declared and
              investment            derivatives         distributed quarterly
              management

                                    Average Portfolio Duration
              Fund Category         0-6 years
              Stock and Bond

            The Fund seeks to achieve its investment objective by normally investing in a combination of fixed income securities and equity securities or derivatives on equity securities. The percentage of the Fund's assets invested in equities and equity derivatives or in fixed income securities will be determined based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income securities within specific phases of the business cycle. The Fund's equity exposure will vary between 45% and 75% of assets, and its fixed income exposure will range from a minimum of 25% to a maximum of 55%.
             The Fund's equity exposure normally consists of S&P 500
            derivatives, backed by a portfolio of short-term Fixed Income Instruments. PIMCO uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the Fund, with a view toward enhancing the Fund's total return investment performance. Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest the equity portion of its assets in a "basket" of S&P 500 stocks.
             The Fund's fixed income exposure will normally consist of a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of the fixed income portion of the Fund's assets will normally vary within a three- to six-year time frame. The Fixed Income Instruments in which the Fund invests are primarily investment grade, but the Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.
             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of net income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk          .Derivatives Risk     .Mortgage Risk
              .Issuer Risk          .Liquidity Risk       .Leveraging Risk
              .Interest Rate Risk   .Foreign Investment   .Management Risk
                                     Risk

              .Credit Risk          .Currency Risk
            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. Because Class A, B and C shares of the Fund do not have any performance history, performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.
  Pacific Investment Management Series
27

            Calendar Year Total Returns -- Class A

                          [GRAPH]                           Highest and Lowest
                                                            Quarter Returns
                       Annual Return                        (for periods shown
                                                            in the bar chart)
                    97       98      99                     --------------------
                 -------  -------  -------                  Highest (4/1/97-
                  23.69%   19.18%   10.83%                  6/30/97)      12.12%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)      -4.70%

                       Calendar Year End (through 12/31)

           Average Annual Total Returns (for periods ended 12/31/99)

                                                                     Fund Inception
                                                  1 Year             (6/28/96)(/4/)
            -----------------------------------------------------------------------
         Class A                                   5.85%             16.64%
            -----------------------------------------------------------------------
         Class B                                   5.17%             16.79%
            -----------------------------------------------------------------------
         Class C                                   9.01%             17.31%
            -----------------------------------------------------------------------
         S&P 500 Index(/1/)                       21.04%             27.14%
            -----------------------------------------------------------------------
         S&P 500 and Lehman Aggregate Bond
          Index Blend(/2/)                        12.00%             18.76%
            -----------------------------------------------------------------------
         Lipper Balanced Fund Average(/3/)         8.73%             14.35%
            -----------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The index used for the Fund is a static blend consisting 60% of the S&P 500 Composite Stock Price Index and 40% of The Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund commenced operations on 6/28/96. Index comparisons begin on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.40%    0.25%             0.40%         1.05%
            -----------------------------------------------------------------
         Class B      0.40     1.00              0.40          1.80
            -----------------------------------------------------------------
         Class C      0.40     1.00              0.40          1.80
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                       Example: Assuming you do not
                      Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class  Year 1          Year 3          Year 5           Year 10         Year 1 Year 3 Year 5 Year 10
            -------------------------------------------------------------------------------------------------------
         Class A      $552            $769            $1,003           $1,675          $552   $769   $1,003  $1,675
            -------------------------------------------------------------------------------------------------------
         Class B       683             866             1,175            1,822           183    566      975   1,822
            -------------------------------------------------------------------------------------------------------
         Class C       283             566               975            2,116           183    566      975   2,116
            -------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Total Return Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Intermediate        B to Aaa;
and           total return,         maturity fixed      maximum 10%
Strategies    consistent with       income              below Baa
              preservation of       securities
              capital and                               Dividend Frequency
              prudent               Average Portfolio   Declared daily and
              investment            Duration            distributed monthly
              management            3-6 years

              Fund Category
              Intermediate Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Derivatives Risk         .Currency Risk
             .Credit Risk           .Liquidity Risk           .Leveraging Risk
             .Market Risk           .Mortgage Risk            .Management Risk
             .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.
--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

  Pacific Investment Management Series
29

            Calendar Year Total Returns -- Class A

              [GRAPH]

           Annual Return

  90     91       92     93      94      Highest and Lowest Quarter Returns
-----  ------   -----  ------  ------    (for periods shown in the bar chart)
7.54%  19.02%   9.26%  12.05%  -4.02%    ------------------------------------
                                         Highest (10/1/91-
  95       96      97     98      99     12/31/91)                      6.54%
------   -----   -----   -----  ------   ------------------------------------
19.23%   4.22%   9.65%   9.25%  -0.75%   Lowest (1/1/94-3/31/94)       -2.80%

                       Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                 1 Year     5 Years     10 Years
         -----------------------------------------------------------------------
         Class A                                 -5.21%     7.13%       7.81%
         -----------------------------------------------------------------------
         Class B                                 -6.18%     7.02%       7.77%
         -----------------------------------------------------------------------
         Class C                                 -2.43%     7.33%       7.53%
         -----------------------------------------------------------------------
         Lehman Aggregate Bond Index(/1/)        -0.82%     7.73%       7.70%
         -----------------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(/2/)                     -1.31%     6.79%       7.09%
         -----------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
         ---------------------------------------------------------------------------------------------------------
         Class A  4.5%                                             1.0%(/1/)
         ---------------------------------------------------------------------------------------------------------
         Class B  None                                             5.0%(/2/)
         ---------------------------------------------------------------------------------------------------------
         Class C  None                                             1.0%(/3/)
         ---------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
         --------------------------------------------------------------------
         Class A      0.25%    0.25%             0.40%         0.90%
         --------------------------------------------------------------------
         Class B      0.25     1.00              0.40          1.65
         --------------------------------------------------------------------
         Class C      0.25     1.00              0.40          1.65
         --------------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not
                      at the end of each period            redeem your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1 Year 3 Year 5 Year 10
         ------------------------------------------------------------------------------
         Class A      $538     $724      $926    $1,508    $538   $724   $926   $1,508
         ------------------------------------------------------------------------------
         Class B       668      820     1,097     1,657     168    520    897    1,657
         ------------------------------------------------------------------------------
         Class C       268      520       897     1,955     168    520    897    1,955
         ------------------------------------------------------------------------------

                                                                   Prospectus

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities
            (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other

  Pacific Investment Management Series
31
            traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risks       in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign (non-U.S.)
            currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non- Focusing investments in a small number of issuers, industries or Diversifi- foreign currencies increases risk. Funds that are "non-
cation      diversified" may invest a greater percentage of their assets in
Risk        the securities of a single issuer than Funds that are
            "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.
                                                                   Prospectus

Smaller     The general risks associated with fixed income securities are
Company     particularly pronounced for securities issued by companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and Admini- for the Funds. Subject to the supervision of the Board of
strator     Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO had approximately $186 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 1999, the
            Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

            Fund                                             Advisory Fees
            -------------------------------------------------------------------

            Money Market Fund                                    0.15%
            Foreign Bond, Global Bond II, High Yield, Long-
             Term U.S. Government, Low Duration,
             Real Return Bond, Short-Term, and Total Return
             Funds                                               0.25%
            StocksPLUS and Strategic Balanced Funds              0.40%
            Emerging Markets Bond Fund                           0.45%

             The Convertible Fund was not operational during the fiscal year ended March 31, 1999. The investment advisory fee for the Convertible Fund is at an annual rate of 0.40% based upon the average daily net assets of the Fund.

Administra- Each Fund pays for the administrative services it requires under a
tive Fees   fee structure which is essentially fixed. Class A, Class B and
            Class C shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class
            C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.
            The result of this fee structure is an expense level for Class A, Class B and Class C shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             For the fiscal year ended March 31, 1999, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

            Fund                                        Administrative Fees
            ----------------------------------------------------------------

            Money Market and Short-Term Funds                  0.35%
            High Yield, Long-Term U.S. Government, Low
             Duration, Real Return Bond, StocksPLUS,
             Strategic Balanced and Total Return Funds         0.40%
            Foreign Bond and Global Bond II Funds              0.45%
            Emerging Markets Bond Fund                         0.55%

  Pacific Investment Management Series
33

             The Convertible Fund was not operational during the fiscal year ended March 31, 1999. The administrative fee for the Convertible Fund is at an annual rate of 0.40% based upon the average daily net assets of the Fund.


Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers


                                                           Recent Professional
         Fund                  Portfolio Manager    Since  Experience
            -----------------------------------------------------------------------
         Convertible           Sandra K. Durn        4/99* Senior Vice President,
                                                           PIMCO. She joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1999. Prior to
                                                           joining PIMCO in 1999,
                                                           she was associated with
                                                           Nicholas-Applegate
                                                           Capital Management where
                                                           she was a Convertible
                                                           Securities Portfolio
                                                           Manager from 1995 to
                                                           1999, and a Quantitative
                                                           Analyst since 1994.

         Emerging Markets      Mohamed A. El-Erian   8/99  Managing Director,
         Bond                                              PIMCO. He joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1999. Prior to
                                                           joining PIMCO, he was a
                                                           Managing Director from
                                                           1998-1999 for Salomon
                                                           Smith Barney/Citibank
                                                           where he was head of
                                                           emerging markets
                                                           research. Prior to that
                                                           he was associated with
                                                           the International
                                                           Monetary Fund as a
                                                           Deputy Director and
                                                           Advisor from 1983-1998.

         Foreign Bond          Lee R. Thomas, III    7/95  Managing Director and
         Global Bond II                             10/95* Senior International
                                                           Portfolio Manager,
                                                           PIMCO. He joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1995, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           and funds since that
                                                           time. Prior to joining
                                                           PIMCO, he was associated
                                                           with Investcorp as a
                                                           member of the management
                                                           committee responsible
                                                           for global securities
                                                           and foreign exchange
                                                           trading.

         High Yield            Benjamin L. Trosky   12/92* Managing Director,
                                                           PIMCO. He joined PIMCO
                                                           as a Portfolio Manager
                                                           in 1990, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           and funds since that
                                                           time.

         Long-Term U.S.        James M. Keller       4/00  Executive Vice
         Government                                        President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           1996, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           since that time.

         Low Duration          William H. Gross      5/87* Managing Director, Chief
                                                           Investment Officer and a
                                                           founding partner of
                                                           PIMCO.

         Money Market          Paul A. McCulley     11/99  Executive Vice
                                                           President, PIMCO. He has
                                                           managed fixed income
                                                           assets since joining
                                                           PIMCO in 1999. Prior to
                                                           joining PIMCO, Mr.
                                                           McCulley was associated
                                                           with Warburg Dillion
                                                           Read as a Managing
                                                           Director from 1992-1999
                                                           and Head of Economic and
                                                           Strategy Research for
                                                           the Americas from 1995-
                                                           1999, where he managed
                                                           macro research
                                                           world-wide.

         Real Return Bond      John B. Brynjolfsson  1/97* Executive Vice
                                                           President, PIMCO. He
                                                           joined PIMCO as a
                                                           Portfolio Manager in
                                                           1989, and has managed
                                                           fixed income accounts
                                                           for various
                                                           institutional clients
                                                           and funds since that
                                                           time.

         Short-Term            Paul A. McCulley      8/99  Executive Vice
                                                           President, PIMCO. He has
                                                           managed fixed income
                                                           assets since joining
                                                           PIMCO in 1999. Prior to
                                                           joining PIMCO, Mr.
                                                           McCulley was associated
                                                           with Warburg Dillion
                                                           Read as a Managing
                                                           Director from 1992-1999
                                                           and Head of Economic and
                                                           Strategy Research for
                                                           the Americas from 1995-
                                                           1999, where he managed
                                                           macro research
                                                           world-wide.

         StocksPLUS            William H. Gross      1/98  Managing Director, Chief
         Strategic Balanced                          1/98  Investment Officer and a
         Total Return                                5/87* founding partner of
                                                           PIMCO. He
                                                           leads a team which
                                                           manages the Strategic
                                                           Balanced and StocksPLUS
                                                           Funds.

            -------
            * Since inception of the Fund.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                                                   Prospectus 34

            Investment Options--Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A     .  You pay an initial sales charge when you buy Class A shares of
Shares         any Fund except the Money Market Fund. The maximum initial sales charge is 2.00% for the Short-Term Fund, 3.00% for the Low Duration, Real Return Bond and StocksPLUS Funds and 4.50% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .  You do not pay an initial sales charge when you buy Class B
Shares         shares. The full amount of your purchase payment is invested initially. Class B shares of the Money Market and Short-Term
               Funds are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.
  Pacific Investment Management Series
35

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

--------------------------------------------------------------------------------

Short-                           Initial Sales Charge      Initial Sales Charge
Term     Amount of               as % of Net               as % of Public
Fund     Purchase                Amount Invested           Offering Price
            -------------------------------------------------------------------
         $0-$49,999              2.04%                     2.00%
            -------------------------------------------------------------------
         $50,000-$99,999         1.78%                     1.75%
            -------------------------------------------------------------------
         $100,000-$249,999       1.52%                     1.50%
            -------------------------------------------------------------------
         $250,000 +              0.00%*                    0.00%*
            -------------------------------------------------------------------

-------------------------------------------------------------------------------
Low                              Initial Sales Charge      Initial Sales Charge
Dura-    Amount of               as % of Net               as % of Public
tion,    Purchase                Amount Invested           Offering Price
Real        -------------------------------------------------------------------
Return   $0-$49,999              3.09%                     3.00%
Bond        -------------------------------------------------------------------
and      $50,000-$99,999         2.56%                     2.50%
Stocks-     -------------------------------------------------------------------
PLUS     $100,000-$249,999       2.04%                     2.00%
Funds       -------------------------------------------------------------------
         $250,000-$499,999       1.52%                     1.50%
            -------------------------------------------------------------------
         $500,000-$999,999       1.27%                     1.25%
            -------------------------------------------------------------------
         $1,000,000 +            0.00%*                    0.00%*
            -------------------------------------------------------------------

-------------------------------------------------------------------------------
All                              Initial Sales Charge      Initial Sales Charge
Other    Amount of               as % of Net               as % of Public
Funds    Purchase                Amount Invested           Offering Price
(except     -------------------------------------------------------------------
Money    $0-$49,999              4.71%                     4.50%
Market      -------------------------------------------------------------------
Fund)    $50,000-$99,999         4.17%                     4.00%
            -------------------------------------------------------------------
         $100,000-$249,999       3.63%                     3.50%
            -------------------------------------------------------------------
         $250,000-$499,999       2.56%                     2.50%
            -------------------------------------------------------------------
         $500,000-$999,999       2.04%                     2.00%
            -------------------------------------------------------------------
         $1,000,000 +            0.00%*                    0.00%*
            -------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares ($250,000 in the case of the Short-Term
            Fund) will not pay any initial sales charge on the purchase.
            However, purchasers of $1,000,000 or more of Class A shares
            ($250,000 in the case of the Short-Term Fund) may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

-------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares within the time periods specified below,
Sales       you will pay a CDSC according to the following schedules.
Charges
(CDSCs)--
Class B
and Class
C Shares

-------------------------------------------------------------------------------
Class B  Years Since Purchase    Percentage Contingent
Shares   Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   5
            -------------------------------------------------------------------
         Second                  4
            -------------------------------------------------------------------
         Third                   3
            -------------------------------------------------------------------
         Fourth                  3
            -------------------------------------------------------------------
         Fifth                   2
            -------------------------------------------------------------------
         Sixth                   1
            -------------------------------------------------------------------
         Seventh                 0*
            -------------------------------------------------------------------


            *After the seventh year, Class B shares convert into Class A shares.
                                                                   Prospectus

Class C     Years Since Purchase             Percentage Contingent
Shares      Payment was Made                 Deferred Sales Charge
            -----------------------------------------------------------------------------
            First                            1
            -----------------------------------------------------------------------------
            Thereafter                       0
            -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000
Class A     ($250,000 in the case of the Short-Term Fund) or more of Class A
Shares      shares (and, thus, pay no initial sales charge) of a Fund other than the Money Market Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class
            A CDSC does not apply if you are otherwise eligible to purchase
            Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales
            Charges and CDSCs" below. The Class A CDSC does not apply to the Money Market Fund; however, if Money Market Fund Class A shares are purchased in an amount that for any other Fund would be subject to a CDSC and are subsequently exchanged for shares of another Fund, a Class A CDSC will apply for 18 months from the date of the exchange.

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares
are         (and where applicable, Class A shares) on the amount of the
Calculated  redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
            However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders' Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distri-     The Funds pay fees to the Distributor on an ongoing basis as bution and  compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Fund shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Fund shareholders and the
            maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                             Servicing                             Distribution
            Class A                          Fee                                   Fee
            --------------------------------------------------------------------------------
            Money Market Fund                0.10%                                 0.00%
            --------------------------------------------------------------------------------
            All other Funds                  0.25%                                 0.00%
            --------------------------------------------------------------------------------
            Class B
            --------------------------------------------------------------------------------
            All Funds                        0.25%                                 0.75%
            --------------------------------------------------------------------------------

  Pacific Investment Management Series
37

            Class C
            -------------------------------------------------------------------------------
            Money Market Fund                            0.10%                        0.00%
            -------------------------------------------------------------------------------
            Short-Term Fund                              0.25%                        0.30%
            -------------------------------------------------------------------------------
            Low Duration, Real Return Bond
             and StocksPLUS Funds                        0.25%                        0.50%
            -------------------------------------------------------------------------------
            All other Funds                              0.25%                        0.75%
            -------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

            How Fund Shares Are Priced

             The net asset value ("NAV") of a Fund's Class A, Class B and
            Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             Except for the Money Market Fund, for purposes of calculating
            NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                                                   Prospectus

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO       More detailed information about the Trust's purchase, sale and
Funds       exchange arrangements for Fund shares is provided in the PIMCO
Share-      Funds Shareholders' Guide, which is included in the Statement of
holders'    Additional Information and can be obtained free of charge from the
Guide       Distributor by written request or by calling 1-800-426-0107. The
            Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              . Automated telephone and wire transfer procedures
              . Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              . Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares
              . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares
            Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

              . Through your broker, dealer or other financial intermediary.
                Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

              . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                PIMCO Funds Distributors LLC
                P.O. Box 9688
                Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a

  Pacific Investment Management Series
39

            Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

             Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Fund                        $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Fund for the same Class of shares of any other Fund or of a series of PIMCO Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege. The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.
                                                                   Prospectus

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial
            intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

             A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.
  Pacific Investment Management Series
41

Timing of    Redemption proceeds will normally be mailed to the redeeming
Redemption   shareholder within seven calendar days or, in the case of wire
Payments     transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions  The Trust will redeem shares of each Fund solely in cash up to the
In Kind lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated If you are redeeming shares for which certificates have been
Shares issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature    When a signature guarantee is called for, you should have
Guarantee    "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
             Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented
             Prospectus.

             Fund Distributions

             Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.










                                                Declared Daily
                                                   and Paid     Declared and
         Fund                                      Monthly     Paid Quarterly
         --------------------------------------------------------------------
         Fixed Income Funds                           .
         --------------------------------------------------------------------
         Convertible, StocksPLUS and Strategic
          Balanced Funds                                             .
         --------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

              . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
              . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
                 Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name.

                                                                   Prospectus

               You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
              .  Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other
                 financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

            Tax Consequences

            . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

            . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

            . Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

            . A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.
  Pacific Investment Management Series
43

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

Mortgage-   Each Fund may invest in mortgage-or other asset-backed securities.
Related     Except for the Money Market and Convertible Funds, each Fund may
and Other   invest all of its assets in such securities. Mortgage-related
Asset-      securities include mortgage pass-through securities,
Backed      collateralized mortgage obligations ("CMOs"), commercial mortgage-
Securities  backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages
                                                                   Prospectus
            increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Participa-  investments generally will be in the form of loan participations
tions and   and assignments of portions of such loans. Participations and
Assignments assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.
            High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

            .Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        (except the Money Market Fund) engage in credit spread trades.
Securities  While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market
            Fund) may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar

  Pacific Investment Management Series
45
            credit quality. A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund (except the Money Market Fund) may invest in "event-
Linked      linked bonds," which are fixed income securities for which the
Bonds       return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Even-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund (except the Money Market Fund) may invest in convertible
and         securities. Convertible securities are generally preferred stocks
Equity      and other securities, including fixed income securities and
Securities  warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and

                                                                   Prospectus
            risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

            .Emerging Market Securities. The Emerging Markets Bond Fund invests primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term and Low Duration Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Long-Term U.S. Government Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

            .Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver
  Pacific Investment Management Series
47
            and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to the Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the
            Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case
                                                                   Prospectus
             with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

              Leverage Risk. Because many derivatives have a leverage
             component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

              Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

              Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

              Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed      The Funds (except the Money Market Fund) may also enter into, or
Funding      acquire participations in, delayed funding loans and revolving
Loans and    credit facilities, in which a lender agrees to make loans up to a
Revolving    maximum amount upon demand by the borrower during a specified
Credit       term. These commitments may have the effect of requiring a Fund to
Facilities   increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-        Each Fund may purchase securities which it is eligible to purchase
Issued,      on a when-issued basis, may purchase and sell such securities for
Delayed      delayed delivery and may make contracts to purchase such
Delivery     securities for a fixed price at a future date beyond normal
and          settlement time (forward commitments). When-issued transactions,
Forward      delayed delivery purchases and forward commitments involve a risk
Commitment   of loss if the value of the securities declines prior to the
Transactions settlement date. This risk is in addition to the risk that the
             Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment   Each Fund may invest up to 10% of its assets in securities of
in Other     other investment companies, such as closed-end management
Investment   investment companies, or in pooled accounts or other investment
Companies    vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

              Subject to the restrictions and limitations of the 1940 Act, each
             Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

  Pacific Investment Management Series
49

Short        Each Fund may make short sales as part of its overall portfolio
Sales        management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
             Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid     Each Fund may invest up to 15% (10% in the case of the Money
Securities   Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
             "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
             However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of     For the purpose of achieving income, each Fund may lend its
Portfolio    portfolio securities to brokers, dealers, and other financial
Securities   institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
             "Investment Objectives and Policies" in the Statement of Additional
             Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio    The length of time a Fund has held a particular security is not
Turnover     generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
             Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover
             (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Temporary    For temporary or defensive purposes, each Fund may invest without
Defensive    limit in U.S. debt securities, including short-term money market
Strategies   securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes      The investment objective of the Global Bond Fund II may be changed
in           by the Board of Trustees without shareholder approval. The
Investment   investment objective of each other Fund is fundamental and may not
Objectives   be changed without shareholder approval. Unless otherwise stated,
and          all other investment policies of the Funds may be changed by the
Policies     Board of Trustees without shareholder approval.

Percentage   Unless otherwise stated, all percentage limitations on Fund
Investment   investments listed in this Prospectus will apply at the time of
Limitations  investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other        The Funds may invest in other types of securities and use a
Investments  variety of investment techniques and strategies which are not
and          described in this Prospectus. These securities and techniques may
Techniques   subject the Funds to additional risks. Please see the Statement of
             Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                         Net Asset                Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment   Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)  Investments    Operations    Income      Income     Capital Gains Capital Gains
---------------------------------------------------------------------------------------------------------------------------------
Money Market
 Class A
  03/31/1999              $ 1.00       $0.05(a)      $ 0.00 (a)    $0.05       $(0.05)     $ 0.00        $ 0.00        $ 0.00
  03/31/1998                1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
  01/13/1997 - 03/31/1997   1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
 Class B
  03/31/1999                1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
  03/31/1998                1.00        0.04(a)        0.00 (a)     0.04        (0.04)       0.00          0.00          0.00
  01/13/1997 - 03/31/1997   1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
 Class C
  03/31/1999                1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
  03/31/1998                1.00        0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
  01/13/1997 - 03/31/1997   1.00        0.01           0.00         0.01        (0.01)       0.00          0.00          0.00
Short-Term
 Class A
  03/31/1999              $10.06       $0.53(a)      $(0.02)(a)    $0.51       $(0.53)     $ 0.00        $ 0.00        $(0.01)
  03/31/1998               10.00        0.55(a)        0.09 (a)     0.64        (0.56)      (0.01)        (0.01)         0.00
  01/20/1997 - 03/31/1997  10.04        0.10          (0.03)        0.07        (0.10)      (0.01)         0.00          0.00
 Class B
  03/31/1999               10.06        0.45(a)       (0.02)(a)     0.43        (0.45)       0.00          0.00         (0.01)
  03/31/1998               10.00        0.50(a)        0.08 (a)     0.58        (0.50)      (0.01)        (0.01)         0.00
  01/20/1997 - 03/31/1997  10.04        0.09          (0.03)        0.06        (0.10)       0.00          0.00          0.00
 Class C
  03/31/1999               10.06        0.50(a)       (0.02)(a)     0.48        (0.50)       0.00          0.00         (0.01)
  03/31/1998               10.00        0.54(a)        0.07 (a)     0.61        (0.53)      (0.01)        (0.01)         0.00
  01/20/1997 - 03/31/1997  10.04        0.09          (0.03)        0.06        (0.10)       0.00          0.00          0.00
Low Duration
 Class A
  03/31/1999              $10.18       $0.60(a)      $(0.02)(a)    $0.58       $(0.60)     $ 0.00        $(0.01)       $(0.05)
  03/31/1998                9.98        0.60(a)        0.23 (a)     0.83        (0.58)      (0.02)        (0.03)         0.00
  01/13/1997 - 03/31/1997  10.02        0.12          (0.03)        0.09        (0.12)      (0.01)         0.00          0.00
 Class B
  03/31/1999               10.18        0.52(a)       (0.02)(a)     0.50        (0.52)       0.00         (0.01)        (0.05)
  03/31/1998                9.98        0.53(a)        0.22 (a)     0.75        (0.50)      (0.02)        (0.03)         0.00
  01/13/1997 - 03/31/1997  10.02        0.10          (0.03)        0.07        (0.11)       0.00          0.00          0.00
 Class C
  03/31/1999               10.18        0.55(a)       (0.02)(a)     0.53        (0.55)       0.00         (0.01)        (0.05)
  03/31/1998                9.98        0.55(a)        0.23 (a)     0.78        (0.53)      (0.02)        (0.03)         0.00
  01/13/1997 - 03/31/1997  10.02        0.11          (0.03)        0.08        (0.11)      (0.01)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.

  Pacific Investment Management Series
51

                                                                 Ratio of Net
Tax Basis                Net Asset        Net Assets  Ratio of    Investment
 Return                    Value             End     Expenses to  Income to   Portfolio
   of          Total        End    Total  of Period    Average     Average    Turnover
 Capital   Distributions of Period Return   (000's)  Net Assets   Net Assets    Rate
---------------------------------------------------------------------------------------
  $0.00       $(0.05)     $ 1.00    4.76%  105,200      0.60%        4.78%       N/A
   0.00        (0.05)       1.00    5.10    41,375      0.60         5.02        N/A
   0.00        (0.01)       1.00    1.01    43,589      0.57+        4.44+       N/A
   0.00        (0.04)       1.00    4.03    14,968      1.50         3.79        N/A
   0.00        (0.04)       1.00    4.21     2,937      1.50         4.15        N/A
   0.00        (0.01)       1.00    0.83     3,143      1.41+        3.62+       N/A
   0.00        (0.05)       1.00    4.85    86,159      0.60         4.79        N/A
   0.00        (0.05)       1.00    5.14    55,696      0.60         5.05        N/A
   0.00        (0.01)       1.00    1.02    85,398      0.58+        4.47+       N/A
  $0.00       $(0.54)     $10.03    5.21%   80,787      0.85%        5.15%        47%
   0.00        (0.58)      10.06    6.64    24,182      0.85         5.48         48
   0.00        (0.11)      10.00    0.66     2,533      0.86+        5.07+        77
   0.00        (0.46)      10.03    4.43     3,813      1.60         4.45         47
   0.00        (0.52)      10.06    5.96     1,258      1.60         4.97         48
   0.00        (0.10)      10.00    0.58       114      1.62+        4.83+        77
   0.00        (0.51)      10.03    4.91    15,589      1.15         4.92         47
   0.00        (0.55)      10.06    6.33     6,763      1.15         5.33         48
   0.00        (0.10)      10.00    0.63     1,359      1.14+        4.78+        77
  $0.00       $(0.66)     $10.10    5.86%  191,727      0.90%        5.85%       245%
   0.00        (0.63)      10.18    8.49   109,531      0.90         5.93        309
   0.00        (0.13)       9.98    0.85    59,348      0.91+        5.84+       240
   0.00        (0.58)      10.10    5.07    65,160      1.65         5.03        245
   0.00        (0.55)      10.18    7.68    17,624      1.65         5.16        309
   0.00        (0.11)       9.98    0.68     5,296      1.67+        5.03+       240
   0.00        (0.61)      10.10    5.33   112,229      1.40         5.35        245
   0.00        (0.58)      10.18    8.01    68,766      1.40         5.46        309
   0.00        (0.12)       9.98    0.75    63,606      1.42+        5.36+       240

-------
+ Annualized.
                                                                   Prospectus

                         Net Asset    Net       Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value   Investment  and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning   Income    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   (Loss)     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Total Return
 Class A
 03/31/1999               $10.62     $0.58(a)      $ 0.16 (a)    $ 0.74      $(0.58)     $ 0.00        $(0.24)       $(0.18)
 03/31/1998                10.27      0.58(a)        0.63 (a)      1.21       (0.57)      (0.02)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.12          (0.12)         0.00       (0.13)       0.00          0.00          0.00
 Class B
 03/31/1999                10.62      0.50(a)        0.16 (a)      0.66       (0.50)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.50(a)        0.63 (a)      1.13       (0.50)      (0.01)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.11          (0.12)        (0.01)      (0.12)       0.00          0.00          0.00
 Class C
 03/31/1999                10.62      0.50(a)        0.16 (a)      0.66       (0.50)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.51(a)        0.63 (a)      1.14       (0.51)      (0.01)        (0.27)         0.00
 01/13/1997 - 03/31/1997   10.40      0.11          (0.12)        (0.01)      (0.12)       0.00          0.00          0.00
Long-Term U.S. Government
 Class A
 03/31/1999               $10.57     $0.59(a)      $ 0.20 (a)    $ 0.79      $(0.60)     $ 0.00        $ 0.00        $(0.46)
 03/31/1998                 9.39      0.48(a)        1.34 (a)      1.82       (0.58)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.32          (0.47)        (0.15)      (0.13)       0.00          0.00          0.00
 Class B
 03/31/1999                10.57      0.51(a)        0.20 (a)      0.71       (0.52)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.39(a)        1.35 (a)      1.74       (0.50)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.29          (0.47)        (0.18)      (0.10)       0.00          0.00          0.00
 Class C
 03/31/1999                10.57      0.50(a)        0.21 (a)      0.71       (0.52)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.39(a)        1.35 (a)      1.74       (0.50)       0.00         (0.06)         0.00
 01/20/1997 - 03/31/1997    9.67      0.29          (0.47)        (0.18)      (0.10)       0.00          0.00          0.00
Global Bond II
 Class A
 03/31/1999               $ 9.92     $0.48(a)      $ 0.06 (a)    $ 0.54      $(0.48)     $ 0.00        $(0.01)       $(0.08)
 03/31/1998                10.84      0.64(a)        0.51 (a)      1.15        0.00       (0.54)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96      0.66          (0.16)         0.50       (0.22)       0.00         (0.40)         0.00
 09/30/1996                10.00      0.32(b)        0.95          1.27       (0.31)       0.00          0.00          0.00
 Class B
 03/31/1999                 9.92      0.41(a)        0.06 (a)      0.47       (0.41)       0.00         (0.01)        (0.08)
 03/31/1998                10.84      0.66(a)        0.41 (a)      1.07        0.00       (0.46)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96      0.62          (0.16)         0.46       (0.18)       0.00         (0.40)         0.00
 09/30/1996                10.00      0.30(b)        0.92          1.22       (0.26)       0.00          0.00          0.00
 Class C
 03/31/1999                 9.92      0.41(a)        0.06 (a)      0.47       (0.41)       0.00         (0.01)        (0.08)
 03/31/1998                10.84      0.55(a)        0.52 (a)      1.07        0.00       (0.46)        (1.53)         0.00
 10/01/1996 - 03/31/1997   10.96      0.62          (0.16)         0.46       (0.18)       0.00         (0.40)         0.00
 09/30/1996                10.00      0.30(b)        0.92          1.22       (0.26)       0.00          0.00          0.00
Foreign Bond
 Class A
 03/31/1999               $10.74     $0.53(a)      $ 0.24 (a)    $ 0.77      $(0.53)     $ 0.00        $(0.10)       $(0.25)
 03/31/1998                10.41      0.61(a)        0.62 (a)      1.23       (0.59)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59      0.59          (0.72)        (0.13)      (0.05)       0.00          0.00          0.00
 Class B
 03/31/1999                10.74      0.46(a)        0.24 (a)      0.70       (0.46)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.53(a)        0.61 (a)      1.14       (0.50)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59      0.58          (0.72)        (0.14)      (0.04)       0.00          0.00          0.00
 Class C
 03/31/1999                10.74      0.45(a)        0.24 (a)      0.69       (0.45)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.52(a)        0.62 (a)      1.14       (0.50)       0.00         (0.31)         0.00
 01/20/1997 - 03/31/1997   10.59      0.58          (0.72)        (0.14)      (0.04)       0.00          0.00          0.00

-------
(b) Reflects voluntary waiver of investment advisory fee of $12,041 (.01 per share) by the adviser.

  Pacific Investment Management Series
53

                                                                   Ratio of Net
Tax Basis                Net Asset         Net Assets  Ratio of     Investment
 Return                    Value              End     Expenses to   Income to   Portfolio
   of          Total        End    Total   of Period    Average      Average    Turnover
 Capital   Distributions of Period Return    (000's)  Net Assets    Net Assets    Rate
-----------------------------------------------------------------------------------------
  $0.00       $(1.00)     $10.36    7.09%  $1,140,606    0.90%         5.37%        154%
   0.00        (0.86)      10.62   12.11      533,893    0.90          5.46         206
   0.00        (0.13)      10.27    0.02      115,742    0.91+         6.08+        173
   0.00        (0.92)      10.36    6.28      549,478    1.65          4.55         154
   0.00        (0.78)      10.62   11.26      186,932    1.65          4.74         206
   0.00        (0.12)      10.27   (0.10)      74,130    1.67+         5.28+        173
   0.00        (0.92)      10.36    6.29      715,201    1.65          4.63         154
   0.00        (0.79)      10.62   11.28      405,037    1.65          4.83         206
   0.00        (0.12)      10.27   (0.11)     329,104    1.67+         5.32+        173
  $0.00       $(1.06)     $10.30    7.34%  $   29,809    1.34%(e)      5.33%        364%
   0.00        (0.64)      10.57   19.78        6,161    0.91          4.49         177
   0.00        (0.13)       9.39   (1.72)       1,204    1.12+         6.91+        402
   0.00        (0.98)      10.30    6.51       37,946    2.13(f)       4.53         364
   0.00        (0.56)      10.57   18.85        7,516    1.66          4.64         177
   0.00        (0.10)       9.39   (1.92)         454    1.87+         4.95+        402
   0.00        (0.98)      10.30    6.52       31,653    2.16(g)       4.50         364
   0.00        (0.56)      10.57   18.86        7,258    1.66          4.64         177
   0.00        (0.10)       9.39   (1.83)         275    1.88+         5.52+        402
  $0.00       $(0.57)     $ 9.89    5.65%  $    2,728    0.95%         5.07%        236%
   0.00        (2.07)       9.92   11.21        6,816    0.95          5.88         369
   0.00        (0.62)      10.84    4.55        7,652    2.05+         5.60+        307
   0.00        (0.31)      10.96   15.01        7,360    1.27(c)       4.88(d)    1,246
   0.00        (0.50)       9.89    4.85        4,909    1.70          4.16         236
   0.00        (1.99)       9.92   10.39        4,473    1.70          5.12         369
   0.00        (0.58)      10.84    4.17        3,925    2.57+         4.22+        307
   0.00        (0.26)      10.96   14.54        3,240    2.49(c)       4.09(d)    1,246
   0.00        (0.50)       9.89    4.82        5,863    1.70          4.16         236
   0.00        (1.99)       9.92   10.39        6,096    1.70          5.12         369
   0.00        (0.58)      10.84    4.17        5,323    2.43+         4.14+        307
   0.00        (0.26)      10.96   14.54        3,459    2.49(c)       4.09(d)    1,246
  $0.00       $(0.88)     $10.63    7.43%  $   29,009    0.95%         4.87%        376%
   0.00        (0.90)      10.74   12.14        9,582    0.95          5.88         280
   0.00        (0.05)      10.41   (1.21)         704    0.97+         4.95+        984
   0.00        (0.81)      10.63    6.69       21,256    1.70          4.14         376
   0.00        (0.81)      10.74   11.29       10,631    1.70          5.13         280
   0.00        (0.04)      10.41   (1.34)       1,221    1.75+         3.73+        984
   0.00        (0.80)      10.63    6.63       29,584    1.70          4.16         376
   0.00        (0.81)      10.74   11.29       17,080    1.70          5.13         280
   0.00        (0.04)      10.41   (1.32)       1,788    1.76+         4.09+        984

-------
+ Annualized.
(c) The ratio of expenses to average net assets without the waiver would have been 1.57%.
(d) The ratio of net investment income to average net assets without the waiver would have been 4.58%.
(e) The ratio of expenses to average net assets excluding interest expense on reverse repurchase agreements is 0.90%.
(f) The ratio of expenses to average net assets excluding interest expense on reverse repurchase agreements is 1.65%.
(g) The ratio of expenses to average net assets excluding interest expense on reverse repurchase agreements is 1.65%.
                                                                   Prospectus

                         Net Asset                 Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value        Net       and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning  Investment    Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period Income (Loss)   Investments    Operations    Income      Income     Capital Gains Capital Gains
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
 Class A
 03/31/1999               $ 9.67      $ 0.83 (a)      $(2.11)(a)    $(1.28)     $(0.83)     $ 0.00        $ 0.00        $(0.05)
 07/31/1997 - 03/31/1998   10.00        0.44 (a)       (0.18)(a)      0.26       (0.44)       0.00         (0.15)         0.00
 Class B
 03/31/1999                 9.67        0.77 (a)       (2.11)(a)     (1.34)      (0.77)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.40 (a)       (0.20)(a)      0.20       (0.38)       0.00         (0.15)         0.00
 Class C
 03/31/1999                 9.67        0.77 (a)       (2.11)(a)     (1.34)      (0.77)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00        0.38 (a)       (0.18)(a)      0.20       (0.38)       0.00         (0.15)         0.00
High Yield
 Class A
 03/31/1999               $11.66      $ 0.91 (a)      $(0.43)(a)    $ 0.48      $(0.90)     $(0.01)       $ 0.00        $ 0.00
 03/31/1998                11.10        0.93 (a)        0.66 (a)      1.59       (0.94)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.17           (0.05)         0.12       (0.20)       0.00          0.00          0.00
 Class B
 03/31/1999                11.66        0.82 (a)       (0.43)(a)      0.39       (0.81)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.84 (a)        0.66 (a)      1.50       (0.85)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.15           (0.05)         0.10       (0.18)       0.00          0.00          0.00
 Class C
 03/31/1999                11.66        0.82 (a)       (0.43)(a)      0.39       (0.81)      (0.01)         0.00          0.00
 03/31/1998                11.10        0.85 (a)        0.65 (a)      1.50       (0.85)       0.00          0.00         (0.09)
 01/13/1997 - 03/31/1997   11.18        0.15           (0.05)         0.10       (0.18)       0.00          0.00          0.00
Real Return Bond
 Class A
 03/31/1999               $ 9.77      $ 0.43 (a)      $ 0.14 (a)    $ 0.57      $(0.45)     $(0.06)       $ 0.00        $ 0.00
 03/31/1998                 9.93        0.40 (a)        0.03 (a)      0.43       (0.42)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00        0.11 (a)       (0.10)(a)      0.01       (0.08)       0.00          0.00          0.00
 Class B
 03/31/1999                 9.77        0.37 (a)        0.12 (a)      0.49       (0.38)      (0.05)         0.00          0.00
 03/31/1998                 9.93        0.33 (a)        0.03 (a)      0.36       (0.36)      (0.02)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00        0.09           (0.10)        (0.01)      (0.06)       0.00          0.00          0.00
 Class C
 03/31/1999                 9.77        0.44 (a)        0.08 (a)      0.52       (0.40)      (0.06)         0.00          0.00
 03/31/1998                 9.93        0.35 (a)        0.04 (a)      0.39       (0.38)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997   10.00        0.09           (0.10)        (0.01)      (0.06)       0.00          0.00          0.00
StocksPLUS
 Class A
 03/31/1999               $14.06      $ 0.93 (a)      $ 1.29 (a)    $ 2.22      $(0.78)     $ 0.00        $(1.24)       $ 0.00
 03/31/1998                11.46        1.66 (a)        3.41 (a)      5.07       (1.38)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.10)          (0.20)        (0.30)      (0.15)       0.00          0.00          0.00
 Class B
 03/31/1999                14.01        0.84 (a)        1.26 (a)      2.10       (0.69)       0.00         (1.24)         0.00
 03/31/1998                11.44        1.61 (a)        3.35 (a)      4.96       (1.30)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.13)          (0.20)        (0.33)      (0.14)       0.00          0.00          0.00
 Class C
 03/31/1999                14.03        0.86 (a)        1.28 (a)      2.14       (0.72)       0.00         (1.24)         0.00
 03/31/1998                11.45        1.64 (a)        3.35 (a)      4.99       (1.32)       0.00         (1.09)         0.00
 01/20/1997 - 03/31/1997   11.91       (0.12)          (0.20)        (0.32)      (0.14)       0.00          0.00          0.00

  Pacific Investment Management Series
55

                          Net Asset          Net Assets  Ratio of     Ratio of Net
Tax Basis                   Value               End     Expenses to    Investment     Portfolio
  Return        Total        End    Total    of Period    Average   Income to Average Turnover
of Capital  Distributions of Period Return    (000's)   Net Assets     Net Assets       Rate
-----------------------------------------------------------------------------------------------
  $0.00        $(0.88)     $ 7.51   (12.90)%  $    172     1.25%           10.26%        315%
   0.00         (0.59)       9.67     2.84         317     1.26+            6.93+        695
   0.00         (0.82)       7.51   (13.58)        398     2.00             9.68         315
   0.00         (0.53)       9.67     2.29         304     2.01+            6.33+        695
   0.00         (0.82)       7.51   (13.57)        229     2.00             9.79         315%
   0.00         (0.53)       9.67     2.29         136     2.01+            6.11+        695
  $0.00        $(0.91)     $11.23     4.32 %  $155,466     0.90%            7.94%         39%
   0.00         (1.03)      11.66    14.80      70,858     0.90             8.02          37
   0.00         (0.20)      11.10     1.06      28,873     0.92+            8.28+         67
   0.00         (0.82)      11.23     3.54     286,198     1.65             7.21          39
   0.00         (0.94)      11.66    13.94     156,099     1.65             7.27          37
   0.00         (0.18)      11.10     0.86      60,269     1.67+            7.52+         67
   0.00         (0.82)      11.23     3.55     370,861     1.65             7.24          39
   0.00         (0.94)      11.66    13.95     284,836     1.65             7.36          37
   0.00         (0.18)      11.10     0.88     205,297     1.68+            7.56+         67
  $0.00        $(0.51)     $ 9.83     5.99 %  $  6,250     0.92%            4.40%        438%
   0.00         (0.59)       9.77     4.12         370     0.92             4.06         967
   0.00         (0.08)       9.93     0.15           1     0.90+            6.14+        160
   0.00         (0.43)       9.83     5.19       3,646     1.68             3.72         438
   0.00         (0.52)       9.77     3.50       1,496     1.67             3.32         967
   0.00         (0.06)       9.93    (0.08)        509     1.59+            3.43+        160
   0.00         (0.46)       9.83     5.46       2,534     1.43             4.49         438
   0.00         (0.55)       9.77     3.73         490     1.42             3.56         967
   0.00         (0.06)       9.93    (0.07)        148     1.62+            5.13+        160
  $0.00        $(2.02)     $14.26    17.07 %  $148,748     1.05%            6.66%         81%
   0.00         (2.47)      14.06    47.07      62,970     1.05            13.34          30
   0.00         (0.15)      11.46    (2.59)      5,790     1.10+         (10.69)+         47
   0.00         (1.93)      14.18    16.21     281,930     1.80             6.05          81
   0.00         (2.39)      14.01    46.11      99,039     1.80            12.60          30
   0.00         (0.14)      11.44    (2.81)      8,281     1.88+          (15.13)+        47
   0.00         (1.96)      14.21    16.48     245,088     1.55             6.19          81
   0.00         (2.41)      14.03    46.38      96,960     1.55            12.85          30
   0.00         (0.14)      11.45    (2.71)     11,254     1.65+          (12.79)+        47

-------
+ Annualized.
                                                                   Prospectus

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

A-1
  Pacific Investment Management Series

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services     AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
                                                                   Prospectus

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-3
  Pacific Investment Management Series

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

              PIMCO Funds Distributors LLC
              2187 Atlantic Street
              Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            Investment Company Act File no. 811-5028

PIMCO Funds:
Pacific Investment
Management Series
--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO, 840 Newport Center Drive, Suite 300,
Newport Beach, CA 92660
--------------------------------------------------------------------------------
DISTRIBUTOR
PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
--------------------------------------------------------------------------------
CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Mo 64105
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
--------------------------------------------------------------------------------
LEGAL COUNSEL
Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401
--------------------------------------------------------------------------------
For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.

PIMCO Funds is on the Web
www.pimcofunds.com


A Partial List of What's Available:

On-line Account Access

Daily share Prices

Daily Manager Commentary

Current and Historical Fund Performance

Lipper Rankings

Morningstar Ratings

Listing of Fund Portfolio Holdings

Risk Analysis

Fund Manager Bios

Downloadable Literature Section

On-line Requests for Literature by Mail

Resources for Investment Professionals


Through the PIMCO funds Web site, at www.pimcofunds.com, you and your financial advisor have around-the-clock access to the most timely and comprehensive information available on PIMCO funds.
     In addition, the site includes daily commentary from our fund managers, with insights on the economy and other factors affecting the stock and bond markets.
     And now you can access your account--securely--on-line. This feature is available to shareholders with direct accounts (a direct account is one where the shareholder receives statements directly form PIMCO Funds.)

                             [GRAPHIC OF WEB SITE]

You'll find the site to be informative and easy-to-use. It's divided into three main sections: Investment Insight, Fund Information and Resources.

Investment Insight
The Investment Insight section provides an overview of the investment management firms under the PIMCO Advisors L.P. umbrella. You'll find an explanation of each firm's investment process, biographies of the investment team, manager updates and more.

Fund Information
In the Fund Information section you'll access detailed profiles of all the PIMCO Funds, including current and historical performance, Lipper rankings and Morningstar ratings.
     Additionally, we provide a summary of a fund's portfolio--complete with risk analysis data. You can also obtain daily fund share prices. Read read the relevant prospectus carefully before you investment in any PIMCO Fund.

Resources
Our Resources section features a variety of useful information, including:

     an on-line document library with applications and prospectuses that you can view and print a literature-by-mail "catalog," so you can order free materials information about our convenient shareholder services, such as Auto-Invest, Fund Link and our 24-Hour Telephone Information System

     a listing of the features and benefits of the retirement plans offered by PIMCO funds

Questions?
We're sure you'll find the PIMCO Funds Web site to be an invaluable tool. If you have any questions about the site, call us at 1-800-426-0107.
     Or, send us e-mail at investorservices@pimcofunds.com.

PZ000.3/00                                          Not part of the Prospectus

--------------------------------------------------------------------------------
     PIMCO FUNDS

PIMCO Funds Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

PIMCO Funds Prospectus

Pacific Investment Management Series

April 5, 2000

Share Class
D

SHORT DURATION BOND FUNDS
Short-Term Fund
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS
Total Return Fund
Total Return Mortgage Fund

INTERNATIONAL BOND FUNDS
Foreign Bond Fund
Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS
High Yield Fund

INFLATION-INDEXED BOND FUNDS
Real Return Bond Fund

TAX-EXEMPT BOND FUNDS
Short Duration Municipal
Income FUnd

Municipal Bond Fund

California Intermediate
Municipal Bond Fund

New York Intermediate
Municipal Bond Fund

CONVERTIBLE FUNDS
Convertible Fund

STOCK AND BOND FUNDS
Strategic Balanced Fund

ENHANCED INDEX STOCK FUNDS
StockPLUS Fund

This cover is not part of the Prospectus.                                  PIMCO
                                                                           FUNDS

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 15 mutual funds offered by PIMCO Funds:
Funds:      Pacific Investment Management Series. The Funds provide access to
Pacific     the professional investment advisory services offered by Pacific
Investment Investment Management Company ("PIMCO"). As of December 31, 1999, Management PIMCO managed approximately $186 billion in assets. The firm's Series institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.
April 5,
2000

            The Funds offer Class D shares in this Prospectus. This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share       The Securities and Exchange Commission has not approved or
Class       disapproved these securities, or determined if this Prospectus is
D           truthful or complete. Any representation to the contrary is a criminal offense.

1 PIMCO Funds: Pacific Investment Management Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           California Intermediate Municipal Bond Fund....................   5
           Convertible Fund...............................................   7
           Emerging Markets Bond Fund.....................................   9
           Foreign Bond Fund..............................................  11
           High Yield Fund................................................  13
           Low Duration Fund..............................................  15
           Municipal Bond Fund............................................  17
           New York Intermediate Municipal Bond Fund......................  19
           Real Return Bond Fund..........................................  21
           Short Duration Municipal Income Fund...........................  23
           Short-Term Fund................................................  25
           StocksPLUS Fund................................................  27
           Strategic Balanced Fund........................................  29
           Total Return Fund..............................................  31
           Total Return Mortgage Fund.....................................  33
         Summary of Principal Risks.......................................  35
         Management of the Funds..........................................  37
         How to Buy and Sell Shares.......................................  40
         How Fund Shares are Priced.......................................  42
         Fund Distributions...............................................  42
         Tax Consequences.................................................  43
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  44
         Financial Highlights.............................................  53
         Appendix A-Description of Securities Ratings..................... A-1

                                                                   Prospectus  2

            Summary Information

 The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                                          Main Investments                              Duration
 -----------------------------------------------------------------------------------------------------------------
 Short Duration    Short-Term                             Money market                                  0-1 year
 Bond Funds                                               instruments and short
                                                          maturity fixed income
                                                          securities
                   -----------------------------------------------------------------------------------------------
                   Low Duration                           Short maturity fixed                          1-3 years
                                                          income securities
 -----------------------------------------------------------------------------------------------------------------
 Intermediate      Total Return                           Intermediate maturity                         3-6 years
 Duration Bond                                            fixed income
 Funds                                                    securities
                   -----------------------------------------------------------------------------------------------
                   Total Return Mortgage                  Intermediate maturity                         2-6 years
                                                          mortgage-related
                                                          fixed income
                                                          securities
 -----------------------------------------------------------------------------------------------------------------
 International     Foreign Bond                           Intermediate maturity                         3-7 years
 Bond Funds                                               hedged non-U.S. fixed
                                                          income securities
                   -----------------------------------------------------------------------------------------------
                   Emerging Markets Bond                  Emerging market fixed                         0-8 years
                                                          income securities
 -----------------------------------------------------------------------------------------------------------------
 High Yield        High Yield                             Higher yielding fixed                         2-6 years
 Bond Funds                                               income securities
 -----------------------------------------------------------------------------------------------------------------
 Tax Exempt        Short Duration Municipal Income        Short and intermediate maturity municipal     0-2 years
 Bond Funds                                               securities (exempt from federal income tax)
                   -----------------------------------------------------------------------------------------------
                   Municipal Bond                         Intermediate and                              3-10 years
                                                          long-term maturity
                                                          municipal securities
                                                          (exempt from federal
                                                          income tax)
                   -----------------------------------------------------------------------------------------------
                   California Intermediate Municipal Bond Intermediate maturity                         3-7 years
                                                          municipal securities
                                                          (exempt from federal and California
                                                          income tax)
                   -----------------------------------------------------------------------------------------------
                   New York Intermediate Municipal Bond   Intermediate maturity                         3-7 years
                                                          municipal securities
                                                          (exempt from federal
                                                          and New York income
                                                          tax)
 -----------------------------------------------------------------------------------------------------------------
 Inflation-Indexed Real Return Bond                       Inflation-indexed                             N/A
 Bond Funds                                               fixed income
                                                          securities
 -----------------------------------------------------------------------------------------------------------------
 Convertible       Convertible                            Convertible                                   N/A
 Funds                                                    securities
 -----------------------------------------------------------------------------------------------------------------
 Stock and Bond    Strategic Balanced                     Intermediate maturity                         0-6 years
 Funds                                                    fixed income
                                                          securities and
                                                          S&P 500 stock index
                                                          derivatives
 -----------------------------------------------------------------------------------------------------------------
 Enhanced Index    StocksPLUS                             S&P 500 stock index                           0-1 year
 Stock Funds                                              derivatives backed by
                                                          a portfolio of short-
                                                          term fixed income
                                                          securities
 -----------------------------------------------------------------------------------------------------------------
                                                                   Non-U.S.
                                                                   Dollar
                                                                   Denominated
                                               Credit Quality(1)   Securities(2)
 -----------------------------------------------------------------------------------------------------------------
                                               B to Aaa; max 10%     0-5%(3)
                                               below Baa
                   -----------------------------------------------------------------------------------------------
                                               B to Aaa; max 10%     0-20%(3)
                                               below Baa
 -----------------------------------------------------------------------------------------------------------------
                                               B to Aaa; max 10%     0-20%(3)
                                               below Baa
                   -----------------------------------------------------------------------------------------------
                                               Baa to Aaa; max 10%   0%
                                               below Aaa
 -----------------------------------------------------------------------------------------------------------------
                                               B to Aaa; max         Greater than or equal to 85%(5)
                                               10% below Baa
                   -----------------------------------------------------------------------------------------------
                                               B to Aaa              Greater than or equal to 80%(5)
 -----------------------------------------------------------------------------------------------------------------
                                               B to Aaa; min 65%     0-15%(4)
                                               below Baa
 -----------------------------------------------------------------------------------------------------------------
                                               Baa to Aaa            0%
                   -----------------------------------------------------------------------------------------------
                                               Ba to Aaa; max 10%    0%
                                               below Baa
                   -----------------------------------------------------------------------------------------------
                                               B to Aaa; max         0%
                                               10% below Baa
                   -----------------------------------------------------------------------------------------------
                                               B to Aaa; max 10%     0%
                                               below Baa
 -----------------------------------------------------------------------------------------------------------------
                                               B to Aaa; max 10%     0-20%(3)
                                               below Baa
 -----------------------------------------------------------------------------------------------------------------
                                               Caa to Aaa; max       0-20%(3)
                                               40% below Baa
                                               and 10% below B
 -----------------------------------------------------------------------------------------------------------------
                                               B to Aaa; max         0-20%(3)
                                               10% below Baa
 -----------------------------------------------------------------------------------------------------------------
                                               B to Aaa; max         0-20%(3)
                                               10% below Baa
 -----------------------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services, or if unrated, determined by PIMCO to be of comparable quality.
 (2) Each Fund (except the Short-Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
 (3) The percentage limitation relates to non-U.S. dollar-denominated securities.
 (4)   The percentage limitation relates to euro-denominated securities.
 (5) The percentage limitation relates to securities of foreign issuers denominated in any currency.

3  PIMCO Funds: Pacific Investment Management Series

Fixed       The "Fixed Income Funds" are the Short-Term, Low Duration, Total
Income      Return, Total Return Mortgage, Foreign Bond, Emerging Markets
Instruments Bond, High Yield, Short Duration Municipal Income, Municipal Bond,
            California Intermediate Municipal Bond, New York Intermediate
            Municipal Bond, and Real Return Bond Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests at least
            65% of its assets in "Fixed Income Instruments," which as used in this Prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
            .  mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            .  delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers' acceptances;
            .  repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
            . obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this Prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Rating Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

            For a further description of credit ratings, see "Appendix A-- Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Perfor-     information and fees and expenses. A more detailed "Summary of
mance       Principal Risks" describing principal risks of investing in the
and Fees    Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus  4

            PIMCO California Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate         B to Aaa; maximum
and           current income         maturity             10% below Baa
Strategies    exempt from            municipal
              federal and            securities
              California income      (exempt from
              tax. Capital           federal and          Dividend Frequency
              appreciation is a      California income    Declared daily and
              secondary              tax)                 distributed monthly
              objective.
                                     Average Portfolio
              Fund Category          Duration
              Tax Exempt Bond        3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on the PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk   . Issuer Risk          . Mortgage Risk
              . Credit Risk          . Issuer Non-          . Leveraging Risk
              . California State        Diversification     . Management Risk
                 Specific Risk          Risk
              . Market Risk          . Liquidity Risk
                                     . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

5 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         ---------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.35%           0.85%
         ---------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other expenses reflects the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                         Year 1              Year 3               Year 5                Year 10
         --------------------------------------------------------------------------------------
         Class D         $87                  $271                 $471                  $1,049
         --------------------------------------------------------------------------------------

                                                                   Prospectus  6

            PIMCO Convertible Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Convertible         Caa to Aaa; maximum
and           total return,         securities          40% below Baa and 10%
Strategies    consistent with                           below B
              prudent               Average Portfolio
              investment            Duration             Dividend Frequency
              management            N/A                  Declared and
                                                         distributed quarterly
              Fund Category
              Convertible

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are typically issued by small to mid-sized capitalization companies, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation.

             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stocks or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements and may invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk          .High Yield Risk      .Foreign Investment
              .Issuer Risk          .Derivatives Risk      Risk
              .Interest Rate Risk   .Liquidity Risk       .Currency Risk
              .Credit Risk          .Smaller Company Risk .Leveraging Risk
                                                          .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance As the Fund commenced operations in April, 1999, it does not yet Information have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

7 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)      None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.40%        0.25%               0.40%           1.05%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other expenses reflects the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                         Year 1               Year 3               Year 5               Year 10
            -----------------------------------------------------------------------------------
         Class D         $107                 $334                 $579                  $1,283
            -----------------------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus            Credit Quality
Investments   Seeks maximum          Emerging market fixed income securities
and           total return,                                B to Aaa
Strategies    consistent with        Average Portfolio
              preservation of        Duration              Dividend Frequency
              capital and
              prudent                0-8 years             Declared daily and
              investment                                   distributed monthly
              management

              Fund Category
              International
              Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Emerging Markets Risk .Liquidity Risk
              .Credit Risk           .Foreign Investment
              .High Yield Risk        Risk                  .Derivatives Risk
              .Market Risk           .Currency Risk         .Leveraging Risk
              .Issuer Risk           .Issuer Non-Diversi-   .Management Risk
                                      fication Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Institutional Class Shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The performance of the Class D Shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

9 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class

                           -11.76  26.58                    Highest and Lowest
                           ------  -----                    Quarter Returns
                            '98     '99                     (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     12.27%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -21.05%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
         ----------------------------------------------------------------------
         Class D                                          26.08%  3.04%
         ----------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  25.99%  2.52%
         ----------------------------------------------------------------------
         Lipper Emerging Market Debt Fund Avg(2)          24.51% -1.10%
         ----------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.45%        0.25%               0.55%           1.25%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other expenses reflects the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                        Year 1               Year 3               Year 5                Year 10
            -----------------------------------------------------------------------------------
         Class D         $127                 $397                 $686                  $1,511
            -----------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity hedged      10% below Baa
Strategies    consistent with        non-U.S. fixed
              preservation of        income securities    Dividend Frequency
              capital and                                 Declared daily and
              prudent                Average Portfolio    distributed monthly
              investment             Duration
              management             3-7 years

              Fund Category
              International
              Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Foreign Investment Risk .Mortgage Risk
              .Credit Risk         .Currency Risk           .Derivatives Risk
              .Market Risk         .Issuer Non-Diversi-     .Leveraging Risk
              .Issuer Risk           fication Risk          .Management Risk
                                   .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

11  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                     [GRAPH]                                Highest and Lowest
                                                            Quarter Returns
15.92%  -7.72%  20.68%  18.42%  9.14%  9.55%  1.12%         (for periods shown
------  ------  ------  ------  -----  -----  -----         in the bar chart)
 '93     '94     '95     '96     '97    '98    '99          --------------------
                                                            Highest (10/1/95-
                                                            12/31/95)      7.12%
                                                            --------------------
                                                            Lowest (1/1/94-
                                                            3/31/94)      -4.32%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)


                                                                  Fund Inception
                                                  1 Year  5 Years (12/3/92)(3)
         -----------------------------------------------------------------------
         Class D                                   1.12%  11.56%   9.29%
         -----------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)    2.48%  11.14%   9.11%
         -----------------------------------------------------------------------
         Lipper International Income Fund Avg(2)   -4.57%  6.45%   6.06%
         -----------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of
                5.62 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.45%           0.95%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                   Year 1        Year 3             Year 5           Year 10
         -----------------------------------------------------------------------
         Class D    $97          $303                $525            $1,166
         -----------------------------------------------------------------------

                                                                 Prospectus   12

            PIMCO High Yield Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Higher yielding      B to Aaa; minimum
and           total return,          fixed income         65% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             2-6 years
              management

              Fund
              Category
              High Yield Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage or asset backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Foreign Investment
              .Credit Risk           .Liquidity Risk         Risk
              .High Yield Risk       .Derivatives Risk      .Currency Risk
              .Market Risk           .Mortgage Risk         .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

13  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D


                      [GRAPH]                               Highest and Lowest
                                                            Quarter Returns
  '93    '94     '95     '96     '97    '98    '99          (for periods shown
  ---    ---     ---     ---     ---    ---    ---          in the bar chart)
18.26%  2.01%  20.23%  11.28%  12.82%  6.15%  2.43%         --------------------
                                                            Highest (1/1/93-
                                                            3/31/93)       6.17%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)      -1.86%

                 Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/99)


                                                               Fund Inception
                                                1 Year 5 Years (12/16/92)(3)
         --------------------------------------------------------------------
         Class D                                 2.43% 10.42%  10.22%
         --------------------------------------------------------------------
         Lehman Brothers BB Intermediate
          Corporate Index(1)                     2.20%  9.38%   8.85%
         --------------------------------------------------------------------
         Lipper High Current Yield Fund Avg(2)   4.53%  8.84%   8.65%
         --------------------------------------------------------------------

            (1) The Lehman Brothers BB Intermediate Corporate Index is an
                unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.40 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have not quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

--------------------------------------------------------------------------------
Fees and   These tables describe the fees and expenses you may pay if you buy
Expenses   and hold Class D shares of the Fund:
of the
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.40%           0.90%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                    Year 1       Year 3              Year 5          Year 10
         -----------------------------------------------------------------------
         Class D    $92          $287                $498            $1,108
         -----------------------------------------------------------------------

                                                                 Prospectus   14

            PIMCO Low Duration Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management

              Fund Category
              Short Duration
              Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk   .Derivatives Risk      .Currency Risk
              . Credit Risk          .Liquidity Risk        .Leveraging Risk
              . Market Risk          .Mortgage Risk         .Management Risk
              . Issuer Risk          .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

15 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D


                    [GRAPH]                                 Highest and Lowest
                                                            Quarter Returns
            '90     '91    '92    '93                       (for periods shown
            ---     ---    ---    ---                       in the bar chart)
           8.70%   13.11%  7.36% 7.43%                      --------------------
                                                            Highest (7/1/91-
      '94    '95     '96    '97    '98    '99               9/30/91)       3.82%
      ---    ---     ---    ---    ---    ---               --------------------
     0.30%  11.57%  5.80%  7.90%  6.81%  2.65%              Lowest (1/1/94-
                                                            3/31/94)      -0.40%

                       Calendar Year End (through 12/31)

           Average Annual Total Returns (for periods ended 12/31/99)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Class D                                         2.65%  6.91%   7.10%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        3.06%  6.51%   6.59%
            --------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  2.81%  5.95%   6.36%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
            -----------------------------------------------------------------------
         Class D    0.25%        0.25%               0.25%           0.75%
            -----------------------------------------------------------------------
            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the
                requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of
                0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the
                Funds--Investment Adviser and Administrator--Administrative
                Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
                (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3              Year 5          Year 10
            -----------------------------------------------------------------------
         Class D    $77          $240                $417            $930
            -----------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks high            Intermediate to     Ba to Aaa; maximum 10%
and           current income        long-term           below Baa
Strategies    exempt from           maturity
              federal income        municipal           Dividend Frequency
              tax, consistent       securities          Declared daily and
              with                  (exempt from        distributed monthly
              preservation of       federal income
              capital. Capital      tax)
              appreciation is
              a secondary           Average Portfolio
              objective.            Duration
                                    3-10 years
              Fund Category
              Tax Exempt Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") but rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO's forecast for interest rates.

             The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements, on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal    Among the principal risks of investing in the Fund, which could
Risks        adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Liquidity Risk       . California State
             .Credit Risk           .Derivatives Risk       Specific Risk
             .Market Risk           .Leveraging Risk      . New York State
             .Issuer Risk           .Management Risk        Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

17 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D


                         [GRAPH]                            Highest and Lowest
                                                            Quarter Returns
                       '98       '99                        (for periods shown
                       ---       ---                        in the bar chart)
                      5.68%    -4.06%                       --------------------
                                                            Highest (7/1/98-
                                                            9/30/98)       3.24%
                                                            --------------------
                                                            Lowest (4/1/99-
                                                            6/30/99)      -2.44%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year         (12/31/97)
         -------------------------------------------------------------------------
         Class D                                     -4.06%         0.69%
         -------------------------------------------------------------------------
         Lehman General Municipal Bond Index(1)      -2.07%         2.12%
         -------------------------------------------------------------------------
         Lipper General Municipal Fund Avg(2)        -4.63%         0.23%
         -------------------------------------------------------------------------

            (1) The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds with an average duration of 7.68 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.35%           0.85%
         --------------------------------------------------------------------------

            (1)  The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                 Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--
                 Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities
                 Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3              Year 5          Year 10
         --------------------------------------------------------------------------
         Class D    $87          $271                $471            $1,049
         --------------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO New York Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective    Fund Focus          Credit Quality
Investments   Seeks high current      Intermediate        B to Aaa; maximum
and           income exempt from      maturity            10% below Baa
Strategies    federal and New York    municipal
              income tax. Capital     securities          Dividend Frequency
              appreciation is a       (exempt from        Declared daily and
              secondary objective.    federal and New     distributed monthly
                                      York income tax)
              Fund Category
              Tax Exempt Bond         Average Portfolio
                                      Duration
                                      3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to seven-year time frame, based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal     Among the principal risks of investing in the Fund which could
Risks         adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-           .Leveraging Risk
              .New York State         Diversification Risk  .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Perfor-     The Fund does not have a full calendar year of performance. Thus,
mance       no bar chart or annual returns table is included for the Fund.
Informa-
tion

19 PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)     None


            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.35%           0.85%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other expenses reflects the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3              Year 5          Year 10
         -----------------------------------------------------------------------
         Class D    $87          $271                $471            $1,049
         -----------------------------------------------------------------------

                                                                  Prospectus  20

            PIMCO Real Return Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Inflation-indexed   fixed income securities
and           real return,                              B to Aaa; maximum 10%
Strategies    consistent with       Average Portfolio   below Baa
              preservation of       Duration
              real capital and      See description     Dividend Frequency
              prudent               below               Declared daily and
              investment                                distributed monthly
              management

              Fund Category
              Inflation-Indexed Bond

            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.
             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within the range of the average real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate, which as of March 7, 2000 was 9.0 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of this Fund will generally vary with a one- to five-year time frame, although this range is subject to change.
             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.
             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk  .Derivatives Risk       .Currency Risk
             .Credit Risk         .Liquidity Risk         .Leveraging Risk
             .Market Risk         .Issuer Non-Diversi     .Management Risk
             .Issuer Risk          fication Risk
                                  .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.
21  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                        [GRAPH]                             Highest and Lowest
                                                            Quarter Returns
                      '98     '99                           (for periods shown
                      ---     ---                           in the bar chart)
                     4.00%    5.30%                         --------------------
                                                            Highest (7/1/98-
                                                            9/30/98)       3.09
                                                            --------------------
                                                            Lowest (10/1/98-
                                                            12/31/98)    -0.15%

              Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)


                                                                 Fund Inception
                                                      1 Year     (1/29/97)(3)
         ----------------------------------------------------------------------
         Class D                                      5.30%      4.72%
         ----------------------------------------------------------------------
         Lehman Brothers Inflation Linked Treasury
          Index(1)                                    2.36%      2.99%
         ----------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(2)     2.50%      4.57%
         ----------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
                unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 3.2 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.
--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.42%           0.92%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1       Year 3              Year 5          Year 10
         -----------------------------------------------------------------------
         Class D    $94          $293                $509            $1,131
         -----------------------------------------------------------------------

                                                                 Prospectus   22

            PIMCO Short Duration Municipal Income Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Short and            Baa to Aaa
and           current income         intermediate
Strategies    exempt from            maturity             Dividend Frequency
              federal income         municipal            Declared daily and
              tax, consistent        securities           distributed monthly
              with preservation      (exempt from
              of capital.            federal income
                                     tax)
              Fund
              Category               Average Portfolio
              Tax                    Duration
              Exempt                 0-2 years
              Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed two years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk    .Management Risk
              .Credit Risk           .Mortgage Risk       .California State
              .Market Risk           .Leveraging Risk      Specific Risk
              .Issuer Risk                                .New York State
                                                           Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

23  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund
            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):


                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.20%        0.25%               0.35%           0.80%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other expenses reflects the portion of Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                  Year 1        Year 3              Year 5          Year 10
         --------------------------------------------------------------------------
         Class D    $82          $255                $444            $990
         --------------------------------------------------------------------------

                                                                Prospectus    24

            PIMCO Short-Term Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Money market         B to Aaa; maximum
and           current income,        instruments and      10% below Baa
Strategies    consistent with        short maturity
              preservation of        fixed income         Dividend Frequency
              capital and daily      securities           Declared daily and
              liquidity                                   distributed monthly
                                     Average Portfolio
              Fund Category          Duration
              Short Duration         0-1 year
              Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally does not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Interest Rate Risk     . Issuer Risk          . Leveraging Risk
              . Credit Risk            . Derivatives Risk     . Management Risk
              . Market Risk            . Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.


25  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                             [GRAPH]                        Highest and Lowest
                                                            Quarter Returns
                  '90    '91    '92    '93    '94           (for periods shown
                  ---    ---    ---    ---    ---           in the bar chart)
                 8.14%  6.34%  3.32%  4.31%  2.58%          --------------------
                                                            Highest (10/1/95-
                  '95    '96    '97    '98    '99           12/31/95)      2.52%
                  ---    ---    ---    ---    ---           --------------------
                 8.87%  6.68%  6.20%  5.43%  4.92%          Lowest (1/1/94-
                                                            3/31/94)       0.12%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                    1 Year   5 Years   10 Years
         ----------------------------------------------------------------------
         Class D                                    4.92%    6.41%     5.66%
         ----------------------------------------------------------------------
         Salomon 3-Month Treasury Bill(1)           4.73%    5.20%     5.05%
         ----------------------------------------------------------------------
         Lipper Ultrashort Obligation Fund Avg(2)   4.58%    5.62%     5.59%
         ----------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultrashort Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.25%           0.75%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-
                1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan.
                Please see "Management of the Funds--Investment Adviser and Administrator--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%

            return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3              Year 5          Year 10
         --------------------------------------------------------------------------
         Class D    $77          $240                $417            $930
         --------------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks total            S&P 500 stock        B to Aaa; maximum
and           return which           index derivatives    10% below Baa
Strategies    exceeds that of        backed by a
              the S&P 500            portfolio of         Dividend Frequency
                                     short-term fixed     Declared and
              Fund Category          income securities    distributed
              Enhanced Index                              quarterly
              Stock                  Average Portfolio
                                     Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.
             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.
             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:
              .Market Risk           .Interest Rate Risk    .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Derivatives Risk      .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk
            Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For the period prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

27 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

             '94     '95      '96           Highest and Lowest Quarter Returns
             ----    ---      ---           (for periods shown in the bar chart)
            2.58%   39.86%   22.61%         ------------------------------------
                                            Highest (10/1/98-12/31/98)21.17%
            '97      '98      '99           ------------------------------------
            ---      ---      ---           Lowest (7/1/98-9/30/98)-9.87%
           32.34%   27.71%   19.56%

                 Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (5/13/93)(3)
         ----------------------------------------------------------------------
         Class D                              19.56%   28.22%    22.57%
         ----------------------------------------------------------------------
         S&P 500 Index(1)                     21.04%   28.56%    22.38%
         ----------------------------------------------------------------------
         Lipper Growth & Income Fund Avg(2)   13.71%   21.35%    16.88%
         ----------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth & Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund
            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.40%        0.25%               0.40%           1.05%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1       Year 3              Year 5           Year 10
         -----------------------------------------------------------------------
         Class D    $107         $334                $579            $1,283
         -----------------------------------------------------------------------

                                                                 Prospectus   28

            PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum total    Intermediate         B to Aaa; maximum
and           return, consistent     maturity fixed       10% below Baa
Strategies    with preservation of   income securities
              capital and prudent    and S&P 500 stock    Dividend Frequency
              investment             index derivatives    Declared and
              management                                  distributed
                                     Average Portfolio    quarterly
              Fund Category          Duration
              Stock and Bond         0-6 years

            The Fund seeks to achieve its investment objective by normally investing in a combination of fixed income securities and equity securities or derivatives on equity securities. The percentage of the Fund's assets invested in equities and equity derivatives or in fixed income securities will be determined based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income securities within specific phases of the business cycle. The Fund's equity exposure will vary between 45% and 75% of assets, and its fixed income exposure will range from a minimum of 25% to a maximum of 55%.
             The Fund's equity exposure normally consists of S&P 500
            derivatives, backed by a portfolio of short-term Fixed Income Instruments. PIMCO uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the Fund, with a view toward enhancing the Fund's total return investment performance. Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest the equity portion of its assets in a "basket" of S&P 500 stocks.
             The Fund's fixed income exposure will normally consist of a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of the fixed income portion of this Fund's assets will normally vary within a three-to six-year time frame based on PIMCO's forecast for interest rates. The Fixed Income Instruments in which the Fund invests are primarily investment grade, but the Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.
             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of net income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Derivatives Risk      .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Interest Rate Risk    .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds.
             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

29  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                         [GRAPH]                            Highest and Lowest
                                                            Quarter Returns
                 '97      '98     '99                       (for periods shown
                 ---      ---     ---                       in the bar chart)
               23.69    19.13%   11.07%                     --------------------
                                                            Highest (4/1/97-
                                                            6/30/97)      12.12%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)      -4.62%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                           1 Year (6/28/96)(4)
         -----------------------------------------------------------------------
         Class D                                           11.07% 18.24%
         -----------------------------------------------------------------------
         S&P 500 Index(1)                                  21.04% 27.14%
         -----------------------------------------------------------------------
         S&P 500 and Lehman Aggregate Bond Index Blend(2)  12.00% 18.76%
         -----------------------------------------------------------------------
         Lipper Balanced Fund Avg(3)                        8.73% 14.35%
         -----------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) This index is a static blend consisting 60% of the S&P 500
                Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.40%        0.25%               0.40%           1.05%
         --------------------------------------------------------------------------

            (1)  The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                 Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--
                 Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities
                 Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3              Year 5          Year 10
         --------------------------------------------------------------------------
         Class D    $107         $334                $579            $1,283
         --------------------------------------------------------------------------

                                                                   Prospectus 30

            PIMCO Total Return Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         fixed income
and           total return,          maturity securities  B to Aaa; maximum
Strategies    consistent with                             10% below Baa
              preservation of        Average Portfolio
              capital and            Duration             Dividend Frequency
              prudent                3-6 years            Declared daily and
              investment                                  distributed monthly
              management

              Fund Category
              Intermediate Duration
              Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal     Among the principal risks of investing in the Fund, which could
Risks         adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

31 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

           [GRAPH]                                          Highest and Lowest
                                                            Quarter Returns
  '90     '91    '92     '93    '94                         (for periods shown
  ---     ---    ---     ---    ---                         in the bar chart)
 7.70%  19.19%  9.42%  12.20% -3.88%                        --------------------
  '95    '96     '97    '98    '99                          Highest (7/1/91-
  ---    ---     ---    ---    ---                          9/30/91)       6.58%
19.41%  4.37%   9.84%  9.43%  -.60%                         --------------------
                                                            Lowest (1/1/94-
                                                            3/31/94)      -2.76%
                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                         1 Year 5 Years 10 Years
         -----------------------------------------------------------------------
         Class D                                         -0.60% 8.29%   8.47%
         -----------------------------------------------------------------------
         Lehman Aggregate Bond Index(1)                  -0.82% 7.73%   7.70%
         -----------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt Fund
          Avg(2)                                         -1.31% 6.79%   7.09%
         -----------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.25%           0.75%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative
                Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
                (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3             Year 5           Year 10
         --------------------------------------------------------------------------
         Class D    $77          $240                $417            $930
         --------------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Total Return Mortgage Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa; maximum
and           total return,          maturity fixed       10% below Aaa
Strategies    consistent with        income securities    Dividend Frequency
              preservation of
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             2-6 years
              management

              Fund Category
              Intermediate
              Duration Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk        Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

             The bar chart, the information to its right and the Average
            Annual Total Returns table show performance of the Fund's Class D Shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.


33  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Class D

                       [GRAPH]                              Highest and Lowest
                                                            Quarter Returns
                      98     99                             (for periods shown
                      --     --                             in the bar chart)
                     6.81%  2.01%                           --------------------
                                                            Highest (7/1/98-
                                                            9/30/98)       3.08%
                                                            --------------------
                                                            Lowest (4/1/99-
                                                            6/30/99)      -0.23%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                  1 Year               (7/31/97)
         ----------------------------------------------------------------------------
         Class D                                  2.01%                5.62%
         ----------------------------------------------------------------------------
         Lehman Mortgage Index(1)                 1.86%                5.06%
         ----------------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)         0.65%                4.12%
         ----------------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 4.27 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                 Distribution                        Total Annual
                    Advisory     and/or Service      Other           Fund Operating
                    Fees         (12b-1) Fees(1)     Expenses(2)     Expenses
         --------------------------------------------------------------------------
         Class D    0.25%        0.25%               0.40%           0.90%
         --------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Investment Adviser and Administrator--Administrative
                Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
                (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                    Year 1       Year 3              Year 5          Year 10
         --------------------------------------------------------------------------
         Class D    $92          $287                $498            $1,108
         --------------------------------------------------------------------------

                                                                   Prospectus 34

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities
            (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative

35 PIMCO Funds: Pacific Investment Management Series
            may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign (non-U.S.)
            currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversifi-  diversified" may invest a greater percentage of their assets in
cation      the securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

                                                                   Prospectus 36

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York    A Fund that concentrates its investments in New York municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has recently been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Funds. Subject to the supervision of the Board of
Administra- Trustees, PIMCO is responsible for managing the investment
tor         activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO had approximately $186 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 1999, the
            Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                    Advisory Fees
         ---------------------------------------------
         Strategic Balanced and
          StocksPLUS Funds           0.40%
         Emerging Markets Bond
          Fund                       0.45%
         All other Funds             0.25%

             The Short Duration Municipal Income, California Intermediate
            Municipal Bond, New York Intermediate Municipal Bond and Convertible Bond Funds were not operational during the fiscal year ended March 31, 1999. The investment advisory fees for the Short Duration Municipal Income, California Intermediate Municipal Bond, New York Intermediate Municipal Bond, and Convertible Funds are at an annual rate of 0.20%, 0.25%, 0.25% and 0.40%, respectively, based upon the average daily net assets of the Fund.

Administra- Each Fund pays for the administrative services it requires under a
tive Fees   fee structure which is essentially fixed. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. The result of this fee structure is an expense level for Class D shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

37 PIMCO Funds: Pacific Investment Management Series

             PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm's services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

             For the fiscal year ended March 31, 1999, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):


         Fund                                     Administrative Fees*
         ---------------------------------------------------------------------
         Short-Term, Low Duration and Total
          Return Funds                                   0.25%
         Municipal Bond Fund                             0.35%
         Total Return Mortgage, High Yield, Real
          Return Bond, Strategic Balanced and
          StocksPLUS Funds                               0.40%
         Foreign Bond                                    0.45%
         Emerging Markets Bond Fund                      0.55%

            * As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the Administrative Fees rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other Expenses."

             The Short Duration Municipal Income, California Intermediate
            Municipal Bond, New York Intermediate Municipal Bond, Convertible Bond Funds were not operational during the fiscal year ended March 31, 1999. The administrative fees for the Short Duration Municipal Income, California Intermediate Municipal Bond, New York Intermediate Municipal Bond, and Convertible Bond Funds are at an annual rate of 0.19%, 0.24%, 0.24% and 0.25%, respectively, based upon the average daily net assets of the Fund.

12b-1       The Funds' administration agreement includes a plan for Class D
Plan for    shares that has been adopted in conformity with the requirements
Class D     set forth in Rule 12b-1 under the 1940 Act. The plan provides that
Shares      up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.
                                                                   Prospectus 38

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers


                                                             Recent Professional
         Fund                    Portfolio Manager    Since  Experience
         ----------------------------------------------------------------------------
         Short-Term              Paul A. McCulley      8/99  Executive Vice
                                                             President, PIMCO. He has
                                                             managed fixed income
                                                             assets since joining
                                                             PIMCO in 1999. Prior to
                                                             joining PIMCO, Mr.
                                                             McCulley was associated
                                                             with Warburg Dillon Read
                                                             as a Managing Director
                                                             from 1992-1999 and Head
                                                             of Economic and Strategy
                                                             Research for the
                                                             Americas from 1995-1999,
                                                             where he managed macro
                                                             research world-wide.

         Low Duration            William H. Gross      5/87* Managing Director, Chief
         Total Return                                  5/87* Investment Officer and a
         Strategic Balanced                            1/98  founding partner of
         StocksPLUS                                    1/98  PIMCO.
                                                             He leads a team which
                                                             manages the Strategic
                                                             Balanced and
                                                             StocksPLUS Funds.

         Total Return Mortgage   W. Scott Simon        4/00  Executive Vice
                                                             President, PIMCO. He
                                                             joined PIMCO as a
                                                             Portfolio Manager in
                                                             2000.
                                                             Prior to that, he was a
                                                             Senior Managing Director
                                                             and co-head of MBS pass-
                                                             through trading at Bear
                                                             Stearns & Co.

         Foreign Bond            Lee R. Thomas, III    7/95  Managing Director and
                                                             Senior International
                                                             Portfolio Manager,
                                                             PIMCO. He joined
                                                             PIMCO as a Portfolio
                                                             Manager in 1995, and has
                                                             managed fixed income
                                                             accounts
                                                             for various
                                                             institutional clients
                                                             and funds since that
                                                             time. Prior to joining
                                                             PIMCO,
                                                             he was associated with
                                                             Investcorp as a member
                                                             of the management
                                                             committee
                                                             responsible for global
                                                             securities and foreign
                                                             exchange trading.

         Emerging Markets Bond   Mohamed A. El-Erian   8/99  Managing Director,
                                                             PIMCO. He joined PIMCO
                                                             as a Portfolio Manager
                                                             in 1999. Prior to
                                                             joining PIMCO, he was a
                                                             Managing Director from
                                                             1998-1999 for Salomon
                                                             Smith Barney/Citibank
                                                             where he was head of
                                                             emerging markets
                                                             research. Prior to that
                                                             he was associated with
                                                             the International
                                                             Monetary Fund as a
                                                             Deputy Director and
                                                             Advisor from 1983-1998.

         High Yield              Benjamin L. Trosky   12/92* Managing Director,
                                                             PIMCO. He joined PIMCO
                                                             as a Portfolio Manager
                                                             in 1990,
                                                             and has managed fixed
                                                             income accounts for
                                                             various institutional
                                                             clients and funds since
                                                             that time.

         Short Duration          Mark V. McCray        4/00  Senior Vice President,
          Municipal Income                                   PIMCO. He joined PIMCO
          Municipal Bond                               4/00  as a Portfolio Manager
         California Intermediate                       4/00  in 2000. Prior to that,
          Municipal Bond                                     he was a bond trader
         New York Intermediate                         4/00  from 1992-1999 at
          Municipal Bond                                     Goldman, Sachs & Co.
                                                             where he was
                                                             appointed Vice President
                                                             in 1996 and named co-
                                                             head of municipal bond
                                                             trading in
                                                             1997 with responsibility
                                                             for the firm's
                                                             proprietary account and
                                                             supervised municipal
                                                             bond traders.

         Real Return Bond        John B. Brynjolfsson  1/97* Executive Vice
                                                             President, PIMCO. He
                                                             joined PIMCO as a
                                                             Portfolio Manager in
                                                             1989,
                                                             and has managed fixed
                                                             income accounts for
                                                             various institutional
                                                             clients and funds since
                                                             that time.

         Convertible             Sandra K. Durn        4/99* Senior Vice President,
                                                             PIMCO. She joined PIMCO
                                                             as a Portfolio Manager
                                                             in 1999. Prior to
                                                             joining PIMCO in 1999,
                                                             she was associated with
                                                             Nicholas-Applegate
                                                             Capital Management,
                                                             where she was a
                                                             Convertible Securities
                                                             Portfolio Manager from
                                                             1995 to 1999, and a
                                                             Quantitative Analyst
                                                             since 1994.

            -------
            * Since inception of the Fund.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

39  PIMCO Funds: Pacific Investment Management Series

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General       .  Financial Service Firms. Broker-dealers, registered investment
Information advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

              Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

              This Prospectus should be read in connection with your firm's materials regarding its fees and services.

              .  Calculation of Share Price and Redemption Payments. When you
            buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

              The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      Class D shares of each Fund are continuously offered through
Shares      financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service
            Firms" above.

              You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

              Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

                                                                  Prospectus  40

              The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

              .  Investment Minimums. The following investment minimums apply for purchases of Class D shares.

                  Initial Investment               Subsequent Investments
                  -------------------------------------------------------
                  $2,500 per Fund                  $100 per Fund

              Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging  You may exchange your Class D shares of any Fund for Class D
Shares shares of any other Fund or any series of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

              The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Selling     You can sell (redeem) Class D shares through your financial
Shares      service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

              Your financial service firm is obligated to transmit your
            redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions The Trust had agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be

41  PIMCO Funds: Pacific Investment Management Series
            redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

            How Fund Shares Are Priced

              The net asset value ("NAV") of a Fund's Class D shares is
            determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

              For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities of indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

              Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

              Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time)(the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

              In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            Fund Distributions

              Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                                   Declared Daily
                                                      and Paid     Declared and
            Fund                                      Monthly     Paid Quarterly
            --------------------------------------------------------------------
            Fixed Income Funds                           .
            --------------------------------------------------------------------
            Convertible, Strategic Balanced
             and StocksPLUS Funds                                       .
            --------------------------------------------------------------------

              In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

                                                                  Prospectus  42

            You can choose from the following distribution options:

              . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

              . Invest all distributions in Class D shares of any other Fund or any series of PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

              . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

              Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

              You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

            Tax Consequences

              . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

              Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

              Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

              . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . Consult your tax advisor about other possible tax consequences.
            This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

              . A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

              . A Note on the Municipal Funds. Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as "exempt-interest dividends" and you may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes, although the California Intermediate Municipal Bond Fund and the New York Intermediate Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in

43  PIMCO Funds: Pacific Investment Management Series
            the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, if you are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California and New York Intermediate Municipal Bond Funds seek to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.
                                                                   Prospectus 44

Mortgage-   Each Fund may invest in mortgage- or other asset-backed
Related     securities. Except for the Short Duration Municipal Income,
and Other   Municipal Bond, California Intermediate Municipal Bond, New York
Asset-      Intermediate Municipal Bond and Convertible Funds, each Fund may
Backed      invest all of its assets in such securities. Mortgage-related
Securities  securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Participa-  investments generally will be in the form of loan participations
tions       and assignments of portions of such loans. Participations and
and         assignments involve special types of risk, including credit risk,
Assign-     interest rate risk, liquidity risk, and the risks of being a
ments       lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.
            High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

              . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may

45  PIMCO Funds: Pacific Investment Management Series
            purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        engage in credit spread trades. While floaters provide a certain
Securities  degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund may invest in "event-linked bonds," which are fixed
Linked      income securities for which the return of principal and payment of
Bonds       interest is contingent on the non-occurrence of a specific
            "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
                                                                   Prospectus 46

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

              . Emerging Market Securities. The Emerging Markets Bond Fund
            invests primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term and Low Duration Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Municipal Bond, Short Duration Municipal
            Income, California Intermediate Municipal Bond, and New York Intermediate Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or

47  PIMCO Funds: Pacific Investment Management Series
            central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

              . Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.


Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls And   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the
            Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any purpose on a served basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional
            Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.
                                                                   Prospectus 48

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds (except the Municipal Bond Fund) may also enter into, or
Funding     acquire participations in, delayed funding loans and revolving
Loans and   credit facilities, in which a lender agrees to make loans up to a
Revolving   maximum amount upon demand by the borrower during a specified
Credit      term. These commitments may have the effect of requiring a Fund to
Facilities  increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Transac-    settlement date. This risk is in addition to the risk that the
tions       Fund's

49  PIMCO Funds: Pacific Investment Management Series
            other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  Each Fund may invest up to 10% of its assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may, in the future, elect to pursue its investment objectives by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% of its net assets in illiquid
Securities  securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
            However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including taxable securities and
Strategies  short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of each Fund is fundamental and may not
in          be changed without shareholder approval. Unless otherwise stated,
Investment all other investment policies of the Funds may be changed by the Objectives Board of Trustees without shareholder approval.
and
Policies
                                                                   Prospectus 50

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

51  PIMCO Funds: Pacific Investment Management Series

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                                  Prospectus  52

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended March 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. The information for the semi-annual period ended September 30, 1999 is unaudited.


                 Net Asset             Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or            Value      Net     and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period           Beginning Investment Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended            of Period Income(b)  Investments(b)  Operations    Income      Income     Capital Gains Capital Gains
----------------------------------------------------------------------------------------------------------------------
Short-Term Fund (a)
 09/30/1999 (c)   $10.03     $0.26        $(0.06)       $0.20       $(0.27)     $ 0.00        $ 0.00         $0.00
 03/31/1999        10.07      0.53         (0.03)        0.50        (0.53)       0.00          0.00         (0.01)
Low Duration Fund (a)
 09/30/1999 (c)    10.10      0.29         (0.20)        0.09        (0.29)       0.00          0.00          0.00
 03/31/1999        10.19      0.60         (0.03)        0.57        (0.60)       0.00         (0.01)        (0.05)
Total Return Fund (a)
 09/30/1999 (c)    10.36      0.29         (0.30)       (0.01)       (0.29)       0.00          0.00          0.00
 03/31/1999        10.66      0.59          0.12         0.71        (0.59)       0.00         (0.24)        (0.18)
Total Return Mortgage Fund
(a)
 09/30/1999 (c)    10.19      0.27         (0.21)        0.06        (0.27)       0.00          0.00          0.00
 03/31/1999        14.13      0.79          1.38         2.17        (0.79)       0.00         (1.24)         0.00
Foreign Bond Fund (a)
 09/30/1999 (c)    10.63      0.30         (0.49)       (0.19)       (0.30)       0.00          0.00          0.00
 03/31/1999        10.83      0.53          0.15         0.68        (0.53)       0.00         (0.10)        (0.25)
High Yield Fund (a)
 09/30/1999 (c)    11.23      0.44         (0.50)       (0.06)       (0.44)       0.00          0.00          0.00
 03/31/1999        11.68      0.89         (0.45)        0.44        (0.88)      (0.01)         0.00          0.00
Municipal Bond Fund (a)
 09/30/1999 (c)    10.12      0.21         (0.56)       (0.35)       (0.21)       0.00          0.00          0.00
 03/31/1999         9.98      0.40          0.14         0.54        (0.40)       0.00          0.00          0.00
Real Return Bond Fund (a)
 09/30/1999 (c)     9.83      0.29          0.02         0.31        (0.32)       0.00          0.00          0.00
 03/31/1999         9.77      0.47          0.09         0.56        (0.44)      (0.06)         0.00          0.00
Strategic Balanced Fund
(a)
 09/30/1999 (c)    12.75      0.30         (0.36)       (0.06)       (0.11)       0.00          0.00          0.00
 03/31/1999        12.65      0.79          0.60         1.39        (0.62)       0.00         (0.67)         0.00
StocksPLUS Fund (a)
 09/30/1999 (c)    14.27      0.26         (0.16)        0.10        (0.23)       0.00          0.00          0.00
 03/31/1999        14.13      0.79          1.38         2.17        (0.79)       0.00         (1.24)         0.00

-------
(a) Commenced operations on April 8, 1998.
(b) Per share amounts based on average number of shares outstanding during the period.
(c) Unaudited.
(d) Ratio of expenses to average net assets excluding interest expense is 0.95%

53  PIMCO Funds: Pacific Investment Management Series

                                                                  Ratio of Net
Tax Basis                Net Asset         Net Assets  Ratio of    Investment
 Return                    Value              End     Expenses to  Income to   Portfolio
   of          Total        End    Total   of Period    Average     Average    Turnover
 Capital   Distributions of Period Return    (000's)  Net Assets   Net Assets    Rate
----------------------------------------------------------------------------------------
              $(0.27)     $ 9.96    1.97%   $ 4,119      0.75%+       5.27%+       21%
   $0.00       (0.54)      10.03    5.10      2,278      0.75         5.05         47

               (0.29)       9.90    0.95      9,288      0.75+        5.85+        52
    0.00       (0.66)      10.10    5.77      6,481      0.75         5.81        245

               (0.29)      10.06   (0.09)    57,434      0.78+        5.66+        46
    0.00       (1.01)      10.36    6.73     34,839      0.75         5.21        154

               (0.27)       9.98    0.54        129      0.91+        5.34+       190
    0.00       (0.63)      10.19    5.41        183      0.90         5.15        158

               (0.30)      10.14   (1.85)    10,940      1.04+        5.70+        90
    0.00       (0.88)      10.63    6.46      8,513      0.95         4.82        376

               (0.44)      10.73   (0.52)    18,947      0.90+        8.05+        17
    0.00       (0.89)      11.23    4.00      9,065      0.90         8.07         39

               (0.21)       9.56   (3.48)       362      0.86+        4.24+        48
    0.00       (0.40)      10.12    5.47        242      0.85         3.99         70

               (0.32)       9.82    3.19      5,436      0.92+        5.90+       103
    0.00       (0.50)       9.83    5.89        193      0.92         4.75        438

               (0.11)      12.58    0.25        223      1.05+        4.54+        34
    0.00       (1.29)      12.75   11.45        173      1.05         6.41         82

               (0.23)      14.14    0.67      2,873      1.05+        3.52+        46
    0.00       (2.03)      14.27   16.69      1,721      1.05         8.12         81

-------
+ Annualized

                                                                  Prospectus  54

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

              High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

              Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

              Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer's ability to repay principal and interest.

              Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,      Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

              A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

              Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

              Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

              Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                                                 Prospectus  A-1

            Corporate Short-Term Debt Ratings

              Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

              Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

              PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

              PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

              NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

            Short-Term Municipal Bond Ratings

              There are four rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

              MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

              MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

              MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

              MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

              SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services      AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

              AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A-2  PIMCO Funds: Pacific Investment Management Series

              A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

              BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
              Debt rated BB, B, CCC, CC, and C is regarded as having
            predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

              BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

              B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

              CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

              CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

              C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

              CI: The rating CI is reserved for income bonds on which no interest is being paid.

              D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

              r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

              The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

              N.R.: Not rated.

              Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

                                                              Prospectus  A-3

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

              A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

              A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

              A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

              B: Issues rated B are regarded as having only speculative capacity for timely payment.

              C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

              D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

              A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-4  PIMCO Funds: Pacific Investment Management Series

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-888-87-PIMCO, or by writing to:

              PIMCO Funds Distributors LLC
              2187 Atlantic Street
              Stamford, CT 06902

            You may also contact your financial service firm for details.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request @ publicinfo@sec.gov.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS APPEARS HERE]


            Investment Company File No. 811-5028

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Pacific     92660
Investment

            -------------------------------------------------------------------
Management  DISTRIBUTOR
Series      PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT
            06902-6896

            -------------------------------------------------------------------
            CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
            PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401

            -------------------------------------------------------------------
            For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.

                           PIMCO Funds is on the Web

                              www.pimcofunds.com

A Partial List of What's Available:

Daily Share Prices

Daily Manager Commentary

Current and Historical Fund Performance

Lipper Rankings

Morningstar Ratings

Listing of Fund Portfolio Holdings

Risk Analysis

Fund Manager Bios

Resources for Investment Professionals

Through the PIMCO Funds Website, at www.pimcofunds.com, you and your financial advisor have around-the-clock access to the most timely and comprehensive information available on PIMCO Funds.

[GRAPHIC]

     In addition, the site includes daily commentary from our fund managers, with insights on the economy and other factors affecting the stock and bond markets.

[GRAPHIC]

Investment Insight
The Investment Insight section provides an overview of the investment management firms under the PIMCO Advisors L.P. umbrella. You'll find an explanation of each firm's investment process, biographies of the investment team, manager updates and more.

[GRAPHIC]

Fund Information
In the Fund Information section you'll access detailed profiles of all the PIMCO Funds, including current and historical performance, Lipper rankings and Morningstar ratings.

     Additionally, we provide a summary of a fund's portfolio -- complete with risk analysis data. You can also obtain daily fund share prices. Please read the relevant prospectus carefully before you invest in any PIMCO Fund.

Not part of the Prospectus

--------------------------------------------------------------------------------

                      P I C M O
                          Funds

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stanford, CT 06902-6896

                            PIMCO Funds Prospectus

Pacific
Investment
Management
Series

March 31, 2000

Share Classes     NATIONAL TAX EXEMPT BOND FUNDS
A  B  C           Municipal Bond Fund

Share Class       STATE-SPECIFIC TAX EXEMPT BOND FUNDS
A                 California Intermediate Municipal
                  Bond Fund

                  New York Intermediate Municipal
                  Bond Fund

                                                                           PIMCO
                                                                        --------
                                                                           FUNDS

This cover is not part of the Prospectus

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 3 mutual municipal bond funds offered by
Funds:      PIMCO Funds: Pacific Investment Management Series. The Funds
Pacific     provide access to the professional investment advisory services
Investment offered by Pacific Investment Management Company ("PIMCO"). As of Management December 31, 1999 PIMCO managed approximately $186 billion in
Series      assets.

March 31,   This Prospectus explains what you should know about the Funds
2000        before you invest. Please read it carefully.

Share       The Securities and Exchange Commission has not approved or
Classes     disapproved these securities, or determined if this Prospectus is
A, B and C  truthful or complete. Any representation to the contrary is a criminal offense.

  Pacific Investment Management Series
1

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           California Intermediate Municipal Bond Fund....................   5
           Municipal Bond Fund............................................   7
           New York Intermediate Municipal Bond Fund......................   9
         Summary of Principal Risks.......................................  11
         Management of the Funds..........................................  13
         Investment Options...............................................  14
         How Fund Shares Are Priced.......................................  17
         How to Buy and Sell Shares.......................................  17
         Fund Distributions...............................................  21
         Tax Consequences.................................................  21
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  22
         Financial Highlights.............................................  28
         Appendix A--Description of Securities Ratings.................... A-1

                                                                               2
                                                                   Prospectus

            Summary Information

 The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

                                                                                        Non-U.S.
                                                                                        Dollar
                                                                         Credit         Denominated
                                   Main Investments           Duration   Quality(1)     Securities
 --------------------------------------------------------------------------------------------------
  Tax Exempt     Municipal Bond    Intermediate to long-      3-10 years Ba to Aaa; max     0%
  Bond Funds                       term maturity municipal               10% below Baa
                                   securities (exempt from
                                   federal income tax)
            ---------------------------------------------------------------------------------------
                 California        Intermediate maturity      3-7 years   B to Aaa; max     0%
                 Intermediate      municipal securities                   10% below Baa
                 Municipal Bond    (exempt from federal and
                                   California income tax)
            ---------------------------------------------------------------------------------------
                 New York          Intermediate maturity      3-7 years   B to Aaa; max     0%
                 Intermediate      municipal securities                   10% below Baa
                 Municipal Bond    (exempt from federal and
                                   New York income tax)
 --------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Service, or if unrated, determined by PIMCO to be of comparable quality.

Fixed       While the Funds will primarily invest in debt securities whose
Income      interest is, in the opinion of bond counsel for the issuer at the
Instruments time of issuance, exempt from federal income tax ("Municipal
            Bonds"), the term "Fixed Income Instruments" as used generally in this Prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities, including convertible securities and corporate commercial paper;
            .  mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            .  delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers' acceptances;
            .  repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
            . obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
            . obligations of international agencies or supranational entities.

3 Pacific Investment Management Series

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this Prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as Standard & Poor's Rating Service
            ("S&P") or Moody's Investors Services, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            .  high quality
            .  investment grade
            . below investment grade ("high yield securities" or "junk bonds")

            For a further description of credit ratings, see "Appendix A-- Description of Securities Ratings."

Fund        The Funds provide a range of investment choices. The following
Descrip-    summaries identify each Fund's investment objective, principal
tions,      investments and strategies, principal risks, performance
Performance information and fees and expenses. A more detailed "Summary of
and Fees    Principal Risks" describing principal risks of investing in the
            Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus

            PIMCO California Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate         B to Aaa; maximum
and           current income         maturity             10% below Baa
Strategies    exempt from            municipal
              federal and            securities           Dividend Frequency
              California income      (exempt from         Declared daily and
              tax. Capital           federal and          distributed monthly
              appreciation is a      California income
              secondary              tax)
              objective.
                                     Average Portfolio
              Fund Category          Duration
              Tax Exempt Bond        3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on the PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate Risk   . Issuer Risk           . Mortgage Risk
              . Credit Risk          . Issuer Non-Diversifi- . Leveraging Risk
              . California State       cation Risk           . Management Risk
                Specific Risk        . Liquidity Risk
              . Market Risk          . Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

5 Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                              Maximum Sales Charge (Load) Imposed
                              on Purchases (as a percentage of offering price)
            -----------------------------------------------------------
         Class A              3%
            -----------------------------------------------------------

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                 Total Annual
                      Advisory and/or Service Other         Fund Operating
         Share Class  Fees     (12b-1) Fees   Expenses(/1/) Expenses
            --------------------------------------------------------------
         Class A      0.25%    0.25%          0.35%         0.85%
            --------------------------------------------------------------

            (1) Other expenses reflect a 0.35% Administration Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1          Year 3          Year 5           Year 10         Year 1 Year 3 Year 5  Year 10
            ---------------------------------------------------------------------------------------------------------
         Class A       $384            $563            $757             $1,318          $384   $563   $757    $1,318
            ---------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
Principal     Investment            Fund Focus          Credit Quality
Investments   Objective             Intermediate to     Ba to Aaa; maximum
and           Seeks high current    long-term           10% below Baa
Strategies    income exempt from    maturity
              federal income        municipal           Dividend Frequency
              tax, consistent       securities          Declared daily and
              with preservation     (exempt from        distributed monthly
              of capital.           federal income
              Capital               tax)
              appreciation is a
              secondary             Average Portfolio
              objective.            Duration
                                    3-10 years
              Fund Category
              Tax Exempt Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO's forecast for interest rates.

             The Fund may purchase or write call and put options, futures and options, futures contracts, or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund which could
Risks       adversely affect its net asset value, yield and total return are:

              . Interest Rate       . Derivatives Risk    . Management Risk
                Risk                . Mortgage Risk       . California State
              . Credit Risk         . Leveraging Risk       Specific Risk
              . Market Risk                               . New York State
              . Issuer Risk                                 Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual
            Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (4/1/98), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
            Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

7 Pacific Investment Management Series

            Calendar Year Total Returns -- Class A

                       [GRAPH]              Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                      '98    '99            ------------------------------------
                     -----  ------          Highest (7/1/98-9/30/98)       3.23%
                     5.68%  -4.05%          ------------------------------------
                                            Lowest (4/1/99-6/30/99)       -2.45%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                       1 Year     (12/31/97)
            --------------------------------------------------------------------
         Class A                                       -6.93%     -0.82%
            --------------------------------------------------------------------
         Class B                                       -9.36%     -1.94%
            --------------------------------------------------------------------
         Class C                                       -5.44%      0.19%
            --------------------------------------------------------------------
         Lehman General Municipal Bond Index(/1/)      -2.07%      2.12%
            --------------------------------------------------------------------
         Lipper General Municipal Fund Average(/2/)    -4.63%      0.23%
            --------------------------------------------------------------------

            (1) The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds with an average duration of 7.68 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund        Shareholder fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  3%                                               1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options (Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs))--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         A Shares     0.25%    0.25%             0.36          0.86%
            -----------------------------------------------------------------
         B Shares     0.25     1.00              0.36          1.61
            -----------------------------------------------------------------
         C Shares     0.25     0.75              0.35          1.35
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and
                Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other expenses reflect a 0.35% Administration Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Classes A, B or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Example: Assuming you redeem shares  Example: Assuming you do not redeem
                      at the end of each period            your shares
         Share Class  Year 1   Year 3   Year 5   Year 10   Year 1   Year 3   Year 5   Year 10
            ----------------------------------------------------------------------------------
         Class A      $385     $566      $762    $   1,329 $385     $566     $762     $1,329
            ----------------------------------------------------------------------------------
         Class B       664      808     1,076     1,612     164      508      876     1,612
            ----------------------------------------------------------------------------------
         Class C       237      428       739     1,624     137      428      739     1,624
            ----------------------------------------------------------------------------------

                                                                   Prospectus

            PIMCO New York Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
Principal     Investment Objective    Fund Focus          Credit Quality
Investments   Seeks high current      Intermediate        B to Aaa; maximum
and           income exempt from      maturity            10% below Baa
Strategies    federal and New York    municipal
              income tax. Capital     securities          Dividend Frequency
              appreciation is a       (exempt from        Declared daily and
              secondary objective.    federal and New     distributed monthly
                                      York income tax)
              Fund Category
              Tax Exempt Bond         Average Portfolio
                                      Duration
                                      3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to seven-year time frame, based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-Diversifi- .Leveraging Risk
              .New York State         cation Risk           .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

  Pacific Investment Management Series
9

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A shares of the Fund:
of the
Fund

            Shareholder fees (fees paid directly from your investment)

                              Maximum Sales Charge (Load) Imposed
                              on Purchases (as a percentage of offering price)
            -----------------------------------------------------------
         Class A              3%
            -----------------------------------------------------------

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                 Total Annual
                      Advisory and/or Service Other         Fund Operating
         Share Class  Fees     (12b-1) Fees   Expenses(/1/) Expenses
            --------------------------------------------------------------
         Class A      0.25%    0.25%          0.35%         0.85%
            --------------------------------------------------------------

            (1) Other expenses reflect a 0.35% Administration Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                        Example: Assuming you do not
                       Example: Assuming you redeem shares at the end of each period    redeem your shares
         Share Class   Year 1          Year 3          Year 5           Year 10         Year 1 Year 3 Year 5 Year 10
            --------------------------------------------------------------------------------------------------------
         Class A       $384            $563            $757             $1,318          $384   $563   $757    $1,318
            --------------------------------------------------------------------------------------------------------

                                                                   Prospectus

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal Bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Funds may also use derivatives for leverage in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

11 Pacific Investment Management Series

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Diversifi-  diversified" may invest a greater percentage of its assets in the
cation      securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a similar state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among, others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State       bonds, may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York    A Fund that concentrates its investments in New York municipal
State       bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has recently been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

                                                                   Prospectus 12

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Funds. Subject to the supervision of the Board of
Admini-     Trustees, PIMCO is responsible for managing the investment
strator     activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO had approximately $186 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. The California Intermediate Municipal Bond and
            New York Intermediate Municipal Bond Funds were not operational during the fiscal year ended March 31, 1999. The investment advisory fees are set at the annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.25%.

Admini-     Each Fund pays for the administrative services it requires under a
strative    fee structure which is essentially fixed. Class A, Class B and
Fees        Class C shareholders of a Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs.
            The result of this fee structure is an expense level for Class A, Class B and Class C shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             The California Intermediate Municipal Bond and New York
            Intermediate Municipal Bond Funds were not operational during the fiscal year ended March 31, 1999. The administrative fees for each Fund are set at the annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to a Fund's Class A, Class B, and Class C shares) of 0.35%.

Individual  The following individual has primary responsibility for managing
Portfolio   each of the noted Funds.
Manager


         Portfolio
         Manager        Since                          Recent Professional Experience
            ---------------------------------------------------------------------------------------------------------------
         Mark V. McCray 4/00                           Senior Vice-President, PIMCO. He joined PIMCO as a Portfolio Manager in
                                                       2000. Prior to that, he was a bond trader from 1992-1999 at Goldman Sachs
                                                       & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm's proprietary account and supervised municipal bond traders.


Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

13 Pacific Investment Management Series

            Investment Options--Class A, B and C Shares

            The Trust offers investors Class A, Class B and Class C shares of the Municipal Bond Fund and Class A shares of the California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

             The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders Guide" below.

Class A     .  You pay an initial sales charge when you buy Class A shares of
Shares         any Fund. The maximum initial sales charge is 3.00% for each of the Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

            . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

            . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

            . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares of the Municipal Bond Fund, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B     .  You do not pay an initial sales charge when you buy Class B
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class B shares automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

Class C     .  You do not pay an initial sales charge when you buy Class C
Shares         shares. The full amount of your purchase payment is invested initially.

            . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

            . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

            . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.
                                                                   Prospectus

            The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial     Unless you are eligible for a waiver, the public offering price
Sales       you pay when you buy Class A shares of the Funds is the net asset
Charges--   value ("NAV") of the shares plus an initial sales charge. The
Class A     initial sales charge varies depending upon the size of your
Shares      purchase, as set forth below. No sales charge is imposed where
            Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

--------------------------------------------------------------------------------
Municipal
Bond Fund

                                 Initial Sales Charge      Initial Sales Charge
         Amount of               as % of Net               as % of Public
         Purchase                Amount Invested           Offering Price
            -------------------------------------------------------------------
         $0-$49,999              3.09%                     3.00%
            -------------------------------------------------------------------
         $50,000-$99,999         2.56%                     2.50%
            -------------------------------------------------------------------
         $100,000-$249,999       2.04%                     2.00%
            -------------------------------------------------------------------
         $250,000-$499,999       1.52%                     1.50%
            -------------------------------------------------------------------
         $500,000-$999,999       1.27%                     1.25%
            -------------------------------------------------------------------
         $1,000,000 +            0.00%*                    0.00%*
            -------------------------------------------------------------------

            *As shown, investors that purchase $1,000,000 or more of any Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

-------------------------------------------------------------------------------
California
and New
York
Intermediate
Municipal
Bond
Funds
                                 Initial Sales Charge      Initial Sales Charge
         Amount of               as % of Net               as % of Public
         Purchase                Amount Invested           Offering Price
            -------------------------------------------------------------------
         $0-$49,999              3.09%                     3.00%
            -------------------------------------------------------------------
         $50,000-$99,999         2.04%                     2.00%
            -------------------------------------------------------------------
         $100,000-$249,999       2.01%                     1.00%
            -------------------------------------------------------------------
         $250,000-$499,999       0.00%                     0.00%
            -------------------------------------------------------------------

-------------------------------------------------------------------------------
Contingent  Unless you are eligible for a waiver, if you sell (redeem) your
Deferred    Class B or Class C shares of the Municipal Bond Fund within the
Sales       time periods specified below, you will pay a CDSC according to the
Charges     following schedules.
(CDSCs)--
Class B
and Class
C Shares

-------------------------------------------------------------------------------
Class B
Shares   Years Since Purchase    Percentage Contingent
         Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   5
            -------------------------------------------------------------------
         Second                  4
            -------------------------------------------------------------------
         Third                   3
            -------------------------------------------------------------------
         Fourth                  3
            -------------------------------------------------------------------
         Fifth                   2
            -------------------------------------------------------------------
         Sixth                   1
            -------------------------------------------------------------------
         Seventh                 0*
            -------------------------------------------------------------------

            *After the seventh year, Class B shares convert into Class A shares.

-------------------------------------------------------------------------------
Class C
Shares   Years Since Purchase    Percentage Contingent
         Payment was Made        Deferred Sales Charge
            -------------------------------------------------------------------
         First                   1
            -------------------------------------------------------------------
         Thereafter              0
            -------------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on    Unless a waiver applies, investors who purchase $1,000,000 or more
Class A     of Class A shares of the Municipal Bond Fund (and, thus, pay no
Shares      initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales
            Charges and CDSCs" below.

  Pacific Investment Management Series
15

--------------------------------------------------------------------------------
How CDSCs   A CDSC is imposed on redemptions of Class B and Class C shares of
are         the Municipal Bond Fund (and where applicable, Class A shares) on
Calculated  the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

             For instance, the following example illustrates the operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

             In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions  The initial sales charges on Class A shares and the CDSCs on Class
and         A, Class B and Class C shares may be reduced or waived under
Waivers     certain purchase arrangements and for certain categories of
of          investors. Please see the Guide for details. The Guide is
Initial     available free of charge from the Distributor. See "How to Buy and
Sales       Sell Shares--PIMCO Funds Shareholders Guide" below.
Charges
and CDSCs

--------------------------------------------------------------------------------
Distribu-   The Funds pay fees to the Distributor on an ongoing basis as
tion and    compensation for the services the Distributor renders and the
Servicing   expenses it bears in connection with the sale and distribution of
(12b-1)     Fund shares ("distribution fees") and/or in connection with
Plans       personal services rendered to Fund shareholders and the
            maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
            ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

                                           Servicing                           Distribution
         Class A                           Fee                                 Fee
            -------------------------------------------------------------------------------
         All Funds                         0.25%                               0.00%
            -------------------------------------------------------------------------------
         Class B
            -------------------------------------------------------------------------------
         Municipal Bond Fund               0.25%                               0.75%
            -------------------------------------------------------------------------------
         Class C
            -------------------------------------------------------------------------------
         Municipal Bond Fund               0.25%                               0.50%
            -------------------------------------------------------------------------------

             Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for seven years and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.
                                                                   Prospectus

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO       More detailed information about the Trust's purchase, sale and
Funds       exchange arrangements for Fund shares is provided in the PIMCO
Share-      Funds Shareholders Guide, which is included in the Statement of
holders     Additional Information and can be obtained free of charge from the
Guide       Distributor by written request or by calling 1-800-426-0107. The
            Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              .  Automated telephone and wire transfer procedures
              .  Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              .  Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

Calculation When you buy shares of the Funds, you pay a price equal to the NAV
of Share    of the shares, plus any applicable sales charge. When you sell
Price and   (redeem) shares, you receive an amount equal to the NAV of the
Redemption  shares, minus any applicable CDSC. NAVs are determined at the
Payments    close of regular trading (normally, 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares
            Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day's NAV). Please see the Guide for details.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

  Pacific Investment Management Series
17

Buying      You can buy Class A, Class B or Class C shares of the Funds in the
Shares      following ways:

              . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

              . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

             If you wish to invest directly by mail, please send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

                PIMCO Funds Distributors LLC
                P.O. Box 9688
                Providence, RI 02940-0926

             The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Funds Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

             The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders Guide" above.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

             Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

                     Initial Investment                 Subsequent Investments
                     ------------------                 ----------------------
                     $2,500 per Fund                        $100 per Fund

             Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small       Because of the disproportionately high costs of servicing accounts
Account     with low balances, if you have a direct account with the
Fee         Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500. However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least
            $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum     Due to the relatively high cost to the Funds of maintaining small
Account     accounts, you are asked to maintain an account balance in each
Size        Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging  You may exchange your Class A, Class B or Class C shares of any
Shares Fund for the same Class of shares of any other Fund or of a series of PIMCO Funds: Pacific Investment Management Series or PIMCO
            Funds: Multi-Manager Series. Shares are exchanged on the basis of their respective NAVs next
                                                                   Prospectus
            calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

             The Trust reserves the right to refuse exchange purchase if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege. The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling     You can sell (redeem) Class A, Class B or Class C shares of the
Shares      Funds in the following ways:

              . Through your broker, dealer or other financial intermediary.
             Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

              . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

              (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

              (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

              (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

              (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.


            A signature guarantee is not required for redemptions, requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request if they are held in broker "street name" accounts--you must redeem through your broker.

             If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee

  Pacific Investment Management Series
19
            requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

             The Guide describes a number of additional ways you can redeem your shares, including:

                . Telephone requests to the Transfer Agent
                . PIMCO Funds Automated Telephone System (ATS)
                . Expedited wire transfers
                . Automatic Withdrawal Plan
                . PIMCO Funds Fund Link

             Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain an Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

             Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Timing of   Redemption proceeds will normally be mailed to the redeeming
Redemption  shareholder within seven calendar days or, in the case of wire
Payments    transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions The Trust will redeem shares of each Fund solely in cash up to the
In Kind lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certif-     If you are redeeming shares for which certificates have been
icated      issued, the certificates must be mailed to or deposited with the
Shares      Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
            Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature   When a signature guarantee is called for, you should have
Guarantee   "Signature Guaranteed" stamped under your signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The
            Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented
            Prospectus.
                                                                   Prospectus

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Funds intend to declare daily and distribute dividends monthly to shareholders of record.

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             You can choose from the following distribution options:

              . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
              . Invest all distributions in shares of the same class of any other Fund or another series of PIMCO Funds: Pacific Investment Management Series or PIMCO Funds: Multi-Manager Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
              . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

             If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned check for your benefit in a non-interest bearing account.

            Tax Consequences

            The following Information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

             Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax-exempt income and is designated as an "exempt-interest dividend." If a Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

            .Dividends paid to shareholders of each Fund and derived from Municipal Bond interest are expected to be designated by each Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund and the New York Intermediate Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If a Fund invests in "private activity bonds," certain shareholders may become subject to alternative minimum tax on the part of the Fund's distributions derived from interest on such bonds.

            . If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions derived from taxable interest or capital gains whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions that are taxable will be taxable to you as either ordinary income or capital gains. Ordinary taxable Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains

  Pacific Investment Management Series
21
            tax rate, no matter how long you have held your Fund shares. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Taxable Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

             You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax. The Fund will send you a tax report each year. The report will tell you which dividends and redemptions must be treated as taxable ordinary income and which are short-term or long-term capital gains.

             The Funds seek to produce income that is generally exempt from
            U.S. income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to U.S. income tax. Further, the California and New York Intermediate Municipal Bond Funds seek to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities  In selecting securities for a Fund, PIMCO develops an outlook for
Selection   interest rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The
                                                                   Prospectus
            ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-   Each Fund may invest in mortgage- or other asset-backed
Related     securities. Mortgage-related securities include mortgage pass-
and Other   through securities, collateralized mortgage obligations ("CMOs"),
Asset-      commercial mortgage-backed securities, mortgage dollar rolls, CMO
Backed      residuals, stripped mortgage-backed securities ("SMBSs") and other
Securities  securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        The Funds may invest in fixed- and floating-rate loans, which
Participa-  investments generally will be in the form of loan participations
tions and   and assignments of portions of such loans. Participations and
Assignments assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's or lower than BBB by
Yield       S&P are sometimes referred to as "high yield" or "junk" bonds.
Securities  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

             Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a

23 Pacific Investment Management Series
            security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        engage in credit spread trades. While floaters provide a certain
Securities  degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      Each Fund may invest in "event-linked bonds," which are fixed
Linked      income securities for which the return of principal and payment of
Bonds       interest is contingent on the non-occurrence of a specific
            "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Convertible Each Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

                                                                   Prospectus 24

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

             Each Fund may borrow money to the extent permitted under the
            Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund may, but is not required to, use certain derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market

25 Pacific Investment Management Series
            changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Funds may also enter into, or acquire participations in,
Funding     delayed funding loans and revolving credit facilities, in which a
Loans and   lender agrees to make loans up to a maximum amount upon demand by
Revolving   the borrower during a specified term. These commitments may have
Credit      the effect of requiring a Fund to increase its investment in a
Facilities  company at a time when it might not otherwise decide to do so
            (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Transac-    settlement date. This risk is in addition to the risk that the
tions       Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  Each Fund may invest up to 10% of its assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, each
            Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus

                                                                   Prospectus 26
            resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% of its net assets in illiquid
Securities  securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
            However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Temporary   For temporary or defensive purposes, each fund may invest without
Defensive   limit in U.S. debt securities, including taxable and short-term
Strategies  money market securities, when PIMCO deems it appropriate to do so.
            When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of each Fund is fundamental and may not
in          be changed without shareholder approval. Unless otherwise stated,
Investment all other investment policies of the Funds may be changed by the Objectives Board of Trustees without shareholder approval.
and
Policies

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

27 Pacific Investment Management Series

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Municipal Bond Fund since the class of shares was first offered. Financial information for the California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds is not shown because shares of each Fund were not offered prior to August 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.


   Municipal Bond                        Class A      Class B      Class C
  ----------------------------------------------------------------------------
   Year or Period Ended................ 03/31/1999   03/31/1999   03/31/1999

   Net Asset Value Beginning of
    Period.............................   $ 9.97        9.97          9.97

   Net Investment Income (Loss)........   $ 0.41 (a)    0.34 (a)      0.36 (a)

   Net Realized and Unrealized Gain
    (Loss) on Investments..............   $ 0.15 (a)    0.14 (a)      0.15 (a)

   Total Income (Loss) from Investment
    Operations.........................   $ 0.56        0.48          0.51

   Dividends from Net Investment
    Income.............................   $(0.41)      (0.33)        (0.36)

   Dividends in Excess of Net
    Investment Income..................   $ 0.00        0.00          0.00

   Distributions from Net Realized
    Capital Gains......................   $ 0.00        0.00          0.00

   Distributions in Excess of Net
    Realized Capital Gains.............   $ 0.00        0.00          0.00

   Tax Basis Return of Capital.........   $ 0.00        0.00          0.00

   Total Distributions.................   $(0.41)      (0.33)        (0.36)

   Net Asset Value End of Period.......   $10.12       10.12         10.12

   Total Return........................     5.67%       4.88          5.13

   Net Assets End of Period (000's)....   $7,020       6,070        37,913

   Ratio of Expenses to Average
    Net Assets.........................     0.86%       1.61          1.35

   Ratio of Net Investment
    Income to Average Net Assets.......     4.10        3.33          3.60

   Portfolio Turnover Rate.............       70%         70            70

  -------
  (a)Per share amounts based on average number of shares outstanding during the period.
                                                                   Prospectus

            Appendix A
            Description of Securities Ratings

            A Fund's investment may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities particular rating category will vary. The following terms are generally used to described the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.


A-1
  Pacific Investment Management Series

             Moody's employes the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

            Short-Term Municipal Bond Ratings

            There are four rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services     AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.


             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.
                                                                   Prospectus

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


A-3
  Pacific Investment Management Series

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
                                                                   Prospectus

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes.

            The SAI includes the PIMCO Funds Shareholders Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

            You may get free copies of the SAI, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

             PIMCO Funds Pacific Investment Management Series
             840 Newport Center Drive, Suite 300
             Newport Beach, CA 92660

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

            [LOGO OF PIMCO FUNDS APPEARS HERE]

            Investment Company Act File no. 811-5028

                        --------------------------------------------------------
PIMCO Funds:            INVESTMENT ADVISER AND ADMINISTRATOR
Pacific Investment
Management Series       PIMCO, 840 Newport Center Drive, Suite 300,
                        Newport Beach, CA 92660
                        --------------------------------------------------------
                        DISTRIBUTOR

                        PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
                        --------------------------------------------------------
                        CUSTODIAN

                        State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
                        --------------------------------------------------------
                        SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

                        PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688
                        --------------------------------------------------------
                        INDEPENDENT ACCOUNTANTS

                        PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
                        --------------------------------------------------------
                        LEGAL COUNSEL

                        Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401
                        -------------------------------------------------------
                        For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.


                        Not part of the Prospectus

                           PIMCO Funds is on the Web

                              www.pimcofunds.com

A Partial List of What's Available:

On-line Account Access

Daily Share Prices

Daily Manager Commentary

Current and Historical Fund Performance

Lipper Rankings

Morningstar Ratings

Listing of Fund Portfolio Holdings

Risk Analysis

Fund Manager Bios

Downloadable Literature Section

On-line Requests for Literature by Mail

Resources for Investment Professionals


Through the PIMCO Funds Web site, at www.pimcofunds.com, you and your financial advisor have around-the-clock access to the most timely and comprehensive information available on PIMCO Funds.

   In addition, the site includes daily commentary from our fund managers, with insights on the economy and other factors affecting the stock and bond markets.

     And now you can access your account--securely--on-line. The feature is available to shareholders with direct accounts (a direct account is one where the shareholder receives statements directly from PIMCO Funds.)

[GRAPHIC]

     You'll find the site to be informative and easy-to-use. It's divided into three main sections: Investment Insight, Fund Information and Resources.

Investment Insight
The Investment Insight section provides an overview of the investment management firms under the PIMCO Advisors L.P. umbrella. You'll find an explanation of each firm's investment process, biographies of the investment team, manager updates and more.

Fund Information
In the Fund Information section you'll access detailed profiles of all the PIMCO Funds, including current and historical performance, Lipper rankings and Morningstar ratings.

     Additionally, we provide a summary of a fund's portfolio--complete with risk analysis data. You can also obtain daily fund share prices. Please read the relevant prospectus carefully before you invest in any PIMCO Fund.

Resources
Our Resources section features a variety of useful information, including:

     an on-line document library with applications and prospectuses that you can view and print a literature-by-mail "catalog," so you can order free materials information about our convenient shareholder services, such as Auto-Invest, Fund Link and our 24-Hour Telephone Information System

    a listing of the features and benefits of the retirement plans offered by PIMCO Funds

Questions?
We're sure you'll find the PIMCO Funds Web site to be an invaluable tool. If you have any questions about the site, call us at 1-800-426-0107.

     Or, send us e-mail at investorservices@pimcofunds.com.

PZ002 3/00                                            Not part of the Prospectus
--------------------------------------------------------------------------------
          PIMCO
            FUNDS

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

                            PIMCO Total Return Fund

                ----------------------------------------------------------------
March 31, 2000  OBJECTIVE

                Seeking maximum total return, consistent with preservation of capital and prudent investment management.

                ----------------------------------------------------------------
                PRIMARY INVESTMENTS

                An intermediate-term portfolio of investment grade fixed income securities.

                ----------------------------------------------------------------
                INVESTMENT STYLE

                Total Return Strategy The Fund seeks total return--yield plus appreciation.

                Risk Management The portfolio manager seeks to manage risk in a number of ways, such as maintaining an intermediate-term portfolio with a duration that normally varies within a 3- to 6-year time frame. However, net asset value will fluctuate.

                Quality The Fund maintains a portfolio primarily consisting of investment grade fixed income securities.

                Diversification Subject to market conditions, the Fund actively invests across all sectors of the fixed income market in order to maximize investment opportunities

                ----------------------------------------------------------------
                PORTFOLIO MANAGER

                Bill Gross, Founding Managing Director of PIMCO. With over $186 billion in fixed-income assets under management, the firm is the largest bond manager in the country. Bill Gross has over 25 years investment experience.

                ----------------------------------------------------------------
                FUND PERFORMANCE

                For the latest PIMCO Total Return Fund performance, call 1-800-227-7337 or visit our Web site at https://www.pimcofunds.com.

                For more information about the Fund, see the following prospectus.
                PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896, www.pimcofunds.com.

                This cover is not part of the Prospectus.

                                                                           PIMCO
                                                                         -------
                                                                           FUNDS

            PIMCO Total Return Fund

PIMCO       This Prospectus describes the PIMCO Total Return Fund. The Fund
Funds       provides access to the professional investment advisory services offered by Pacific Investment Management Company ("PIMCO"). As of
Prospectus  December 31, 1999, PIMCO managed approximately $186 billion in assets.
March 31,
2000        This Prospectus explains what you should know about the Fund before you invest. Please read it carefully.

            This prospectus is intended for participants in designated employer-sponsored retirement or savings plans. The administrator of your retirement plan or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

            The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                                                   Prospectus

            Table of Contents

         Summary Information..............................................   3
         Fund Summary.....................................................   4
         Summary of Principal Risks.......................................   6
         Management of the Fund...........................................   7
         How Fund Shares are Priced.......................................   8
         How to Buy and Sell Shares.......................................   9
         Fund Distributions...............................................  10
         Tax Consequences.................................................  10
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  11
         Financial Highlights.............................................  18
         Appendix A--Description of Securities Ratings.................... A-1

  PIMCO Funds: Pacific Investment Management Series
2

            Summary Information

 The table below describes certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

                        Main Investments                      Duration            Credit Quality(1)      Foreign(2)
 ------------------------------------------------------------------------------------------------------------------
      Total Return Fund Intermediate maturity fixed income    3-6 years           B to Aaa; max 10%      0-20%
                        securities                                                below Baa
 ------------------------------------------------------------------------------------------------------------------

 (1) As rated by Moody's Investors Service, Inc., or if unrated, determined by PIMCO to be of comparable quality.
 (2) The percentage limitation relates to non-U.S. dollar denominated securities. The Fund may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Fixed       "Fixed Income Instruments" as used in this Prospectus includes:
Income
Instru-     . securities issued or guaranteed by the U.S. Government, its ments agencies or government-sponsored enterprises ("U.S. Government securities");
            . corporate debt securities, including convertible securities and corporate commercial paper;
            . mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and
              corporations;
            . structured notes, including hybrid or "indexed" securities, catastrophe bonds and loan participations;
            . delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers'
              acceptances;
            . repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
            . obligations of foreign governments or their subdivisions, agencies and instrumentalities; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this Prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Standard & Poor's Rating Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            .  high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

            For a further description of credit ratings, see "Appendix A-- Description of Securities Ratings."

Fund        The following summary identifies the Fund's investment objective,
Descrip-    principal investments and strategies, principal risks, performance
tions,      information and fees and expenses. A more detailed "Summary of
Performance Principal Risks" describing principal risks of investing in the
and Fees    Fund begins after the Fund Summary.

             It is possible to lose money on investments in the Fund.

             An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus

            PIMCO Total Return Fund

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Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Intermediate        B to Aaa;
and           total return,         maturity fixed      maximum 10%
Strategies    consistent with       income              below Baa
              preservation of       securities
              capital and                               Dividend Frequency
              prudent               Average Portfolio   Declared daily and
              investment            Duration            distributed monthly
              management            3-6 years

              Fund Category
              Intermediate Duration
              Bond

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

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Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Derivatives Risk     .Currency Risk
             .Credit Risk           .Liquidity Risk       .Leveraging Risk
             .Market Risk           .Mortgage Risk        .Management Risk
             .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the
            Fund.
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Performance The top of the next page shows summary performance information for Information the Fund's Class A shares in a bar chart and an Average Annual
            Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the Average Annual Total Returns table do not reflect the deduction of sales charges (loads) that may apply if Class A shares are purchased outside of a designated employer-sponsored retirement or savings plan. If sales charges (loads) were reflected, the returns would be lower than those shown. For periods prior to the inception date of Class A shares (1/13/97), performance information shown in the bar chart and table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional
            Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
4

            Calendar Year Total Returns -- Class A

                  [GRAPH]                                   Highest and Lowest
                                                            Quarter Returns
  90      91      92       93       94      95              (for periods shown
 ----   -----    ----    -----    -----    -----            in the bar chart)
 7.54%  19.02%   9.26%   12.05%   -4.02%   19.23%           --------------------
                                                            3rd Qtr. '91   6.54%
  96      97      98      99                                --------------------
 ----    ----    ----    -----                              1st Qtr. '94  -2.80%
 4.22%   9.65%   9.25%   -0.75%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Class A                                         -5.21% 7.13%   7.81%
            --------------------------------------------------------------------
         Lehman Brothers Aggregate Bond Index(/1/)       -0.82% 7.73%   7.70%
            --------------------------------------------------------------------
         Lipper Intermediate Investment Grade Debt Fund
          Avg(/2/)                                       -1.31% 6.79%   7.09%
            --------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

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Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A shares of the Fund:
of the
Fund
            Shareholder fees (fees paid directly from your
            investment)                                               None(/1/)


            (1) The shares in this prospectus are offered to participants in designated employer-sponsored retirement or savings plans without a sales load. Class A shares purchased other than through such plans may be subject to a sales load.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                     Total Annual
                   Advisory   and/or Service   Other           Fund Operating
                   Fees       (12b-1) Fees     Expenses(/1/)   Expenses
            ------------------------------------------------------------------
         Class A   0.25%      0.25%            0.40%           0.90%
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Example also assumes that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3           Year 5          Year 10
            ------------------------------------------------------------------
         Class A   $92        $287              $498           $1,108
            ------------------------------------------------------------------

                                                                   Prospectus

            Summary of Principal Risks

            The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities in
Rate Risk   the Fund's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      The Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. Funds that invest in high yield securities and unrated securities of similar credit quality
            (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities (liquidity risk).

Market      The market price of securities owned by the Fund may go up or
Risk        down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Investing in foreign securities, derivatives or securities with substantial market and/or credit risk will tend to increase liquidity risk.

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Fund may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or
  PIMCO Funds: Pacific Investment Management Series
6
            index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    When the Fund purchases mortgage-related securities, it is subject
Risk        to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Foreign     When the Fund invests in foreign securities, it may experience
Investment  more rapid and extreme changes in value than if it invested
Risk        exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency    When the Fund invests directly in foreign currencies or in
Risk        securities that trade in, and receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

Management  The Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Fund

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Fund. Subject to the supervision of the Board of Trustees,
Admini-     PIMCO is responsible for managing the investment activities of the
strator     Fund and the Fund's business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO had approximately $186 billion in assets under management.
                                                                   Prospectus

Advisory    The Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 1999, the
            Fund paid monthly advisory fees to PIMCO at the annual rate
            (stated as a percentage of the average daily net assets of the Fund) of 0.25%.

Admini-     The Fund pays for the administrative services it requires under a
strative    fee structure which is essentially fixed. Class A shareholders of
Fees        the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides administrative services for Class A shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class A shareholders of the Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             For the fiscal year ended March 31, 1999, the Fund paid PIMCO monthly administrative fees at the annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A shares) of 0.40%.

Individual  The following person has primary responsibility for managing the
Portfolio   Fund.
Manager

           Portfolio
           Manager          Since  Recent Professional Experience
             --------------------------------------------------------------------------------------------------
           William H. Gross 5/87*  Managing Director, Chief Investment Officer and a founding partner of PIMCO.

            -------
            * Since inception of the Fund.


Distributor The Fund's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the SEC.

Distri-     The Fund pays fees to the Distributor on an ongoing basis as
bution      compensation for the services the Distributor renders and the
and         expenses it bears in connection with personal services rendered to
Servicing   Fund shareholders and the maintenance of shareholder accounts
(12b-1)     ("servicing fees"). These payments are made pursuant to a
Plan        Distribution and Servicing Plan ("12b-1 Plan") adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

             The maximum annual rate at which the servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of the Fund's average daily net assets attributable to Class A shares) is 0.25%.

            How Fund Shares Are Priced

             The net asset value ("NAV") of a Fund's Class A shares is
            determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in foreign currencies are converted to U.S. dollars using foreign exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. The value of securities traded in foreign markets or denominated in foreign currencies may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy, redeem or exchange shares.

  PIMCO Funds: Pacific Investment Management Series
8

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy and sell (redeem) shares of the Fund.

Calculation When you buy shares of the Fund, you pay a price equal to the NAV
of Share    of the shares, and when you sell (redeem) shares, you receive an
Price and   amount equal to the NAV of the shares. NAVs are determined at the
Redemption  close of regular trading (normally 4:00 p.m., Eastern time) on
Payments    each day the New York Stock Exchange is open. See "How Fund Shares
            Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. However, contributions received by the Distributor after the offering price is determined that day will receive such offering price if the contributions were received by the plan administrator prior to such determination and were transmitted to and received by the Distributor prior to 10:00 Eastern time on the next business day.

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

             Redemptions of Fund shares may be suspended when trading on the
            New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Buying      The Class A shares of the Fund offered through this prospectus are
Shares      available as an investment option in retirement or savings plans.
            The administrator of such a plan or your employee benefits office can provide detailed information on how to participate in such a plan and how to elect the Fund as an investment option. The terms of a plan may restrict the frequency or timing of your contributions, allocations or redemptions, which may have the effect of limiting your ability to respond to changing markets conditions.

             You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. You should consult the plan administrator or your employee benefits office for more details.

             Questions about the Fund should be directed to the Distributor at
            1-800-426-0107. Questions about your plan account should be directed to the plan administrator or the organization that provides recordkeeping services for the plan.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or determine fairly its net asset value, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.
                                                                   Prospectus

             The Fund sells Class A shares at NAV without a sales load to trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases, and to participants in such plans and their spouses purchasing for their account(s). Class A shares sold other than through designated employer-sponsored retirement or savings plans may have different sales charges and expense levels. The Distributor will pay a commission to dealers who sell Class A shares of the Fund at net asset value to certain employer-sponsored plans according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

Exchanges   Your plan may allow exchanges from one investment option to another. You should check with the plan administrator for details on the rules governing exchanges in the plan, including the frequency of permitted exchanges. Certain investment options may be subject to unique restrictions. Exchanges are accepted by the Trust only as permitted by your plan.

Selling     Your plan administrator or employee benefits office can provide
Shares      you with information on how to sell (redeem) the Fund's shares.
            You will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

            Fund Distributions

            The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly.

             In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Distributions are reinvested in additional shares of the same class of your Fund at NAV. You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.


            Tax Consequences

            Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. To the extent that you are not exempt from tax on Fund distributions, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

  PIMCO Funds: Pacific Investment Management Series
10

            Characteristics and Risks of Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Fund described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities  The Fund seeks maximum total return. The total return sought by
Selection   the Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of the Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for the Fund, PIMCO develops an outlook for interest rates, foreign currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. and foreign economies, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

Mortgage-   The Fund may invest all of its assets in mortgage-or other asset-
Related     backed securities. Mortgage-related securities include mortgage
and Other   pass-through securities, collateralized mortgage obligations
Asset-      ("CMOs"), commercial mortgage-backed securities, mortgage dollar
Backed      rolls, CMO residuals, stripped mortgage-backed securities
Securities  ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception
                                                                   Prospectus
            of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. The Fund may not invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan        The Fund may invest in fixed- and floating-rate loans, which
Partici-    investments generally will be in the form of loan participations
pations     and assignments of portions of such loans. Participations and
and         assignments involve special types of risk, including credit risk,
Assignments interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.
            High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

             Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to the Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. The Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        engage in credit spread trades. While floaters provide a certain
Securities  degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The
            Fund may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            The Fund may not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

  PIMCO Funds: Pacific Investment Management Series
12

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-      The Fund may invest in "event-linked bonds," which are fixed
Linked      income securities for which the return of principal and payment of
Bonds       interest is contingent on the non-occurrence of a specific
            "trigger" event, such as a hurricane or an earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Catastrophe bonds may also be subject to liquidity risk.

Convertible The Fund may invest in convertible securities. Convertible
and         securities are generally preferred stocks and other securities,
Equity      including fixed income securities and warrants, that are
Securities  convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
Securities  considerations not typically associated with investing in U.S.
            securities. Shareholders should consider carefully the substantial risks involved in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards;
            generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S.
            economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other.
            Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.
            Investments in foreign securities may also involve higher custodial costs than domestic investments and
                                                                   Prospectus
            additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

             Emerging Market Securities. The Fund may invest up to 10% of its assets in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     If the Fund invests directly in foreign currencies or in
Currencies  securities that trade in, or receive revenues in, foreign currencies, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

             Foreign Currency Transactions. The Fund may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and

  PIMCO Funds: Pacific Investment Management Series
14
            may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase The Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     The Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to the Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. The Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

             The Fund may borrow money to the extent permitted under the
            Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Fund may invest all of its assets in derivative instruments, subject to the Fund's objectives and policies. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage,
                                                                   Prospectus
            investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed     The Fund may also enter into, or acquire participations in,
Funding     delayed funding loans and revolving credit facilities, in which a
Loans and   lender agrees to make loans up to a maximum amount upon demand by
Revolving   the borrower during a specified term. These commitments may have
Credit      the effect of requiring the Fund to increase its investment in a
Facilities  company at a time when it might not otherwise decide to do so
            (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       The Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.


Investment  The Fund may invest up to 10% of its assets in securities of other
in Other    investment companies, such as closed-end management investment
Investment companies, or in pooled accounts or other investment vehicles Companies which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

             Subject to the restrictions and limitations of the 1940 Act, the
            Fund may, in the future elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       The Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed

  PIMCO Funds: Pacific Investment Management Series
16
            from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When the Fund makes a short sale, it must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    The Fund may invest up to 15% of its net assets in illiquid
Securities  securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Fund may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities
            Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of    For the purpose of achieving income, the Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time the Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." The
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Temporary   For temporary or defensive purposes, the Fund may invest without
Defensive   limit in U.S. debt securities, including short-term money market
Strategies  securities, when PIMCO deems it appropriate to do so. When the
            Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Fund is fundamental and may not be
in          changed without shareholder approval. Unless otherwise stated, all
Investment other investment policies of the Fund may be changed by the Board Objectives of Trustees without shareholder approval.
and
Policies

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Fund may invest in other types of securities and use a variety
Investments of investment techniques and strategies which are not described in
and         this Prospectus. These securities and techniques may subject the
Techniques  Fund to additional risks. Please see the Statement of Additional
            Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

                                                                   Prospectus

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class A shares of the Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class A shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                                          3/31/99      3/31/98     3/31/97(a)
------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period    $    10.62    $  10.27     $  10.40
 Income from Investment Operations:
 Net Investment Income                         0.58(b)     0.58(b)      0.12
 Net Realized and Unrealized Gain on
 Investments                                   0.16(b)     0.63(b)     (0.12)
 Total Income from Investment Operations       0.74        1.21         0.00
 Less Distributions:
 Dividends from Net Investment Income         (0.58)      (0.57)       (0.13)
 Dividends in Excess of Net Investment
 Income                                        0.00       (0.02)        0.00
 Distributions from Net Realized Capital
 Gains                                        (0.24)      (0.27)        0.00
 Distributions in Excess of Net Realized
 Capital Gains                                (0.18)       0.00         0.00
 Total Distributions                          (1.00)      (0.86)       (0.13)
 Net Asset Value, End of Period          $    10.36    $  10.62     $  10.27
 Total Return (without sales charge)           7.09%      12.11%        0.02%
 Ratios/Supplemental Data:
 Net Assets, End of Period (in 000s)     $1,140,606    $533,893     $115,742
 Ratio of Expenses to Average Net Assets       0.90%       0.90%        0.91%+
 Ratio of Net Investment Income to
 Average Net Assets                            5.37%       5.46%        6.08%+
 Portfolio Turnover Rate                        154%        206%         173%

-------
(a) From commencement of operations, January 13, 1997
(b) Per share amounts based on average number of shares outstanding during the period.
 +  Annualized

  PIMCO Funds: Pacific Investment Management Series
18

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Corporate Short-Term Debt Ratings

            Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
                                                                   Prospectus

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services     AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
            Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

A-2
  PIMCO Funds: Pacific Investment Management Series

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

            An S&P commercial paper rating is a current assessment of the
Commercial  likelihood of timely payment of debt having an original maturity
Paper       of no more than 365 days. Ratings are graded into several
Rating      categories, ranging from A for the highest quality obligations to
Definitions D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
                                                                   Prospectus

            PIMCO Funds: Pacific Investment Management Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

              PIMCO Funds Distributors LLC
              2187 Atlantic Street
              Stamford, Connecticut 06902

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at public info@sec.gov.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Fund.

            [LOGO OF PIMCO FUNDS]

            Investment Company Act File no. 811-5028

PIMCO Funds:        ------------------------------------------------------------
Pacific Investment  INVESTMENT ADVISOR AND ADMINISTRATOR
Management Series
                    PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach,
                    CA 92660

                    ------------------------------------------------------------
                    DISTRIBUTOR

                    PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

                    ------------------------------------------------------------
                    CUSTODIAN

                    State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

                    ------------------------------------------------------------
                    SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

                    PFPC Inc., P.O. Box 9688, Providence, RI 02940

                    ------------------------------------------------------------
                    INDEPENDENT ACCOUNTANTS

                    PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

                    ------------------------------------------------------------
                    LEGAL COUNSEL

                    Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C. 20006-2401

                    ------------------------------------------------------------
                    For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at http://www.pimcofunds.com.


                    This page is not part of the Prospectus that begins on page 1.

                           PIMCO Funds is on the Web

                              www.pimcofunds.com

A Partial List of What's Available:

On-Line Account Access

Daily Share Prices

Daily Manager Commentary

Current and Historical Fund Performance

Lipper Rankings

Morningstar Ratings

Listing of Fund Portfolio Holdings

Risk Analysis

Fund Manager Bios

Downloadable Literature Section

On-line Requests for Literature by Mail

Resources for Investment Professionals

Through the PIMCO Funds Website, at www.pimcofunds.com, you and your financial advisor have around-the-clock access to the most timely and comprehensive information available on PIMCO Funds.

     In addition, the site includes daily commentary from our fund managers, with insights on the economy and other facts affecting the stock and bond markets.

     And now you can access your account--securely--on-line. This feature is available to shareholders with direct accounts (a direct account is one where the shareholder receives statements directly from PIMCO Funds.)

[GRAPHIC]

You'll find the site to be informative and easy-to-use. It's divided into three main sections: Investment Insight, Fund Information and Resources.

Investment Insight
The Investment Insight section provides an overview of the investment management firms under the PIMCO Advisors L.P. umbrella. You'll find an explanation of each firm's investment process, biographies of the investment team, manager updates and more.

Fund Information
In the Fund Information section you'll access detailed profiles of all the PIMCO Funds, including current and historical performance, Lipper rankings and Morningstar ratings.

     Additionally, we provide a summary of a fund's portfolio--complete with risk analysis data. You can also obtain daily fund share prices. Please read the relevant prospectus carefully before you invest in any PIMCO Fund.

Resources
Our Resources section features a variety of useful information, including:

 . an on-line document library with applications and prospectuses that you can view and print

 . a lieterature-by-mail "catalog," so you can order free materials

 . information about our convenient shareholder services, such as Auto-Invest, Fund Link and our 24-Hour Telephone Information System

 . a listing of the features and benefits of the retirement plans offered by PIMCO Funds

Questions?
We're sure you'll find the PIMCO Funds Web site to be an invaluable tool. If you have any questions about the site, call us at 1-800-426-0107.

     Or, send us e-mail at investorservices@pimcofunds.com.

        P2007 3/00                              Not part of the Prospectus
--------------------------------------------------------------------------------
    PIMCO
   ------
    FUNDS

PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902-6896

                                  PIMCO Funds:
                      Pacific Investment Management Series

                      Statement of Additional Information

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Pacific Investment Management Series, as supplemented from time to time. The Trust offers up to eight classes of shares of each of its Funds. Class A, Class B, and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus," Class A, B and C of the Municipal Bond Fund and Class A of the California Intermediate Municipal Bond Fund and New York Intermediate Bond Fund are offered through the "Municipal Bond Prospectus," Class D shares of the Funds are offered through the "Class D Prospectus," Institutional Class and Administrative Class shares of the Funds are offered through the "Institutional Prospectus," while Class A shares of the Total Return Fund are offered through a separate prospectus (each dated March 31, 2000 except for the Class D prospectus which is dated April 5, 2000), each as amended or supplemented from time to time (collectively, the "Prospectuses"). Additionally, Class J and Class K shares for certain Funds are offered solely to non-U.S. investors outside the United States. This information does not constitute an offer of Class J shares or Class K shares to any person who resides within the United States.

     Audited financial statements for the Trust, as of March 31, 1999, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust's March 31, 1999 Annual Reports.
Copies of Prospectuses, Annual or Semi-Annual Reports, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.

                                                       Class A, B and C and Class D
      Institutional Prospectus and                     Prospectuses, Annual and
      Annual and Semi-Annual Reports:                   Semi-Annual Reports, and the Guide:

      PIMCO Funds                                      PIMCO Funds Distributors LLC
      840 Newport Center Drive                         2187 Atlantic Street
      Suite 300                                        Stamford, Connecticut 06902
      Newport Beach, California 92660                  Telephone:  (800) 426-0107
      Telephone: (800) 927-4648

March 31, 2000

                               TABLE OF CONTENTS

                                                                                                                Page

THE TRUST....................................................................................................      1

INVESTMENT OBJECTIVES AND POLICIES...........................................................................      1

     Municipal Bonds.........................................................................................      1
     Mortgage-Related and Other Asset-Backed Securities......................................................      6
     Bank Obligations........................................................................................     11
     Loan Participations.....................................................................................     11
     Corporate Debt Securities...............................................................................     13
     High Yield Securities ("Junk Bonds")....................................................................     13
     Participation on Creditors Committees...................................................................     14
     Variable and Floating Rate Securities...................................................................     14
     Inflation-Indexed Bonds.................................................................................     15
     Event-Linked Bonds......................................................................................     16
     Convertible Securities..................................................................................     16
     Warrants to Purchase Securities.........................................................................     17
     Foreign Securities......................................................................................     17
     Foreign Currency Transactions...........................................................................     19
     Foreign Currency Exchange-Related Securities............................................................     20
     Borrowing...............................................................................................     21
     Derivative Instruments..................................................................................     23
     Hybrid Instruments......................................................................................     31
     Delayed Funding Loans and Revolving Credit Facilities...................................................     31
     When-Issued, Delayed Delivery and Forward Commitment Transactions.......................................     32
     Short Sales.............................................................................................     32
     Illiquid Securities.....................................................................................     33
     Loans of Portfolio Securities...........................................................................     33
     Social Investment Policies..............................................................................     33

INVESTMENT RESTRICTIONS......................................................................................     33

     Fundamental Investment Restrictions.....................................................................     33
     Non-Fundamental Investment Restrictions.................................................................     34
     Non-Fundamental Operating Policies Relating to the Sale of
     Shares of Total Return Fund in Japan....................................................................     37

MANAGEMENT OF THE TRUST......................................................................................     38

     Trustees and Officers...................................................................................     38
     Compensation Table......................................................................................     43
     Investment Adviser......................................................................................     44
     Fund Administrator......................................................................................     47

                                   THE TRUST

     PIMCO Funds (the "Trust") is an open-end management investment company ("mutual fund") currently consisting of twenty-nine separate investment portfolios (the "Funds"):

Money Market Fund                          Long-Term U.S. Government Fund
Short-Term Fund                            Long Duration Fund
Low Duration Fund                          Global Bond Fund
Low Duration Fund II                       Global Bond Fund II
Low Duration Fund III                      Foreign Bond Fund
Low Duration Mortgage Fund                 Emerging Markets Bond Fund
Moderate Duration Fund                     Short Duration Municipal Income Fund
Real Return Bond Fund                      Municipal Bond Fund
Total Return Fund                          California Intermediate Municipal Bond Fund
Total Return Fund II                       New York Intermediate Municipal Bond Fund
Total Return Fund III                      Strategic Balanced Fund
Total Return Mortgage Fund                 Convertible Fund
Commercial Mortgage Securities Fund        StocksPLUS Fund
Investment Grade Corporate Bond Fund       StocksPLUS Short Strategy Fund
High Yield Fund

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Fund are described in the Prospectuses. Additional information concerning the characteristics of certain of the Funds' investments is set forth below.

Municipal Bonds

     Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of the Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds (collectively, the "Municipal Funds") to have 80% of its net assets invested in debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). In the case of the California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, the Funds will invest, under normal circumstances, at least 65% of their net assets in debt securities whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal income tax and California or New York income tax, respectively. The ability of the Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code that at least 50% of the Fund's total assets be invested in Municipal Bonds at the end of each calendar quarter. See "Taxes."

     The PIMCO Municipal Bond Fund may, from time to time, invest more than 25% of its assets in Municipal Bonds of issuers in California and New York, and, if so, will be subject to the California and New York state-specific risks discussed in the "Summary of Risks" section of the Prospectus and in this "Municipal Bonds" section of this Statement of Additional Information, but neither Fund has any present intention to invest more than that amount in a particular state.

     Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-
state agencies or authorities.   Specifically, California and New York Municipal
Bonds generally are issued by or on behalf of the State of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the Municipal Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

     Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

     The Municipal Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Municipal Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals.
A Municipal Fund may also purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest.

     The Municipal Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions.
Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Municipal Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

     Some longer-term Municipal Bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Municipal Fund would hold the longer-term security, which could experience substantially more volatility.

     The Municipal Funds may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Municipal Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Municipal Fund will not invest more than 5% of its net assets in municipal warrants.

     The Municipal Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond.

Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

     The Municipal Funds may invest in Residual Interest Bonds, which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. A Municipal Fund will not invest more than 10% of its total assets in Residual Interest Bonds.

     The Municipal Funds also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Municipal Funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

     Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     The Municipal Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Municipal Funds may also sell Municipal Bonds due to changes in PIMCO's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

     Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money- market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Bonds in the same manner. In particular, the California and New York Intermediate Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents available relating to issues potentially affecting securities offerings of the states of California and New York. PIMCO has not independently verified the information, but has no reason to believe that it is not correct.

     California. The California Intermediate Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

     Certain debt obligations held by the California Intermediate Municipal Bond Fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the California Intermediate Municipal Bond Fund may be impaired.

     Certain tax-exempt securities in which the California Intermediate Municipal Bond Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

     California is the most populous state in the nation with a total population estimated at 32.9 million. The State now comprises 12.3% of the nation's population and 12.5% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been recovering and growing steadily stronger since the start of 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to an average of 5.9% in 1998, compared to over 10% at the worst of the recession. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next year, the increases in employment and income may exceed those of the nation as a whole. The unsettled financial situation occurring in certain Asian economies, and its spillover effect elsewhere, may adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.

     Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

     In years past, because of the State's budget problems, the State's General Obligation bonds were downgraded. In 1996, however, citing California's improving economy and budget situation, Fitch and S&P raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA-referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the California Intermediate Municipal Bond Fund invests.

     The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

     Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

     New York. Because the New York Intermediate Municipal Bond Fund concentrates its investments in New York tax-exempt bonds, the Fund may be affected significantly by economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations.

     The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. Such factors can be very complex, may vary from year to year and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

     The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the agencies or authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the agencies and the authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected.

     The New York state economy has continued to expand, but growth remains somewhat slower than in the nation overall. Although the State has added approximately 400,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries.

     In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy and actions of the federal government have helped to create projected budget gaps for the State. These gaps result from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State

Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

     Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

     S&P rates the State's general obligation bonds A, and Moody's rates the State's general obligation bonds A2. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the New York Intermediate Bond Fund invests.

     Over the long term, the State and New York City face potential economic problems. New York City accounts for a large portion of the State's population and personal income, and New York City's financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State. New York City depends on State aid both to enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

     Each Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds.
In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts
are sold in private placements.   The value of a custodial receipt may fluctuate
more than the value of a Municipal Bond of comparable quality and maturity.

Mortgage-Related and Other Asset-Backed Securities

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase in the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, PIMCO determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in PIMCO's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid (10% in the case of the Money Market Fund.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.
The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See

"Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, PIMCO expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Money Market
Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Money Market, Low Duration II, Low Duration Mortgage, Total Return II, Total Return Mortgage, Commercial Mortgage Securities, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, and New York Intermediate Municipal Bond Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Loan Participations

     Each Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Corporate Debt Securities

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO's opinion comparable in quality to corporate debt securities in which the Fund may invest.

     Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

     Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's Investor Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal .
 . . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

High Yield Securities ("Junk Bonds")

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds and in particular, by the High Yield, Emerging Markets and Convetible Funds are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if PIMCO deems it in the best interest of shareholders.

Participation on Creditors Committees

     A Fund (in particular, the High Yield Fund) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Money Market Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

     Each Fund may invest in floating rate debt instruments ("floaters") and (except the Money Market Fund) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities.

Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

     Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

     A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Warrants to Purchase Securities

     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities

     Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds) may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Money Market, Commercial Mortgage Securities, Low Duration Mortgage and Total Return Mortgage Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated. The High Yield Fund may invest up to 15% of its assets in euro-denominated securities.

     Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

     Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

     Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     The Emerging Markets Bond Fund will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

Foreign Currency Transactions

     All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

     Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund's net asset value per share.

     Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the marked-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

     Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM ("CEWs/SM/") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLsSM") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper. Performance indexed paper ("PIPsSM") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

     Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940 ("1940 Act"), as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

     Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Global Bond Fund II has adopted a non-fundamental investment restriction under which the Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.

     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 (for each Fund except the Global Bond Fund II) of a Fund's total assets.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must:
(1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

     A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks". A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

Derivative Instruments

     In pursuing their individual objectives the Funds (except the Money Market
Fund) may purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except the Money Market, Low Duration II, Total Return II, Long-Term U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The Funds (except the Money Market Fund) also may enter into swap agreements with respect to interest rates and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective.

     The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or
(ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts and Options on Futures Contracts. Each Fund (except the Money Market Fund) may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon. The Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds may purchase and sell futures contracts on U.S. Government securities and Municipal Bonds, as well as purchase put and call options on such futures contracts. The Strategic Balanced, Convertible, StocksPLUS and StocksPLUS Short Strategy Funds may invest in interest rate, stock index and foreign currency futures contracts and options thereon.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

     A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.
In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.
The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations.
A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the

Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectuses.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Municipal Bond Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund's holdings of Municipal Bonds (as defined below). Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     Swap Agreements. Each Fund (except the Money Market Fund) may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on PIMCO's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Hybrid Instruments

     A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed Funding Loans and Revolving Credit Facilities

     Each Fund (except the Money Market and Municipal Bond Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

     The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

     Certain of the Funds, particularly the StocksPLUS Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Each Fund, except the StocksPLUS Short Strategy Fund, does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Illiquid Securities

     The Funds may invest up to 15% of their net assets in illiquid securities (10% in the case of the Money Market Fund). The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

     For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of the Fund.

Social Investment Policies

     The Low Duration Fund III and Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, or the operation of gambling casinos. The Funds will also avoid, to the extent possible on the basis of information available to PIMCO, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO. PIMCO's determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely, among other things, upon information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     Each Fund's investment objective, except for the Global Bond Fund II, as set forth in the Prospectuses under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1) A Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the Money Market Fund may concentrate its investments in securities or obligations issued by U.S. banks).

(2) A Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; (This investment restriction is not applicable to the Real Return Bond, Commercial Mortgage Securities, Global Bond, Global Bond II, Foreign Bond, Emerging Markets Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds.). For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.

(3) A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(4) A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the Global Bond Fund II, but see non-fundamental restriction "F".).

(5) A Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6) A Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7) A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8) Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

Non-Fundamental Investment Restrictions

     Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Fund may not:

(A) (a) invest more than 15% of the net assets of a Fund (10% in the case of the Money Market Fund) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees);

     (b) for the Global Bond Fund II, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days (d) OTC options (to the extent described below), and (e) IO/PO stripped mortgage-backed securities (as defined in the Prospectuses) if, as a result, more than 15% of the Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c), (d) and (e) above (For the purpose of this restriction securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b).); or purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the Securities Act of 1933 and Section 4(2) commercial paper) if, as a result, such investments would exceed 10% of the value of the net assets of the Fund;

(B) (a) for the Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Total Return, Total Return II, Commercial Mortgage Securities, Long-Term U.S. Government, Long Duration, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, New York Intermediate Municipal Bond, Global Bond, Foreign Bond, Strategic Balanced, Convertible and StocksPLUS Short Strategy Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions;

     (b) for the Total Return III, High Yield, and StocksPLUS Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

     (c) for the Global Bond Fund II, purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

(C) invest more than 5% of the assets of a Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities (This restriction is not applicable to the Global Bond Fund II, but see non-fundamental investment restriction (D).);

(D) for the Global Bond Fund II, borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

(E) maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information;

(F) for the Global Bond Fund II, purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options;

(G) for the Global Bond Fund II, write (sell) or purchase options except that the Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase (and on stock indices) and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase; provided that the premiums paid by the Fund on all outstanding options it has purchased do not exceed 5% of its total assets (The Fund may enter into closing sale transactions with respect to options it has purchased.).

     Currency Hedging. In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except the Global Bond, and Emerging Markets Bond, and Convertible Funds, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses. There can be no assurance that currency hedging techniques will be successful.

     Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except the Global Bond Fund II), such excess shall be subject to the 300% asset coverage requirement.

     To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

     The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund's existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. The Funds have filed an application seeking an order from the SEC to permit the Funds to enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the Money Market Fund, as well as the use of daily excess cash balances of the Money Market Fund in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the Money Market Fund could otherwise earn as lender in such a transaction.

Non-Fundamental Operating Policies Relating to the Sale of Shares of Total Return Fund in Japan

     In connection with an offering of Administrative Class shares of the Total Return Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed without shareholder approval) with respect to the Total Return Fund. These non-fundamental policies will remain in effect only so long as (i) they are required in accordance with standards of the Japanese Securities Dealers Association and (ii) shares of the Total Return Fund are being offered in Japan.

(1) The Trust will not sell shares of the Total Return Fund in Japan except through PIMCO Funds Distributors LLC.

(2) The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Total Return Fund.

(3) The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Total Return Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

(4) The Total Return Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of short sales or of the short position is equal to or less than the net asset value of the Total Return Fund.

(5) The Total Return Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

(6) The Total Return Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by PIMCO.

(7) The Total Return Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by PIMCO to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

(8) None of the portfolio securities of the Total Return Fund may be purchased from or sold or loaned to any Trustee of the Trust, PIMCO, acting as investment adviser of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of PIMCO, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or
     (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

     All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

     If any of the foregoing standards shall, at any time when shares of the Total Return Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and Executive Officers of the Trust, their ages, their business address and a description of their principal occupations during the past five years are listed below. Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.


                                           Position with                        Principal Occupation(s)
Name, Address and Age                        the Trust                          During the Past Five Years
---------------------------------------------------------------------------------------------------------------------
Brent R. Harris*                       Chairman of the Board and       Managing Director, PIMCO; Board of Governors,
Age 40                                 Trustee                         Investment Company Institute; Chairman and
                                                                       Director, PIMCO Commercial Mortgage
                                                                       Securities Trust, Inc.; Chairman and Trustee,
                                                                       PIMCO Variable Insurance Trust.

R. Wesley Burns*                       President and Trustee           Managing Director, PIMCO; President and
Age 40                                                                 Director, PIMCO Commercial Mortgage
                                                                       Securities Trust, Inc.; President and
                                                                       Trustee, PIMCO Variable Insurance Trust;
                                                                       Executive Vice President, PIMCO Funds:
                                                                       Multi-Manager Series. Formerly Executive Vice
                                                                       President, PIMCO.

Guilford C. Babcock                    Trustee                         Associate Professor of Finance, University of
1500 Park Place                                                        Southern California; Director, PIMCO
San Marino, California 91108                                           Commercial Mortgage Securities Trust, Inc.;
Age 68                                                                 Trustee, PIMCO Variable Insurance Trust;
                                                                       Director, Growth Fund of America and
                                                                       Fundamental Investors Fund of the Capital
                                                                       Group; Director, Good Hope Medical Foundation.

                                           Position with                        Principal Occupation(s)
Name, Address and Age                        the Trust                          During the Past Five Years
---------------------------------------------------------------------------------------------------------------------
E. Philip Cannon                       Trustee                         Proprietor, Cannon & Company, an affiliate of
3838 Olympia                                                           Inverness Management LLC, a private equity
Houston, Texas 77019                                                   investment firm; Trustee of PIMCO Funds:
Age 59                                                                 Multi-Manager Series.  Formerly, Headmaster,
                                                                       St. John's School, Houston, Texas; Trustee of
                                                                       PIMCO Advisors Funds ("PAF") and Cash
                                                                       Accumulation Trust ("CAT"); General Partner,
                                                                       J.B. Poindexter & Co., Houston, Texas, a
                                                                       private equity investment firm; and Partner,
                                                                       Iberia Petroleum Company, an oil and gas
                                                                       production company.

Vern O. Curtis                         Trustee                         Private Investor; Director, PIMCO Commercial
14158 N.W. Bronson Creek Drive                                         Mortgage Securities Trust, Inc.; Trustee,
Portland, Oregon 97229                                                 PIMCO Variable Insurance Trust; Director,
Age 65                                                                 Public Storage Business Parks, Inc., a Real
                                                                       Estate Investment Trust; Director, Fresh
                                                                       Choice, Inc. (restaurant company)  Formerly
                                                                       charitable work, The Church of Jesus Christ
                                                                       of Latter-day Saints.

J. Michael Hagan                       Trustee                         Retired from Furon Company (manufacturing)
6 Merced                                                               where he served as Chairman and CEO from June
San Clemente, California 92673                                         1991 to November 1999, and in other
Age 60                                                                 capacities since 1967.  He was previously
                                                                       associated with Ross Laboratories and
                                                                       Standard Oil of California.  Mr. Hagan serves
                                                                       on the Boards of Directors for Ameron
                                                                       International (manufacturing), Freedom
                                                                       Communications, Remedy Temp (staffing) and
                                                                       Saint-Gobain Company.  He is also a member of
                                                                       the Board of Regents at Santa Clara
                                                                       University, the Board of Taller San Jose, and
                                                                       the Board of Trustees of the South Coast
                                                                       Repertory Theater.

Thomas P. Kemp                         Trustee                         Private Investor; Director, PIMCO Commercial
1141 Marine Drive                                                      Mortgage Securities Trust, Inc.; Trustee,
Laguna Beach, California 92651                                         PIMCO Variable Insurance Trust. Formerly
Age 69                                                                 Co-Chairman, U.S. Committee to Assist Russian
                                                                       Reform; Director, Union Financial Corp.;
                                                                       Senior Consultant, World Cup 1994 Organizing
                                                                       Committee.

                                           Position with                        Principal Occupation(s)
Name, Address and Age                        the Trust                          During the Past Five Years
---------------------------------------------------------------------------------------------------------------------
William J. Popejoy                     Trustee                         President, Pacific Capital Investors;
29 Chatham Court                                                       Chairman, PacPro (vinyl assembly products;
Newport Beach, California 92660                                        formerly Western Printing); Director, PIMCO
Age 61                                                                 Commercial Mortgage Securities Trust, Inc.;
                                                                       Trustee, PIMCO Variable Insurance Trust.
                                                                       Formerly Director, California State Lottery;
                                                                       Chief Executive Officer, Orange County,
                                                                       California.

Michael G. Dow                         Senior Vice President           Senior Vice President, PIMCO.  Formerly Fixed
Age 36                                                                 Income Specialist, Salomon Brothers, Inc.;
                                                                       Vice President Operations, Citibank NA Global
                                                                       Consumer Banking Group.

William H. Gross                       Senior Vice President           Managing Director, PIMCO; Senior Vice
Age 55                                                                 President, PIMCO Variable Insurance Trust.

Margaret Isberg                        Senior Vice President           Managing Director, PIMCO.
Age 43

Jeffrey M. Sargent                     Senior Vice President           Senior Vice President and Manager of
Age 37                                                                 Investment Operations Shareholder Services,
                                                                       PIMCO; Senior Vice President, PIMCO
                                                                       Commercial Mortgage Securities Trust, Inc.
                                                                       and PIMCO Variable Insurance Trust; Vice
                                                                       President, PIMCO Funds: Multi-Manager Series.
                                                                       Formerly, Vice President, PIMCO.

Leland T. Scholey                      Senior Vice President           Senior Vice President, PIMCO.  Formerly Vice
Age 47                                                                 President, PIMCO.

Raymond C. Hayes                       Vice President                  Vice President, PIMCO.  Formerly Marketing
Age 55                                                                 Director, Pacific Financial Asset Management
                                                                       Corporation.

Thomas J. Kelleher, III                Vice President                  Vice President, PIMCO.  Previously associated
Age 49                                                                 with Delaware Trust, Mellon Bank and Girard
                                                                       Trust (bank trust departments).

Henrik P. Larsen                       Vice President                  Vice President and Manager, Fund
Age 30                                                                 Administration, PIMCO; Vice President, PIMCO
                                                                       Commercial Mortgage Securities Trust, Inc.
                                                                       and PIMCO Variable Insurance Trust. Formerly
                                                                       Supervisor, PIMCO.

                                           Position with                        Principal Occupation(s)
Name, Address and Age                        the Trust                          During the Past Five Years
---------------------------------------------------------------------------------------------------------------------
Daniel T. Ludwig                       Vice President                  Account Manager, PIMCO. Formerly Vice
Age 41                                                                 President, Fidelity Investments;
                                                                       Institutional Sales Representative, CS First
                                                                       Boston.

Andre Mallegol                         Vice President                  Vice President, PIMCO.  Formerly associated
Age 33                                                                 with Fidelity Investments Institutional
                                                                       Services Company.

Scott Millimet                         Vice President                  Vice President, PIMCO.  Formerly Executive
Age 42                                                                 Vice President with Back Bay Advisors.

James F. Muzzy                         Vice President                  Managing Director, PIMCO; Senior Vice
Age 60                                                                 President, PIMCO Variable Insurance Trust.

Douglas J. Ongaro                      Vice President                  Vice President, PIMCO.  Formerly Regional
Age 39                                                                 Marketing Manager, Charles Schwab & Co., Inc.

David J. Pittman                       Vice President                  Vice President, PIMCO.  Formerly a senior
Age 52                                                                 executive with Bank of America, the Northern
                                                                       Trust Co. and NationsBank.

Mark A. Romano                         Vice President                  Vice President, PIMCO.  Previously associated
Age 41                                                                 with Wells Fargo's institutional money
                                                                       management group and First Interstate's
                                                                       Pacifica family of mutual funds.

William S. Thompson, Jr.               Vice President                  Chief Executive Officer and Managing
Age 54                                                                 Director, PIMCO; Senior Vice President, PIMCO
                                                                       Variable Insurance Trust; Vice President,
                                                                       PIMCO Commercial Mortgage Securities Trust,
                                                                       Inc.

John P. Hardaway                       Treasurer                       Senior Vice President and Manager of
Age 42                                                                 Investment Operations Accounting, PIMCO;
                                                                       Treasurer, PIMCO Commercial Mortgage
                                                                       Securities Trust, Inc., PIMCO Funds:
                                                                       Multi-Manager Series and PIMCO Variable
                                                                       Insurance Trust.  Formerly Vice President,
                                                                       PIMCO.

                                           Position with                        Principal Occupation(s)
Name, Address and Age                        the Trust                          During the Past Five Years
---------------------------------------------------------------------------------------------------------------------
Garlin G. Flynn                        Secretary                       Specialist, PIMCO; Secretary, PIMCO
Age 53                                                                 Commercial Mortgage Securities Trust, Inc.
                                                                       and PIMCO Variable Insurance Trust; Assistant
                                                                       Secretary, PIMCO Funds: Multi-Manager Series.
                                                                       Formerly Senior Fund Administrator, PIMCO;
                                                                       Senior Mutual Fund Analyst, PIMCO Advisors
                                                                       Institutional Services.

Joseph D. Hattesohl                    Assistant Treasurer             Vice President and Manager of Financial
Age 36                                                                 Reporting and Taxation, PIMCO; Assistant
                                                                       Treasurer, PIMCO Funds: Multi-Manager Series,
                                                                       PIMCO Commercial Mortgage Securities Trust,
                                                                       Inc. and PIMCO Variable Insurance Trust.
                                                                       Formerly, Manager of Fund Taxation, PIMCO;
                                                                       Director of Financial Reporting, Carl I.
                                                                       Brown & Co.

Michael J. Willemsen                   Assistant Secretary             Manager, PIMCO; Assistant Secretary, PIMCO
Age 40                                                                 Commercial Mortgage Securities Trust, Inc.
                                                                       and PIMCO Variable Insurance Trust.  Formerly
                                                                       Project Lead, PIMCO.

___________________
     *Each of Mr. Harris and Mr. Burns is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.


Compensation Table

     The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 1999.


                               Aggregate     Total Compensation from
                              Compensation   Trust and Fund Complex
    Name and Position         from Trust/1/    Paid to Trustees/2/
---------------------------   ------------   -----------------------

      Guilford C. Babcock           $58,000                  $ 78,750
      Trustee

      E. Philip Cannon                    0                   $57,000/3/
      Trustee

      Vern O. Curtis                $59,500                  $ 82,619
      Trustee

      J. Michael Hagan                    0                         0
      Trustee

      Thomas P. Kemp                $58,000                  $ 78,750
      Trustee

      William J. Popejoy            $58,000                  $ 78,750
      Trustee

1 Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $45,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 1999, the unaffiliated Trustees as a group received compensation in the amount of $234,297.

2 Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities
  Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 1999, the unaffiliated Directors as a group received compensation in the amount of $42,786.

  The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 1999, the unaffiliated Trustees as a group received compensation in the amount of $41,786.

3 Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager Series which has adopted a deferred compensation plan. Mr. Cannon elected to have $57,000 in compensation deferred from that Trust.

Investment Adviser

  PIMCO serves as investment adviser to the Funds pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust. PIMCO is a subsidiary partnership of PIMCO

     Advisors. The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH.

     PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio Transactions." PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

     On October 31, 1999, PIMCO Advisors, PAH and PIMCO Partners G.P., certain of their affiliates, Allianz of America, Inc. ("Allianz of America") and certain other parties named therein entered into an Implementation and Merger Agreement (the "Merger Agreement") pursuant to which Allianz of America agreed to acquire majority ownership of PIMCO Advisors and its subsidiaries, including PIMCO (the "Transaction"). At the closing of the Transaction contemplated by the Merger Agreement, Allianz of America will acquire approximately 70% of the outstanding partnership interests in PIMCO Advisors, including the approximately 44% interest held by PAH. Pacific Life Insurance Company ("Pacific Life"), which through subsidiaries owns approximately a 30% interest in an indirect general partner of PIMCO Advisors, will retain an indirect interest in PIMCO Advisors following the closing of the Transaction. In connection with the Transaction, Allianz of America will enter into a put/call arrangement for the possible disposition of Pacific Life's indirect investment in PIMCO Advisors. The Transaction is expected to be completed on or about May 5, 2000, although there is no assurance that the Transaction will be completed.

     Allianz AG, the parent of Allianz of America, is a publicly traded German company which, together with its subsidiaries, comprises the world's second largest insurance company as measured by premium income. Allianz AG is a leading provider of financial services, particularly in Europe, and is represented in 68 countries world-wide through subsidiaries, branch and representative offices, and other affiliated entities. The Allianz Group currently has assets under management of more than $390 billion, and in its last fiscal year wrote approximately $50 billion in gross insurance premiums. After consummation of the Transaction, PIMCO and Allianz Group combined will have over $650 billion in assets under management.

     Significant institutional shareholders of Allianz AG currently include Dresdner Bank AG, Deutsche Bank AG, Munich Reinsurance and HypoVereinsbank. Dresdner Bank AG and Deutsche Bank AG, as well as certain broker-dealers that might be controlled by or affiliated with these entities, such as Bankers Trust Company, BT Alex Brown, Inc., Deutsche Bank Securities, Inc. and Dresdner Klienwort Benson North America LLC (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO. Once the Transaction is consummated, absent an SEC exemption or other relief, the Funds generally would be precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions would be subject to restrictions. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability, post-closing, to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

     The consummation of the Transaction is subject to the approval of the public unitholders of PAH, as well as to regulatory and client approvals, and other conditions customary to transactions of this kind.

  This Statement of Additional Information will be supplemented or revised if the Allianz Transaction does not occur substantially as set forth above.

  Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others. The current Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on November 22, 1994, as supplemented at meetings
                                                       ------------
held on October 1, 1995, November 21, 1995, February 27, 1996, November 19, 1996, January 14, 1997, May 27, 1997, February 24, 1998, August 25, 1998, May
25, 1999, and December 1, 1999 and was last approved by the Trustees on December 1, 1999 and by shareholders of all then-operational Funds on October 17, 1994 and March 3, 2000.

  The Advisory Contract will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

  PIMCO currently receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

                                                                                    Advisory
Fund                                                                                Fee Rate
----                                                                                --------
Money Market Fund................................................................    0.15%
Short Duration Municipal Income Fund.............................................    0.20%
Commercial Mortgage Securities, Strategic Balanced, Convertible,.................
 StocksPLUS, and StocksPLUS Short Strategy Funds.................................    0.40%
Emerging Markets Bond Fund.......................................................    0.45%
All other Funds..................................................................    0.25%

     For the fiscal years ended March 31, 1999, 1998, and 1997, the aggregate amount of the advisory fees paid by each operational Fund was as follows:


                                                   Year Ended               Year Ended               Year Ended
Funds                                                  3/31/99                  3/31/98                  3/31/97
------                                             -----------              -----------              -----------
Money Market Fund                                  $   364,480              $   205,384              $    67,626
Short-Term Fund                                      1,163,042                  487,226                  311,485
Low Duration Fund                                    8,636,635                7,416,427                6,877,132
Low Duration Fund II                                 1,060,930                  869,853                  685,047
Low Duration Fund III                                   61,917                   32,700                    6,114
Low Duration Mortgage Fund                               9,728                    5,914                      N/A
Moderate Duration Fund                                 685,876                  294,466                    6,525
Real Return Bond Fund                                   37,011                   18,838                    2,453
Total Return Fund                                   55,229,968               38,327,843               29,232,090
Total Return Fund II                                 2,107,392                1,145,766                1,171,011
Total Return Fund III                                1,045,573                  701,110                  423,216
Total Return Mortgage Fund                               9,766                    5,679                     N/A
High Yield Fund                                      6,323,956                3,670,999                1,983,580

Long-Term U.S. Government Fund                         419,981                  117,242                   64,058
Global Bond Fund                                       666,901                  642,260                  423,547
Global Bond Fund II*                                   106,821                   50,123                   41,683
Foreign Bond Fund                                    1,325,590                  811,698                  541,283
Emerging Markets Bond Fund                              19,121                   11,365                      N/A
Municipal Bond Fund                                    107,083                      N/A                      N/A
Strategic Balanced Fund                                201,742                  117,547                   31,660
StocksPLUS Fund                                      3,432,600                1,919,328                  779,413

____________________

  *The Global Bond Fund II, for the fiscal year ended September 30, 1996, paid aggregate management fees in the amount of $54,325, pursuant to a management contract between PIMCO Advisors Funds and PIMCO Advisors, under which PIMCO Advisors provided or procured investment advisory services for the Fund. See "The Reorganization of the PIMCO Global Bond Fund II" for additional information.

Fund Administrator

  PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to its classes of shares on an annual basis):

                                                                   Administrative Fee Rate
                                                                 ----------------------------
                                                    Institutional and        Class A, B                       Class  J
Fund                                               Administrative Class       Band C          Class D*         and K
----                                             ----------------------      --------        ----------       -------
Money Market                                               0.20%                0.35%            0.45%           0.25%
Short-Term Fund                                            0.20%                0.35%            0.50%           0.25%
Low Duration and Total Return                              0.18%                0.40%            0.50%           0.25%
    Funds
Moderate Duration Fund                                     0.20%                0.40%            0.65%           0.25%
Short Duration Municipal Income                            0.19%                0.35%            0.60%           0.25%
Municipal Bond Fund                                        0.25%                0.35%            0.60%           0.25%
California Intermediate Municipal Bond                     0.24%                0.35%            0.60%           0.25%
 and New York Intermediate Municipal
 Bond Funds
Global Bond and Global Bond II                             0.30%                0.45%            0.70%           0.30%
    Funds
Foreign Bond Fund                                          0.25%                0.45%            0.70%           0.25%
Emerging Markets Bond Fund                                 0.40%                0.55%            0.80%           0.30%
All other Funds                                            0.25%                0.40%            0.65%           0.25%

---------------------------------
* As described below, the Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to .25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

  Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

  Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

  The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund, or Class as applicable, at any time on 60 days' written notice. Following the expiration of the one-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by PIMCO, also on 60 days' written notice.

  The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement was approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on February 24, 1998, as supplemented on August 25, 1998, February 23, 1999 and May 25, 1999. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

  Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of .35% of a Fund's average daily net assets attributable to Class D shares purchase through such firms). The Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to .25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares - Plan for Class D Shares."

  For the fiscal years ended March 31, 1999, 1998, and 1997, the aggregate amount of the administration fees paid by each operational Fund was as follows:

                                                           Year Ended           Year Ended           Year Ended
Fund                                                           3/31/99              3/31/98              3/31/97
----                                                       -----------          -----------          -----------
Money Market Fund                                          $   731,013          $   423,936          $   117,570
Short-Term Fund                                              1,024,794              410,894              249,655
Low Duration Fund                                            6,841,437            5,665,996            5,005,045
Low Duration Fund II                                         1,060,930              869,853              685,047
Low Duration Fund III                                           61,917               32,700                6,114
Low Duration Mortgage Fund                                       9,728                5,914                  N/A
Moderate Duration Fund                                         548,701              235,572                5,220
Real Return Bond Fund                                           48,397               21,841                2,503
Total Return Fund                                           43,425,035           29,219,721           21,266,359
Total Return Fund II                                         2,107,391            1,145,766            1,171,011
Total Return Fund III                                        1,045,572              701,110              423,216
Total Return Mortgage Fund                                       9,937                5,679                  N/A
High Yield Fund                                              7,243,110            4,258,485            2,071,177
Long-Term U.S. Government Fund                                 508,159              130,444               64,374
Global Bond Fund                                               800,281              770,719              508,256
Global Bond Fund II*                                           151,390               87,617               14,646
Foreign Bond Fund                                            1,454,801              849,691              540,519
Emerging Markets Bond Fund                                      18,034               10,526                  N/A
Municipal Bond Fund                                            145,118                  N/A                  N/A
Strategic Balanced Fund                                        126,263               73,467               19,788
StocksPLUS Fund                                              2,757,948            1,392,509              491,519

____________________

  *The Global Bond Fund II, for the fiscal year ended September 30, 1996, paid aggregate management fees in the amount of $54,325, pursuant to a management contract between PIMCO Advisors Funds and PIMCO Advisors, under which PIMCO Advisors provided or procured administrative services for the Fund. See "The Reorganization of the PIMCO Global Bond Fund II" for additional information.

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

  PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract ("Distribution Contract") with the Trust which is subject to annual approval by the Board. The Distributor is a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

  The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

  The Trust offers eight classes of shares: Class A, Class B, Class C, Class D, Class J, Class K, the Institutional Class and the Administrative Class. Class J and Class K shares are offered only to non-U.S. investors outside the United States.

  Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

  Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisors, with which the Distributor has an agreement for the use of PIMCO Funds: Pacific Investment Management Series in particular investment products, programs or accounts for which a fee may be charged.

  Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer's investment in the Funds.) Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

  Class J and Class K shares are offered through foreign broker dealers, banks and other financial institutions. Class J and Class K shares are offered to non-U.S. investors as well as though various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectus and SAI.

  The Trust has adopted an Amended and Restated Multi-Class Plan ("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

  Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

  As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a Fund-by-Fund basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.

  During the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

                                        Year Ended 3/31/99      Year Ended 3/31/98      Year Ended 3/31/97
                                       ---------------------   ---------------------   ---------------------
Class A                                           $   37,142                $ 37,724                 $   670
Class B                                            1,653,443                 694,715                  85,380
Class C                                              543,223                 246,969                  44,409

  In certain cases described in the Class A, B and C Prospectus, the contingent deferred sales charge is waived on redemptions of Class A, Class B or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Trust's sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived,
(ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

  As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust (except with respect to the Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 1999, March 31, 1998, and March 31, 1997, the dDistributor received an aggregate of $6,227,864, $2,598,104 and $389,133, respectively, and retained $750,751, $186,443 and $45,871, respectively, in initial sales charges paid by Class A shareholders of the Trust.

Distribution and Servicing Plans for Class A, Class B and Class C Shares

  As stated in the text of the Class A, B and C Prospectus under the caption "Management of the Trust--Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

  Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), as described in the Class A, B and C Prospectus, in connection with the distribution of Class B and Class C shares of the Trust, the Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, the Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B and C Prospectus, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

  The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

     The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

                                                  Servicing             Distribution
Class A                                            Fee(1)                  Fee(1)
---------------------------------------------------------------------------------------
Money Market Fund                                      0.10%                  N/A
---------------------------------------------------------------------------------------
All other Funds                                        0.25%                  None

Class B(2)
---------------------------------------------------------------------------------------
All Funds                                              0.25%                  None

Class C - Shares purchased on or after 7/1/91(3)
---------------------------------------------------------------------------------------
Money Market Fund                                      0.10%                  0.00%
---------------------------------------------------------------------------------------
Short-Term and Short Duration Municipal                0.25%                  0.25%
 Income Funds
---------------------------------------------------------------------------------------
Low Duration, Real Return Bond,                        0.25%                  0.45%
 Municipal Bond, California Intermediate
 Municipal Bond, New York Intermediate
 Municipal Bond and StocksPLUS Funds
---------------------------------------------------------------------------------------
All other Funds                                        0.25%                  0.65%
---------------------------------------------------------------------------------------

Class C - Shares purchased before 7/1/91
---------------------------------------------------------------------------------------
Money Market Fund                                      0.10%                  0.00%
---------------------------------------------------------------------------------------
All other Funds                                        0.25%                  None
---------------------------------------------------------------------------------------

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.
2.   Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. Pacific Investment Management (in its capacity as administrator) may also pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

     The Retail Plans went into effect for the Trust in January 1997. If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Funds, and in connection with the servicing of Class B and Class C shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plan

     For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Trust paid the Distributor an aggregate of $3,158,937, $1,180,030 and $108,294, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following Funds:

                                                    Year Ended              Year Ended              Year Ended
Fund                                                   3/31/99                 3/31/98                 3/31/97
------                                              ----------                --------                --------
Money Market Fund                                   $   79,137                $ 38,216                $  5,447
Short-Term Fund                                        123,595                  23,033                     530
Low Duration Fund                                      382,868                 192,859                  27,514
Real Return Fund                                         6,053                   1,143                       0
Total Return Fund                                    1,980,636                 679,157                  47,448
High Yield Fund                                        234,956                 121,858                  15,347
Long-Term U.S. Government Fund                          39,481                   8,199                     396
Global Bond Fund II                                     12,179                  20,868                   9,836
Foreign Bond Fund                                       52,053                  10,245                     127
Emerging Markets Bond Fund                                 498                     316                       0
Municipal Bond                                          14,101                       0                       0
StocksPLUS Fund                                        233,380                  84,136                   1,609

     During the fiscal year ended March 31, 1999, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows: sales commissions and other compensation to sales personnel, $2,527,150; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $631,787. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:


                                                                          Sales Material
                                                                             and Other
Fund                                                Compensation             Expenses              Total
-----                                           --------------------    -------------------  ------------------


Money Market Fund                                         $  103,815              $ 25,954           $  129,768
Short-Term Fund                                              109,015                27,254              136,269
Low Duration Fund                                            256,567                64,142              320,709
Real Return Bond Fund                                          8,431                 2,108               10,539
Total Return Fund                                          1,548,329               387,082            1,935,411
High Yield Fund                                              208,082                52,021              260,103
Long-Term U.S. Government Fund                                39,784                 9,946               49,730
Global Bond Fund II                                            3,688                   922                4,610
Foreign Bond Fund                                             39,181                 9,795               48,976
Emerging Markets Bond Fund                                       231                    58                  289
Municipal Bond Fund                                            9,497                 2,374               11,871
StocksPLUS Fund                                              200,530                50,133              250,663

Payments Pursuant to Class B Plan

  For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Trust paid the Distributor an aggregate of $8,169,978, $2,884,164 and $293,036, respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following Funds:

                                                   Year Ended              Year Ended              Year Ended
Fund                                                   3/31/99                 3/31/98                 3/31/97
------                                              ----------              ----------                --------
Money Market Fund                                   $   86,809              $   27,747                $  4,084
Short-Term Fund                                         21,254                   7,508                     156
Low Duration Fund                                      433,206                  95,153                   9,853
Real Return Fund                                        28,545                   9,701                     256
Total Return Fund                                    3,372,168               1,153,121                 140,575
High Yield Fund                                      2,065,488               1,013,423                 110,003
Long-Term U.S. Government Fund                         229,521                  28,337                     361
Global Bond Fund II                                     11,000                  42,965                  18,506
Foreign Bond Fund                                      164,040                  58,084                   1,129
Emerging Markets Bond Fund                               2,953                     928                       0
Municipal Bond                                          10,000                       0                       0
StocksPLUS Fund                                      1,679,748                 447,197                   8,113

  During the fiscal year ended March 31, 1999, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows: sales commissions and other compensation to sales personnel, $6,535,984; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $1,633,994. These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:



                                                                         Sales Material
                                                                            and Other
Fund                                                Compensation            Expenses               Total
----                                            --------------------   -------------------   ------------------
Money Market Fund                                         $   77,056              $ 19,264           $   96,320
Short-Term Fund                                               19,361                 4,840               24,201
Low Duration Fund                                            333,694                83,423              417,117
Real Return Bond Fund                                         18,677                 4,669               23,346
Total Return Fund                                          2,816,842               704,210            3,521,052
High Yield Fund                                            1,465,286               366,321            1,831,607
Long-Term U.S. Government Fund                               193,955                48,489              242,444
Global Bond Fund II                                           24,775                 6,194               30,969
Foreign Bond Fund                                            108,858                27,214              136,072
Emerging Markets Bond Fund                                     2,036                   509                2,545
Municipal Bond Fund                                           31,208                 7,802               39,010
StocksPLUS Fund                                            1,444,236               361,059            1,805,295

Payments Pursuant to Class C Plan

  For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the Trust paid the Distributor an aggregate of $11,016,443, $7,026,337 and $1,219,775, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following Funds:

Fund                                               Year Ended              Year Ended              Year Ended
----                                                   3/31/99                 3/31/98                 3/31/97
                                                    ----------              ----------                --------
Money Market Fund                                   $   75,541              $   59,070                $ 12,352
Short-Term Fund                                         61,224                  22,612                     462
Low Duration Fund                                      645,396                 461,997                  92,491
Real Return Fund                                        16,396                   4,292                      79
Total Return Fund                                    5,309,578               3,510,589                 666,085
High Yield Fund                                      3,098,891               2,415,721                 412,589
Long-Term U.S. Government Fund                         200,406                  26,880                     163
Global Bond Fund II                                     49,000                  56,574                  23,021
Foreign Bond Fund                                      237,914                  91,131                   1,520
Emerging Markets Bond Fund                               1,972                     635                       0
Municipal Bond                                          10,000                       0                       0
StocksPLUS Fund                                      1,097,998                 376,836                  11,013

     During the fiscal year ended March 31, 1999, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows: sales commissions and other compensation to sales personnel, $8,813,154; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $2,203,289.

These totals, if allocated among (i) compensation and (ii) sales materials and other expenses for each Fund, were as follows:

                                                                         Sales Material
                                                                            and Other
Fund                                                Compensation            Expenses               Total
----                                            --------------------   -------------------   ------------------
Money Market Fund                                         $  405,879              $101,470           $  507,349
Short-Term Fund                                               83,744                20,936              104,680
Low Duration Fund                                            600,960               150,240              751,200
Real Return Bond Fund                                         13,618                 3,405               17,023
Total Return Fund                                          3,838,393               959,598            4,797,991
High Yield Fund                                            1,989,895               497,474            2,487,369
Long-Term U.S. Government Fund                               170,669                42,667              213,336
Global Bond Fund II                                           31,495                 7,874               39,369
Foreign Bond Fund                                            159,037                39,759              198,796
Emerging Markets Bond Fund                                     1,225                   306                1,531
Municipal Bond Fund                                          203,876                50,969              254,845
StocksPLUS Fund                                            1,314,363               328,591            1,642,954

          From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. Class A, Class B and Class C Distribution and Servicing Plans, which are similar to the Trust's current Plans, were in effect prior to January 17, 1997 in respect of the series of PAF that was the predecessor of the Global Bond Fund II. As of March 31, 1999, such expenses were approximately $11,665,000 in excess of payments under the Class A Plan, $48,493,002 in excess of payments under the Class B Plan and $1,770,000 in excess of payments under the Class C Plan.

          The allocation of such excess (on a pro rata basis) among the Funds listed below as of March 31, 1999 was as follows:

Fund                                                   Class A                Class B               Class C
----                                            ---------------------   --------------------   -----------------
Money Market Fund                                          $  479,195            $   571,708            $ 81,515
Short-Term Fund                                               503,199                143,645              16,819
Low Duration Fund                                           1,184,278              2,475,803             120,694
Real Return Bond Fund                                          38,917                138,573               2,735
Total Return Fund                                           7,146,889             20,899,248             770,888
High Yield Fund                                               960,482             10,871,531             399,643
Long-Term U.S. Government Fund                                183,638              1,439,028              34,277
Global Bond Fund II                                            17,024                183,814               6,325
Foreign Bond Fund                                             180,855                807,658              31,940
Emerging Markets Bond Fund                                      1,066                 15,105                 246
Municipal Bond Fund                                            43,835                231,541              40,946
StocksPLUS Fund                                               925,622             10,715,348             263,972

     The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of March 31, 1999 was as follows:


Fund                                                    Class A               Class B               Class C
----                                                    -------              --------               --------
Money Market Fund                                         0.63%                 3.81%                 0.11%
Short-Term Fund                                           0.63                  3.81                  0.11
Low Duration Fund                                         0.63                  3.81                  0.11
Total Return Fund                                         0.63                  3.81                  0.11
Real Return Fund                                          0.63                  3.81                  0.11
High Yield Fund                                           0.63                  3.81                  0.11
Long-Term U.S. Government Fund                            0.63                  3.81                  0.11
Global Bond Fund II                                       0.63                  3.81                  0.11
Foreign Bond Fund                                         0.63                  3.81                  0.11
Emerging Markets Bond Fund                                0.63                  3.81                  0.11
Municipal Bond Fund                                       0.63                  3.81                  0.11
StocksPLUS Fund                                           0.63                  3.81                  0.11

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan and an Administrative Distribution Plan (together, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Class Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Administrative Distribution Plan.

     Each Administrative Plan provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. The Administrative Class Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Trustees defined above. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

     For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997 the Trust paid qualified service providers an aggregate amount of $3,691,083, $850,407 and $301,019, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan. Such payments were allocated among the Funds listed below as follows:


                                                  Year Ended              Year Ended              Year Ended
Fund                                                  3/31/99                 3/31/98                 3/31/97
--------                                            ----------                --------                --------
Money Market Fund                                   $   10,213                $    716                $      0
Short-Term Fund                                         16,719                  10,315                   4,289
Low Duration Fund                                      297,918                  72,650                  33,143
Low Duration Fund II                                    28,257                      19                       0
Total Return Fund                                    2,826,235                 691,950                 229,400
Total Return Fund II                                   135,827                       0                   8,414
Total Return Fund III                                    3,586                       0                     140
High Yield Fund                                        336,744                  60,079                  17,859
Long-Term U.S. Government Fund                          15,870                   5,340                      72
Municipal Bond                                             447                       0                       0
Global Bond Fund                                         2,995                   8,806                   6,336
Foreign Bond Fund                                        3,134                     532                     185
Emerging Markets Bond Fund                                 135                       0                       0
StocksPLUS Fund                                         13,003                       0                   1,181

  The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares

     As described under "Management of the Trust- Fund Administrator," the Funds' Administration Agreement includes a plan (the "Class D Plan") adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to .25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders;
(vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the distributor is compensated for providing or procuring certain of the Class D Services at the rate of .25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of
 .25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

Payments Pursuant to Class D Plan

  For the fiscal year ended March 31, 1999, the Trust paid $48,375 pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:

Fund                                                 Year Ended
----                                                   3/31/99
                                                      --------
Short-Term Fund                                       $  1,589
Low Duration Fund                                        5,733
Real Return Fund                                           323
Total Return Fund                                       23,268
Total Return Mortgage Fund                                 283
High Yield Fund                                          5,873
Foreign Bond Fund                                        8,973
Municipal Bond                                             402
Strategic Balanced                                         291
StocksPLUS Fund                                          1,640

Distribution and Servicing Plan for Class J and Class K Shares


     Class J and Class K each has a separate distribution and servicing plan (the "Class J-K Plans"). Distribution fees paid pursuant to the Class J-K Plans may only be paid in connection with services provided with respect to Class J and Class K shares.

     As stated in the Prospectus relating to Class J and Class K shares under the caption "Service and Distribution Fees," the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

  Each Class J-K Plan may be terminated with respect to any Fund to which the Class J-K Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("Disinterested Trustees") or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Pursuant to Rule 12b-1, any change in either Class J-K Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Class J-K Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Class J-K Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

  The Class J-K Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

  If a Class J-K Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Class J-K Plans will provide benefits to the Trust. The Trustees believe that the Class J-K Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Class J-K Plans or under alternative distribution schemes. Although the Funds' expenses are essentially fixed, the Trustees believe that the effect of the Class J-K Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class J and Class K shares of the Funds, and in connection with the servicing of Class J and Class K shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class J and Class K shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of Class A, Class B, Class C and Class D shares are discussed in the Class A, B and C and Class D Prospectuses under the headings "How to Buy Shares," "Exchange Privilege," and "How to Redeem," and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional and Administrative Class shares and Class J and Class K shares are discussed in the Institutional Prospectus under the headings "Purchase of Shares," "Redemption of Shares," and "Net Asset Value," and in the Class J and Class K supplement thereto, and that information is incorporated herein by reference.

     Certain managed account clients of PIMCO may purchase shares of the Trust. To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

     Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     Certain shares of the Funds are not qualified or registered for sale in all states and Class J and Class K shares are not qualified or registered for sale in the United States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO's own resources.

     As described in the Class A, B and C and Class D Prospectuses under the caption "Exchanging Shares," and in the Institutional Prospectus under the caption "Exchange Privilege," a shareholder may exchange shares of any Fund for shares of any other Fund of the Trust or any series of PIMCO Funds: Multi-Manager Series, within the same class on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds' portfolios.

     The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (3) the redemption-in-kind is consistent with the Fund's prospectus and statement of additional information; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A, Class B and Class C shares, $2,000 for Class D shares, and $100,000 for Institutional Class and Administrative Class shares ($10,000 with respect to Institutional Class and Administrative Class accounts opened before January 1,
1995). The Prospectuses may set higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The

Trust may also charge periodic account fees for accounts that fall below minimum balances, as described in the Prospectuses.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust).
Some securities considered for investments by the Funds may also be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by PIMCO. PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in PIMCO's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     PIMCO places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, PIMCO will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. PIMCO also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO receives research services from many broker-dealers with which PIMCO places the Trust's portfolio transactions. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because PIMCO and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, PIMCO may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, PIMCO may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." PIMCO manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on their ability to engage in short-term trading by provisions of the federal tax laws, see "Taxation." The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Fund for which financial highlights for at least the past two fiscal years are provided in the Prospectuses are set forth under "Financial Highlights" in the applicable Prospectus.

                                NET ASSET VALUE

     Net Asset Value is determined as indicated under "How Fund Shares are Priced" in the Prospectuses. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     For all Funds other than Money Market Fund, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     The Money Market Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the Money Market Fund to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and Class C shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

                                    TAXATION

     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of
(i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Each Municipal Fund must have at least 50% of its total assets invested in Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be "exempt-interest dividends," which are generally exempt from federal income tax when received by an investor. Certain exempt-interest dividends, as described in the Class A, B and C Prospectus, may increase alternative minimum taxable income for purposes of determining a shareholder's liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users." The tax-exempt portion of dividends paid for a calendar year constituting "exempt-interest dividends" will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     Shareholders of the Municipal Funds receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient's benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits, exceeds a base amount. In addition, up to 85% of a recipient's benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

     In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. Since certain of the Municipal Funds' expenses attributable to earning tax-exempt income do not reduce such Fund's current earnings and profits, it is possible that distributions, if any, in excess of such Fund's net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund's remaining earnings and profits (i.e., the amount of such expenses).

Distributions

     Except for exempt-interest dividends paid by the Municipal Funds, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     A portion of the dividends paid by the StocksPLUS Fund may qualify for the deduction for dividends received by corporations. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations, although certain distributions from the High Yield Fund may qualify. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Backup Withholding

     A Fund may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear.

The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     The qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

     Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

Passive Foreign Investment Companies

     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Global Bond, Global Bond II, Foreign Bond, or Emerging Markets Bond Funds' total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Global Bond, Global Bond II, Foreign Bond, or Emerging Markets Bond Funds' income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Market Discount

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

     Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

     Withholding of Income Tax on Dividends: Under the 1972 Convention and U.S. federal tax law, dividends paid on shares beneficially held by a person who is a "foreign person" within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

     Income Tax on Sale of a Fund's shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

     Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

     The availability of reduced U.S. taxation pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and the 1972 Convention.

Other Taxation

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all of the classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

     The total return of classes of shares of all Funds may be included in advertisements or other written material. When a Fund's total return is advertised , it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds for the Global Bond Fund II), as more fully described below. For periods prior to the initial offering date of a particular class of shares, total return presentations for the class will be based on the historical performance of an older class of the Fund (if any) restated to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance of the newer class which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds may also provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund. The Trust may, from time to time, include the yield and effective yield of the Money Market Fund, and the yield and total return for each class of shares of all of the Funds in advertisements or information furnished to shareholders or prospective investors. Each Fund may from time to time include in advertisements the ranking of the Fund's performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

Calculation of Yield

     Current yield for the Money Market Fund will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Yield = [(Base Period Return +1)/365/7/] - 1

     The effective yield of the Money Market Fund for the seven day period ended March 31, 1999 was as follows: Institutional Class - 4.62%, Administrative Class - 4.24%, Class A - 4.26%, Class B - 3.40% and Class C - 4.31%.

     Quotations of yield for the remaining Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2[( a-b + 1)/6/-1]
                      ---
                      cd

     where   a = dividends and interest earned during the period,

             b = expenses accrued for the period (net of reimbursements),

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

             d = the maximum offering price per share on the last day of the period.

     For the one month period ended March 31, 1999, the yield of the Funds was as follows (all numbers are annualized) (Class J and Class K shares were not offered during the period listed):

                                Yield for Period
                              Ended March 31, 1999
                              --------------------

                                         Institutional        Administrative
                                         -------------        --------------
Fund                                         Class                Class           Class A      Class B    Class C    Class D
----                                         -----                -----           --------     --------   --------   --------

Money Market Fund                            4.79%                 4.34%             4.36%        3.52%      4.40%     N/A
Short-Term Fund                              5.16                  4.90              4.66         4.01       4.46       4.86%
Low Duration Fund                            5.95                  5.70              5.31         4.72       4.97       5.63
Low Duration Fund II                         5.64                  5.39              N/A          N/A        N/A        N/A
Low Duration Fund III                        5.51                  N/A               N/A          N/A        N/A        N/A
Low Duration Mortgage Fund                   6.19                  N/A               N/A          N/A        N/A        N/A
Moderate Duration Fund                       5.81                  N/A               N/A          N/A        N/A        N/A
Real Return Bond Fund                        7.10                  N/A               6.48         5.94       6.19       5.42
Total Return Fund                            5.89                  5.64              5.17         4.65       4.66       5.57
Total Return Fund II                         5.52                  5.27              N/A          N/A        N/A        N/A
Total Return Fund III                        5.79                  5.54              N/A          N/A        N/A        N/A
Total Return Mortgage Fund                   5.82                  N/A               N/A          N/A        N/A        N/A
High Yield Fund                              8.32                  8.07              7.55         7.15       7.15       7.92
Long-Term U.S. Govt. Fund                    6.43                  6.17              5.74         5.25       5.26       N/A
Municipal Bond Fund                          4.48                  4.27              4.01         3.38       3.63       4.11
Global Bond Fund                             6.88                  6.62              N/A          N/A        N/A        N/A
Global Bond Fund II                          6.30                  N/A               5.62         5.14       5.14       N/A
Foreign Bond Fund                            6.49                  6.23              5.76         5.28       5.28       6.03
Emerging Markets Bond Fund                  11.75                 11.50             10.83        10.61      10.60       N/A
Strategic Balanced Fund                      5.01                  N/A              N/A          N/A        N/A         4.73
StocksPLUS Fund                              5.11                  4.86              4.58         3.99       4.25       4.73

     The yield of each such Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield (and the tax exempt status of distributions for the Municipal Funds) should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Municipal Funds may advertise a tax equivalent yield of each class of its shares, calculated as described above except that, for any given tax bracket, net investment income of each class will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of each class of the Fund plus (ii) the tax exempt income of each class of the Fund divided by the difference between 1 and the effective federal income tax rates for taxpayers in that tax bracket. For example, taxpayers with the marginal federal income tax rates indicated in the following table would have to earn the tax equivalent yields shown in order to realize an after-tax return equal to the corresponding tax-exempt yield shown.


                                                                                  A tax-exempt yield of
Filing Status                                                               is equivalent to a taxable yield of
Single                   (Married filing jointly)                             3%         4%         5%        6%        7%
Taxable income                                      Marginal tax rate*
$23,350 or less          $39,000 or less                     15%             3.53%      4.71%     5.88%     7.06%    8.24%
Over $23,350 but         Over $39,000 but                    28%             4.17%      5.56%     6.94%     8.33%     9.72 %
  not over $56,550       not over $94,250
Over $56,550 but         Over $94,250 but                    31%             4.35%      5.80%     7.25%     8.70%   10.14%
  not over $117,950      not over $143,600
Over $117,950 but        Over $143,600 but                   36%             4.69%      6.25%     7.81%     9.38%   10.94%
  not over $256,500      not over $256,500
Over $256,500            Over $256,500                     39.6%             4.97%      6.62%     8.28%     9.93%   11.59%
-------------------

* These marginal tax rates do not take into account the effect of the phase out of itemized deductions and personal exemptions.

     As is shown in the above table, the advantage of tax-exempt investing becomes more advantageous to an investor as his or her marginal tax rate increases.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below all total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Quotations of total return may also be shown for other periods. Any such information would be accompanied by standardized total return information.

  The table below sets forth the average annual total return of each class of shares of the following Funds for the periods ended March 31, 1999. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

                 Total Return for Periods Ended March 31, 1999*

-------------------------------------------------------------------------------------------------------------
                                                                    Since Inception    Inception   Inception
                                                                        of Fund         Date of     Date of
     Fund            Class**       1 Year    5 Years    10 Years     (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Money Market      Institutional      5.14%      5.27%        N/A               4.70%    03/01/91    03/01/91
                  Administrative     4.93       5.03                           4.45                 01/24/95
                  Class A            4.76       4.97                           4.42                 01/13/97
                  Class B            4.03       4.09                           3.52                 01/13/97
                  Class C            4.85       5.00                           4.44                 01/13/97
------------------------------------------------------------------------------------------------------------
Short-Term        Institutional      5.63%      6.54%       6.32%              6.52%    10/07/87    10/07/87
                  Administrative     5.39       6.28        6.05               6.26                 02/01/96
                  Class A            3.11       5.69        5.68               5.91                 01/20/97
                  Class B           -0.55       5.03        5.33               5.61                 01/20/97
                  Class C            3.91       5.81        5.58               5.78                 01/20/97
                  Class D            5.33       6.23        6.00               6.21                 04/08/98
------------------------------------------------------------------------------------------------------------
Low Duration      Institutional      6.35%      6.99%       8.25%              8.13%    05/11/87    05/11/87
                  Administrative     6.09       6.72        7.98               7.86                 12/31/94
                  Class A            2.68       5.85        7.42               7.35                 01/13/97
                  Class B            0.10       5.37        7.18               7.15                 01/13/97
                  Class C            4.34       5.97        7.22               7.10                 01/13/97
                  Class D            6.01       6.65        7.90               7.79                 04/08/98
------------------------------------------------------------------------------------------------------------
Low Duration II   Institutional      5.89%      6.52%        N/A               6.45%    11/01/91    11/01/91
                  Administrative     5.63       6.25                           6.18                 02/02/98
------------------------------------------------------------------------------------------------------------
Low Duration      Institutional      6.10%   N/A             N/A               6.49%    12/31/96    12/31/96
 III
------------------------------------------------------------------------------------------------------------
Low Duration      Institutional      5.71%       N/A         N/A               6.99%    07/31/97    07/31/97
 Mortgage
------------------------------------------------------------------------------------------------------------
Moderate          Institutional      6.67%       N/A         N/A               7.17%    12/31/96    12/31/96
 Duration
------------------------------------------------------------------------------------------------------------
Real Return       Institutional      6.41%       N/A         N/A               5.15%    01/29/97    01/29/97
 Bond             Class A            2.81                                      3.27                 01/29/97
                  Class B            0.19                                      2.65                 01/29/97
                  Class C            4.46                                      4.20                 01/29/97
                  Class D            5.99                                      4.74                 04/08/98
------------------------------------------------------------------------------------------------------------
Total Return      Institutional      7.59%      8.39%      10.13%              9.64%    05/11/87    05/11/87
                  Administrative     7.32       8.13        9.87               9.37                 09/07/94
                  Class A            2.27       6.90        9.13               8.72                 01/13/97
                  Class B            1.40       6.80        9.07               8.67                 01/13/97
                  Class C            5.32       7.11        8.84               8.35                 01/13/97
                  Class D            7.26       8.06        9.80               9.30                 04/08/98
------------------------------------------------------------------------------------------------------------
Total Return II   Institutional      7.45%      8.27%        N/A               8.11%    12/30/91    12/30/91
                  Administrative     7.18       7.99                           7.84                 11/30/94
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                    Since Inception    Inception   Inception
                                                                        of Fund         Date of     Date of
     Fund            Class**       1 Year    5 Years    10 Years     (Annualized)       Fund        Class
-------------------------------------------------------------------------------------------------------------
Total Return      Institutional      8.19%      8.48%        N/A               9.43%    05/01/91    05/01/91
III               Administrative     7.91       8.19                           9.16                 04/11/97
-------------------------------------------------------------------------------------------------------------
Total Return      Institutional      5.85%       N/A         N/A               7.41%    07/31/97    07/31/97
Mortgage
------------------------------------------------------------------------------------------------------------
High Yield        Institutional      4.73%     11.23%        N/A              11.71%    12/16/92    12/16/92
                  Administrative     4.48      10.96                          11.44                 01/16/95
                  Class A           -0.37       9.79                          10.48                 01/13/97
                  Class B           -1.27       9.73                          10.49                 01/13/97
                  Class C            2.58      10.01                          10.50                 01/13/97
                  Class D            4.35      10.83                          11.31                 04/08/98
------------------------------------------------------------------------------------------------------------
Long-Term U.S.    Institutional      7.75%     10.39%        N/A              12.11%    07/01/91    07/01/91
Government        Administrative     7.45      10.12                          11.85                 09/23/97
                  Class A            2.51       8.96                          11.04                 01/20/97
                  Class B            1.64       8.84                          10.95                 01/20/97
                  Class C            5.54       9.15                          10.89                 01/20/97
------------------------------------------------------------------------------------------------------------
Global Bond       Institutional      6.90%      8.36%        N/A               7.80%    11/23/93    11/23/93
                  Administrative     6.77       8.13                           7.57                 08/01/96
------------------------------------------------------------------------------------------------------------
Foreign Bond      Institutional      7.91%     11.33%        N/A              11.01%    12/03/92    12/03/92
                  Administrative     7.64      11.06                          10.74                 01/28/97
                  Class A            2.59       9.82                           9.72                 01/20/97
                  Class B            1.74       9.75                           9.72                 01/20/97
                  Class C            5.64      10.02                           9.72                 01/20/97
                  Class D            7.45      10.85                          10.53                 04/08/98
------------------------------------------------------------------------------------------------------------
Emerging          Institutional    -12.56%       N/A         N/A              -6.03%    07/31/97    07/31/97
 Markets Bond     Administrative   -13.62                                     -6.82                 09/30/98
                  Class A          -16.82                                     -8.95                 07/31/97
                  Class B          -17.47                                     -9.05                 07/31/97
                  Class C          -14.35                                     -7.13                 07/31/97

------------------------------------------------------------------------------------------------------------
Municipal Bond    Institutional      6.04%       N/A         N/A               5.49%    12/31/97    12/31/97
                  Administrative     5.44                                      4.94                 09/30/98
                  Class A            2.50                                      2.57                 04/01/98
                  Class B           -0.12                                      1.13                 04/01/98
                  Class C            4.10                                      4.58                 04/01/98
                  Class D            5.67                                      5.11                 04/08/98
------------------------------------------------------------------------------------------------------------
Strategic         Institutional     12.36%       N/A         N/A              20.61%    06/28/96    06/28/96
 Balanced         Class D           11.89                                     20.15                 04/08/98

------------------------------------------------------------------------------------------------------------
StocksPLUS        Institutional     17.65%     26.99%        N/A              23.38%    05/14/93    05/14/93
                  Administrative    17.21      26.61                          23.01                 01/07/97
                  Class A           13.56      25.70                          22.24                 01/20/97
                  Class B           11.12      25.39                          21.91                 01/20/97
                  Class C           15.48      25.83                          22.25                 01/20/97
                  Class D           17.02      26.45                          22.86                 04/08/98
------------------------------------------------------------------------------------------------------------

  * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

      ** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses associated with Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of 0.25% per annum), and may be paid by Class D (at a maximum of 0.25% per annum), and (ii) administration fee charges associated with Class A, Class B and Class C shares (at a maximum differential of 0.22% per annum) and Class D shares (at a maximum differential of 0.45% per annum).

          The table below sets forth the average annual total return of certain classes of shares of the Global Bond Fund II (which was a series of PIMCO Advisors Funds ("PAF") prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 1999. Accordingly, "Inception Date of Fund" refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of Global Bond Fund II, total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

                 Total Return for Periods Ended March 31, 1999*

                                                                 Since Inception
                                                                     of Fund        Inception   Inception
                                                                  (Annual-ized)      Date of     Date of
     Fund            Class**      1 Year    5 Years   10 Years                        Fund        Class
---------------------------------------------------------------------------------------------------------
Global Bond II    Institutional     6.06%     N/A       N/A                10.44%    10/02/95    02/25/98
                  Class A           0.89                                    8.58                 10/02/95
                  Class B          -0.13                                    8.49                 10/02/95
                  Class C           3.83                                    9.17                 10/02/95
---------------------------------------------------------------------------------------------------------

   * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

   ** Institutional Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class A (at a maximum rate of 0.25% per annum), and (ii) administration fee charges, which are lower for Institutional class shares (at a differential of 0.15% per annum).

   Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the Global Bond Fund II were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Global Bond Fund II is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

   The method of adjustment used in the table above for periods prior to the Inception Date of Institutional Class shares of the Global Bond Fund II resulted in performance for the period shown which is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the Institutional Class' actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges associated with Class A shares, but not reflecting lower
                                                     ---
   operating expenses associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).

                 Total Return for Periods Ended March 31, 1999
        (with no adjustment for operating expenses of the Institutional
                 Class for periods prior to its Inception Date)

-----------------------------------------------------------------------------------------
                                                                         Since Inception
                                                                             of Fund
              Fund            Class       1 Year    5 Years   10 Years     (Annualized)
-----------------------------------------------------------------------------------------
Global Bond II            Institutional    6.06%     N/A       N/A            10.16%
-----------------------------------------------------------------------------------------


  Current distribution information for a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by Fund net asset value per share on the last day of the period and annualized according to the following formula:

  DIVIDEND YIELD = (((a/b)*365)/c)

     where  a =    actual dividends distributed for the calendar month in
                   question,

            b = number of days of dividend declaration in the month in question, and

            c = net asset value (NAV) calculated on the last business day of the month in question.

  The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light of these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

  For the month ended March 31, 1999, the current distribution rates (annualized) for the Funds were as follows (Class J and Class K shares were not offered during the period listed):

                               Distribution Rate
                               -----------------

                                         Institutional        Administrative
                                         -------------        --------------
Fund                                         Class                Class           Class A      Class B    Class C    Class D
----                                         -----                -----           --------     --------   --------   --------
Money Market Fund                              4.52%             4.15%               4.18%      3.35%      4.23%     N/A
Short-Term Fund                                5.12              4.86                4.72       3.97       4.42      4.82%
Low Duration Fund                              6.59              6.33                6.11       5.36       5.61      6.26
Low Duration Fund II                           5.64              5.40                N/A        N/A        N/A        N/A
Low Duration Fund III                          5.60              5.53                N/A        N/A        N/A        N/A
Low Duration Mortgage Fund                     5.86               N/A                N/A        N/A        N/A        N/A
Moderate Duration Fund                         5.97               N/A                N/A        N/A        N/A        N/A
Real Return Bond Fund                          7.10               N/A                6.68       5.94       6.19       6.69
Total Return Fund                              5.53              5.28                5.06       4.31       4.32       5.22
Total Return Fund II                           5.38              5.10                N/A        N/A        N/A        N/A
Total Return Fund III                          5.86              5.61                N/A        N/A        N/A        N/A
Total Return Mortgage Fund                     5.51               N/A                N/A        N/A        N/A        5.12
High Yield Fund                                8.72              8.48                8.33       7.57       7.58       8.34
Municipal Bond Fund                            4.60              4.37                4.25       3.50       3.75       4.25
Long-Term U.S. Govt. Fund                      6.08              5.83                5.68       4.92       4.93       N/A
Global Bond Fund                               5.71              5.46                N/A        N/A        N/A        N/A
Global Bond Fund II                            5.31               N/A                4.91       4.16       4.16       N/A
Foreign Bond Fund                              5.04              4.79                4.59       3.84       3.84       4.59
Emerging Markets Bond Fund                    12.76             12.52               12.37      11.64      11.64       N/A
Strategic Balanced Fund                         N/A               N/A                N/A        N/A        N/A        N/A
StocksPLUS Fund                                 N/A               N/A                N/A        N/A        N/A        N/A

  Performance information for a Fund may also be compared to various unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, the Merrill Lynch 1 to 3 Year Treasury Index, the Lehman Intermediate and 20+ Year Treasury Blend Index, the Lehman BB Intermediate Corporate Index, indexes prepared by Lipper Analytical Services, the J.P. Morgan Global Index, the J.P. Morgan Emerging Markets Bond Index Plus, the Salomon Brothers World Government Bond Index-10 Non U.S.-Dollar Hedged and the J.P. Morgan Government Bond Index Non U.S.-Dollar Hedged. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, or on the comparative performance or standing of PIMCO in relation to other money managers. PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Funds, performance information for the Funds gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or to PIMCO, should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

  Advertisements and information relating to the Global Bond Fund II may use data comparing the total returns of the top foreign bond market as compared to the total return of the U.S. bond market for a particular year. For instance, the following table sets forth the total return of the top foreign bond market compared to the total return for the U.S. bond market for the years 1986 through 1998. Performance is shown in U.S. dollar terms, hedged for currency rate changes and is no way indicative of the performance of the Global Bond Fund II.

                        Top Foreign
                Year     Performer     U.S.
               ------   -----------   ------

     1986      +13.1%   Japan         +15.7%
     1987      +12.8    UK             +1.9
     1988      +15.0    France         +7.0
     1989      +10.0    Canada        +14.4
     1990      +11.0    Australia      +8.6
     1991      +20.0    Australia     +15.3
     1992      +10.5    UK             +7.2
     1993      +20.0    Italy         +11.0
     1994       -0.9    Japan          -3.4
     1995      +21.0    Netherlands   +18.3
     1996      +18.8    Spain          +2.7
     1997      +13.5    UK             +9.6
     1998      +17.4    UK             +8.7

  Source: Salomon Brothers World Government Bond Index 1986-1998.

  The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1996/1997 costs of college and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year. The Trust makes no representation that an investment in any of the Funds will grow at or above the rate of growth of the cost of a college education.

Potential College Cost Table

Start             Public          Private   Start   Public    Private
Year              College         College   Year    College   College
------            -------         -------   -----   -------   -------
1997             $13,015          $57,165    2005   $16,487   $72,415
1998             $13,406          $58,880    2006   $16,982   $74,587
1999             $13,808          $60,646    2007   $17,491   $76,825
2000             $14,222          $62,466    2008   $18,016   $79,130
2001             $14,649          $64,340    2009   $18,557   $81,504
2002             $15,088          $66,270    2010   $19,113   $83,949
2003             $15,541          $68,258    2011   $19,687   $86,467
2004             $16,007          $70,306    2012   $20,278   $89,061

Costs assume a steady increase in the annual cost of college of 3% per year from a 1996-97 base year amount. Actual rates of increase may be more or less than 3% and may vary.

  In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each during the 25 years from 1974 to 1998 was:

     *Stocks:      14.9%
      Bonds:        9.9%
      T-Bills:      7.0%
      Inflation:    5.2%

     *Returns of unmanaged indices do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Large Company Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T-bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 20 years from 1979-1998, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -4.9% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbotson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.0% to 28.2% over the same period. The average annual returns of each investment for each of the years from 1979 through 1998 is set forth in the following table.

                                                        MIXED
YEAR       STOCKS    BONDS    T-BILLS    INFLATION    PORTFOLIO
--------   -------   ------   --------   ----------   ----------
1979        18.44%   -4.18%     10.38%       13.31%        7.78%
1980        32.42%    2.61%     11.24%       12.40%       14.17%
1981        -4.91%   -0.96%     14.71%        8.94%        0.59%
1982        21.41%   43.79%     10.54%        3.87%       28.19%
1983        22.51%    4.70%      8.80%        3.80%       12.64%
1984         6.27%   16.39%      9.85%        3.95%       11.03%
1985        32.16%   30.90%      7.72%        3.77%       26.77%
1986        18.47%   19.85%      6.16%        1.13%       16.56%
1987         5.23%   -0.27%      5.46%        4.41%        3.08%
1988        16.81%   10.70%      6.35%        4.42%       12.28%
1989        31.49%   16.23%      8.37%        4.65%       20.76%
1990        -3.17%    6.87%      7.52%        6.11%        2.98%
1991        30.55%   19.79%      5.88%        3.06%       21.31%
1992         7.67%    9.39%      3.51%        2.90%        7.53%
1993        10.06%   13.17%      2.89%        2.75%        9.84%
1994         1.31%   -5.76%      3.90%        2.67%       -1.00%
1995        37.40%   27.20%      5.60%        2.70%       26.90%
1996        23.10%    1.40%      5.20%        3.30%       10.84%
1997        33.40%   12.90%      7.10%        1.70%       19.94%
1998        28.58%   10.76%      4.86%        1.61%       16.70%

*Returns of unmanaged indices do not reflect past or future performance of any of the Funds of PIMCO Funds: Pacific Investment Management Series. Stocks are represented by Ibbotson's Large Company

Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. T'bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indices, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source:
Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation
(SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

  The Trust may use in its advertisement and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

      Investment          Annual         Total        Total
      Period           Contribution   Contribution    Saved
      --------------    -----------   ------------   --------
           30 Years         $ 1,979       $ 59,370   $200,000
           25 Years         $ 2,955       $ 73,875   $200,000
           20 Years         $ 4,559       $ 91,180   $200,000
           15 Years         $ 7,438       $111,570   $200,000
           10 Years         $13,529       $135,290   $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a PIMCO Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the PIMCO Funds should be aware that certain of the PIMCO Funds have experienced periods of negative growth in the past and may again in the future.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 1997:

               % of Income for Individuals
               Aged 65 Years and Older in 1997*
               --------------------------------

               Social Security
 Year          and Pension Plans  Other
 ----          -----------------  -----

 1997                 43%          57%

     * For individuals with an annual income of at least $51,000. Other includes personal savings, earnings and other undisclosed sources of income.
Source:  Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to PIMCO, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of PIMCO who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by PIMCO who assist with portfolio management and research activities on behalf of the Funds. The following lists various analysts associated with
PIMCO:  Jane Howe, Mark Hudoff, Doris Nakamura and Ray Kennedy.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson has developed model portfolios of the Funds and series of PIMCO Funds: Multi-Manager Series ("MMS") which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of MMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, PIMCO nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     The Trust's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As of January 25, 2000, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:



                                                                Shares                 Percent
                                                             Beneficially                of
                                                                 Owned                  Class
                                                   ---------------------------------------------

Money Market Fund

Institutional
Combined Master Retirement Trust                                  184,130,398.880          72.05%   *
5430 LBJ Freeway, Suite 1700
Dallas, Texas  75240

Marin Community Foundation                                         15,359,357.990           6.01%
c/o Norwest Bank
P.O. Box 1533
Minneapolis, Minnesota  55480

California Community Foundation Fund D                             14,437,720.760           5.65%
Attn:  Finance Department
445 S. Figueroa Street, Suite 3400
Los Angeles, California  90071-1638

Administrative
Maltrust & Co.                                                      3,097,163.390          31.75%
225 Essex Street
Salem, Massachusetts  01970

Security Trust for Group Health Cooperative of                      1,655,194.590          16.97%
Puget Sound 403b Group Cust Account
2525 E. Camelback #570
Phoenix, Arizona  85016

Short-Term Fund

Institutional
Soka University of America                                          9,067,001.207          14.36%
26800 W. Mulholland Highway
Attention: Arnold Kawasaki
Calabasas, California  91302

Charles Schwab & Co., Inc. **                                       8,863,685.684          14.04%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

National Gallery of Art                                             6,825,126.977          10.81%
4th & Constitution Avenue, N.W.
Room 605
Washington, D.C.  20565-0001

Bankers Trust Company FBO:                                          4,921,288.823           7.79%
Georgia-Pacific Enhanced Int'l Eqty
648 Grassmere Business Park Rd.
Advisor Services Group, 2nd Floor
Nashville, Tennessee  37211

Trustees of Columbia University in                                  4,478,051.365           7.09%
the City of New York
Office of Investments
475 Riverside Dr., Suite 401
New York, New York  10115

Denison University                                                  3,425,053.568           5.42%
P.O. Box
Granville, Ohio  43023

Administrative
FTC and Company FBO                                                   149,597.552          29.50%
Hunt, Dupree, Rhine
P.O. Box 173736
Denver, Colorado  80217

National Financial Services Corporation**                              89,016.870          17.55%
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

Lau & Co.                                                              52,852.474          10.42%
c/o Frost National Bank
P. O. Box 2479
San Antonio, Texas  78298-2479

FTC and Company                                                        42,752.183           8.43%
Attn:  DATAlynx K83
P.O. Box 173736
Denver, Colorado  80217

Lynn R. Prebe TTEE of the                                              27,242.067           5.37%
F. James Prebe & Lynn R. Prebe Trust Dtd 7/23/92
16347 Grenoble Lane
Huntington Beach, CA  92649-1825

Class A
MLPF&S For the Sole Benefit of its Customers **                     2,301,403.130          25.77%

Attention: Fund Administration #97MY2
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Mr. Ronald S. Taft TR                                                 628,234.190           7.03%
Artist Management Inc.
Defined Benefit Pension Plan 61284
18 W. 55th Street, Apt. 4
New York, New York  10019-5368

Mr. Ronald S. Taft TR                                                 484,843.258           5.43%
Ronald S. Taft Employee Defined Benefit Plan 1184
18 W. 55th Street, Apt. 4
New York, New York  10019-5368

Class B
MLPF&S For the Sole Benefit of its Customers **                       186,401.310          37.54%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Donaldson Lufkin Jenrette Securities Corp. Inc.**                      66,010.724          13.29%
P.O. Box 2052
Jersey City, New Jersey  07303-9998

Class C
MLPF&S For the Sole Benefit of its Customers **                       471,539.554          24.30%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                          296,700.830          91.38%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

National Investors Services Corp.                                      21,699.757           6.68%
For Exclusive Benefit of its Customers
Attn.  Ms. Sandra Stewart
55 Water Street, 32nd Floor
New York, NY  10041-3299

Low Duration Fund

Institutional
Charles Schwab & Co., Inc. Rein**                                  41,678,609.860          11.06%

The Schwab Building
101 Montgomery Street
San Francisco, California  94104

MLTC of America FBO                                                25,511,888.171           6.77%
DuPont Savings and Investment Plan
300 Davidson Ave.
Somerset, NJ  08873-4175

Administrative
FIIOC as Agent for Certain Employee Benefits Plan**                 4,088,837.219          32.81%
100 Magellan  KW1C
Covington, Kentucky  41015

McClatchy Newspapers Defined Comp. Inv. Plan                        2,009,387.842          16.12%
550 Kearny Street #600
San Francisco, California  94108

National Financial Services Corporation**                           1,402,839.061          11.26%
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

Bankers Trust TTEE FBO                                              1,392,635.082          11.17%
Mapco Coal
100 Plaza One
Jersey City, New Jersey  07311-3999

Sonnenschein, Nath & Rosenthal                                      1,231,225.916           9.88%
 P. O. Box 419260
Kansas City, Missouri  64141-6260

Class A
MLPF&S For the Sole Benefit of its Customers **                     5,360,567.825          22.54%
Attention: Fund Administration
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Richard J. Steinhelper Tr                                           2,928,956.726          12.31%
Michigan Tooling Association
Benefit Plans Investment Trust
28237 Orchard Lake Road
P. O. Box 9151
Farmington Hills, Michigan  48333-9151

Class B
MLPF&S For the Sole Benefit of its Customers **                     1,747,460.755          23.65%
Attention: Fund Administration #97M35

4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class C
MLPF&S For the Sole Benefit of its Customers **                     2,984,554.835          25.08%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                          855,929.192          85.81%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

Low Duration Fund II

Institutional
Sprint Retirement Savings Plan                                     15,996,057.935          34.76%   *
82 Devonshire Street - E1GA
Boston, Massachusetts  02109

American Bible Society                                              4,896,340.354          10.64%
1865 Broadway
New York, New York  10023

Salt River Project Decom Trust                                      4,585,277.891           9.96%
P. O. Box 52025
Phoenix, Arizona  85072

Associated Electric & Gas                                           3,923,677.336           8.53%
Insurance Services Limited
10 Exchange Place
Jersey City, New Jersey  07302

The Northern Trust Company FBO                                      2,980,675.575           6.48%
Nestle USA Inc. Savings Plan Trust
P.O. Box 92956
Chicago, IL  60675-2956

University of Illinois Foundation                                   2,426,008.659           5.27%
Pooled Short Term Funds
Manager of Accounting & Donor Records
Harker Hall 1305 W. Green Street
Urbana, Illinois  61801

Administrative
FTC & Co. FBO First Trust Omnibus                                      10,407.327          69.46%
P.O. Box 173736
Denver, CO  80217-3736

National Financial Services Corporation**                               4,576.396          30.54%
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

Low Duration Fund III

Institutional
Loyola Academy Endowment Fund                                       1,029,717.849          36.97%   *
135 S. LaSalle Street
P. O. Box 1443
Chicago, Illinois  60690

Sisters of St. Joseph/Michigan                                        585,641.213          30.83%
3427 Gull Road
P. O. Box 13
Nazareth, Michigan  49074

National Jewish Medical & Research Center                             521,276.552          18.72%
1400 Jackson Street
Denver, CO  80206-2762

Charles Schwab & Co., Inc. Rein**                                     354,721.558          12.74%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

Low Duration Mortgage Fund

Institutional
Pacific Investment Management Company                                 386,048.924          90.08%   *
840 Newport Center Drive
Newport Beach, California  92660

Charles Schwab & Co., Inc. Rein**                                      42,528.510           9.92%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

Moderate Duration Fund

Institutional
Columbus Circle Trust Co-SV**                                       6,112,290.590          16.37%
1 Station Place Metro Center
Stamford, Connecticut  06902

Northern Trust Bank of Texas Custodian for                          3,129,441.067           8.38%
John G. and Marie Stella Kenedy Memorial Foundation
P.O. Box 02056
Chicago, IL  60675

Lakeland Regional Medical Center                                    2,544,994.051           6.82%
c/o Wendel & Co.
One Wall Street, 6th Floor
P.O. Box 1066, Wall Street Station
New York, NY  10286

The Children's Hospital Association                                 2,333,860.261           6.25%
1056 E. 19th Avenue B020
Denver, Colorado  80218

Memorial Hospital of South Bend, Inc.                               2,106,839.531           5.64%
615 N. Michigan Street
South Bend, Indiana  46601

Samaritan Health System Retirement Income Plan                      1,976,704.350           5.29%
300 S. Grand Ave. 40th Floor
Los Angeles, California  90071

Bay State Health System Inc.                                        1,918,581.428           5.14%
c/o Bost & Co.
P.O. Box 3198
Pittsburgh, Pennsylvania  15230

Real Return Bond Fund

Institutional
National Financial Services Corporation **                          4,252,014.643          28.51%
1 World Financial Center
200  Liberty Street
New York, New York 10281

Charles Schwab & Co., Inc. Rein**                                   3,445,804.100          23.10%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

Schroder Wertheim & Co., Inc.                                       1,962,817.900          13.16%
Mutual Fund Control Account
c/o Lewco Securities
34 Exchange Place 4th Fl
Jersey City, New Jersey  07311

Wake Forest University                                              1,531,301.490          10.27%
P.O. Box 7354
Winston Salem, NC  27109-7354

McKinsey & Co. Inc. Profit Sharing Ret Plan Trust                   1,235,721.703           8.29%
485 Madison Avenue, 21st Floor
New York, New York  10022

Hampton University                                                  1,042,752.868           6.99%
1 Tyler Street
Hampton, Virginia  23668

Class A
Lewco Securities Corp. FBO                                            624,768.534          44.29%
A/C# H30-627865-6-01
34 Exchange Place, 4th Floor
Jersey City, New Jersey  07311

MLPF&S For the Sole Benefit of its Customers **                       484,376.606          34.34%
Attention: Fund Administration
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class B
MLPF&S For the Sole Benefit of its Customers **                       343,928.678          33.85%
Attention: Fund Administration
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class C
MLPF&S For the Sole Benefit of its Customers **                       726,249.245          51.38%
Attention: Fund Administration
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                          472,469.051          45.91%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

Total Return Fund

Institutional
Charles Schwab & Co., Inc.**                                      178,581,759.925           7.45%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

Administrative
Nikko Securities Co., Ltd.**                                       91,443,186.000          29.26%
3-1 Marunouchi 3Chrome, Chiyodaku
Tokyo, Japan  101-0064

National Financial Services Corporation **                         54,609,994.426          17.47%
1 World Financial Center
200  Liberty Street
New York, New York 10281

FIIOC as Agent for Certain Employee Benefits Plan**                53,317,901.923          17.06%
100 Magellan KW1C
Covington, Kentucky  41015

Manufacturers Life Insurance Co. (USA)                             25,543,796.129           8.17%
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

Class A
MLPF&S For the Sole Benefit of its Customers **                    89,364,717.286          50.31%
Attention: Fund Administration
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class B
MLPF&S For the Sole Benefit of its Customers **                    23,524,567.109          35.18%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class C
MLPF&S For the Sole Benefit of its Customers **                    23,138,749.339          30.78%
Attention: Fund Administration
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc. Rein**                                   6,033,020.923          87.49%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

Total Return Fund II

Institutional
Catholic Archbishop of Chicago                                      9,957,209.770           8.37%
155 East Superior Street
Chicago, IL  60611-2911

Charles Schwab & Co., Inc. Rein**                                   8,070,574.275           6.78%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

IUE AFL-CIO Pension Plan                                            6,965,537.470           5.85%
1460 Broad Street
Blommfield, New Jersey  07003

Morley Capital Management                                           6,235,952.780           5.24%
P.O. Box 85484
San Diego, CA  92186

Administrative
Security Trust Co. as Inv. Agent for                                3,034,513.838          58.95%
Twin City Pipe Trades Supply
Retirement Plan
2525 E. Camelback Road, #570
Phoenix, AZ  85016-4272

National Financial Services Corporation **                            550,999.190          10.70%
1 World Financial Center
200  Liberty Street
New York, New York 10281

Total Return Fund III

Institutional
Archdiocese of LA/Corp/Diocese Tucson                              11,694,500.431          17.19%
3424 Wilshire Boulevard, 10th Floor
Los Angeles, California  90010-2241

Diocese of Orange                                                   6,784,382.883           9.97%
c/o The Bank of New York
P.O. Box 1066, Wall Street Station
New York, NY  10268-1066

Sparrow Health System Pension                                       3,972,269.265           5.84%
c/o Mac & Co.
P.O. Box 3198
Pittsburgh, Pennsylvania  15230-3198

Administrative
Lumpkin Foundation (PaineWebber)                                      419,194.267          88.35%
P. O. Box 1097
Mattoon, Illinois  61938

Dubuque Bank & Trust Co. **                                            34,530.503           7.28%
Attention:  Trust Department
P.O. Box 747
Dubuque, Iowa  52004

Total Return Mortgage Fund

Institutional
Pacific Investment Management Company                                 384,143.593          96.73%   *
840 Newport Center Drive
Newport Beach, California  92660

Class D
National Investors Services Corp.                                       3,058.212          42.67%
for Exclusive Benefit of their Customers
55 Water Street, 32nd Floor
New York, NY  10041

Charles Schwab & Co., Inc.**                                            3,019.794          42.13%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

Pacific Investment Management Company                                   1,089.250          15.20%
840 Newport Center Drive
Newport Beach, California  92660

High Yield Fund

Institutional
Charles Schwab & Co., Inc. Rein**                                  28,340,336.194          13.60%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

Bell Atlantic                                                      10,980,973.233           5.27%
c/o Bost & Co.
P.O. Box 3198
Pittsburgh, Pennsylvania  15230-3198

Administrative
National Financial Services Corporation **                         25,067,121.660          79.40%
1 World Financial Center
200 Liberty Street
New York, New York 10281

Centurion Trust Company FBO                                         2,970,970.150           9.41%
Omnibus/Centurion Capital Management
2425 EB Camelback Road, Suite 530
Phoenix, AZ  85016

FIIOC as Agent for Certain Employee Benefits Plan**                 2,416,868.949           7.66%
100 Magellan KW1C
Covington, Kentucky  41015

Class A
MLPF&S For the Sole Benefit of its Customers **                     3,227,501.173          16.89%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class B
MLPF&S For the Sole Benefit of its Customers **                     7,658,806.580          25.37%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class C
MLPF&S For the Sole Benefit of its Customers **                     6,058,000.024          17.00%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                        1,831,008.771          86.80%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122


Long-Term U.S. Government Fund

Institutional
The St. Joe Company Salaried Pension Plan                           5,418,326.601          25.04%
1650 Prudential Drive, Suite 400
Jacksonville, Florida  32207

Chicago Symphony Orchestra                                          3,493,875.607          16.15%
220 South Michigan Avenue
Chicago, Illinois  60604

Charles Schwab & Co. Inc.                                           3,142,686.173          14.53%
Reinvest Account
Attn:  Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

The St. Joe Company Hourly Pension Plan                             1,823,000.283           8.43%
1650 Prudential Drive, Suite 400
Jacksonville, Florida  32207

Allianz Defined Contribution Plan                                   1,454,263.246           6.72%
P. O. Box 92956
Chicago, Illinois  60675

FTC & Co. Attn:  Datalynx House Account                             1,322,886.248           6.11%
P.O. Box 173736
Denver, Colorado  80217

Administrative
FIIOC as Agent for Certain Employee Benefits Plan**                 4,125,931.906          92.53%
100 Magellan  KW1C
Covington, Kentucky  41015

Class A
Advest Inc.                                                           600,120.953          13.77%
90 State House Square
Hartford, Connecticut  06103

MLPF&S For the Sole Benefit of its Customers **                       331,983.242           7.62%
Attention: Fund Administration #97MY2
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Prudential Bank & Trust Co.                                           324,456.877           7.45%
Defined Contribution Plan
For the Benefit of Plan Participants
30 Scranton Office Park
Scranton, Pennsylvania  18507-1755

Class B
MLPF&S For the Sole Benefit of its Customers **                     1,136,533.339          30.76%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class C
MLPF&S For the Sole Benefit of its Customers **                       569,088.288          24.83%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Short Duration Municipal Income

Institutional
PIMCO Advisors L.P.                                                 1,064,006.081         100.00%   *
800 Newport Center Drive, 6th Floor
Newport Beach, California  92660-6309

Municipal Bond

Institutional
Brent R. Harris & Elizabeth E. Harris JT WROS                         154,802.234          27.07%
c/o 800 Newport Center Drive
Newport Beach, CA  92660

MediaOne VEBA Trust                                                   119,302.567          20.86%
188 Inverness Drive West, Fl. 7
Englewood, CO  80112-5201

Charles Schwab & Co. Inc.                                              79,304.878          13.87%
Reinvest Account
Attn:  Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA  94104-4122

Phyllis K. Curtis TTEE of                                              75,466.607          13.20%
The Phyllis K. Curtis Separate Property Trust
14158 NW Bronson Creek Drive
Portland, OR  97229-7060


John L. Johnson                                                        48,031.177           8.40%
7831 Stanford
Dallas, TX  75225-8209

Nelly B. Monroe                                                        36,406.515           6.37%
57 Long Hill Farm
Guilford, CT  06437-1827

Administrative
Joy L. McNeese                                                         29,424.879          10.54%
8438 Porter Lane
Alexandria, VA  22308-2142

Class A
MLPF&S For the Sole Benefit of its Customers **                       368,751.515          36.96%
Attention: Fund Administration #97M
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Sitar Limited Partnership                                             101,493.521          10.17%
4800 Ira Avenue
Cleveland, Ohio  44144

Banc of America Securities LLC                                         87,713.411           8.79%
712-02020-10
Attn:  Mutual Funds - 4th Floor
600 Montgomery Street
San Francisco, CA  94111

DB Alex Brown Incorporated                                             51,776.576           5.19%
FBO 255-29889-13
P.O. Box 1346
Baltimore, MD  21203

Class B
MLPF&S For the Sole Benefit of its Customers **                       195,791.683          31.28%
Attention: Fund Administration #97M
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Dain Rauscher Incorporated FBO                                         66,529.644          10.63%
K. K. Kinsey Trustee
K. K. Kinsey Rev Intervivos TR
UA DTD 04-18-1997
2801 NE 14th Street
Fort Lauderdale, FL  33304-1680


Class C
MLPF&S For the Sole Benefit of its Customers **                       354,925.714          11.16%
Attention: Fund Administration #97M
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                           48,108.257          73.84%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

Gary P. Hynes                                                           8,537.887          13.10%
1018 Sheridan Road
Evanston, Illinois  60202

California Intermediate Municipal Bond

Institutional
PIMCO Advisors L.P.                                                   303,748.240          72.86%   *
800 Newport Center Drive, 6th Floor
Newport Beach, California  92660-6309

Chris P. Dialynas                                                      58,347.005          14.00%
2140 Mesa Drive
Newport Beach, California  92660

Donaldson Lufkin Jenrette Securities Corp. Inc.**                      38,896.798           9.33%
P.O. Box 2052
Jersey City, New Jersey  07303-2052

Class A
Bear Stearns Securities Corp.                                          25,198.286          44.38%
FBO 709-93145-23
1 MetroTech Center North
Brooklyn, New York  11201-3859

Bear Stearns Securities Corp.                                          12,518.484          22.05%
FBO 709-93193-16
1 MetroTech Center North
Brooklyn, New York  11201-3859

Donaldson Lufkin Jenrette Securities Corp. Inc.**                      12,036.108          21.20%
P.O. Box 2052
Jersey City, New Jersey  07303-9998

Robert B. Kuppenheimer                                                  4,056.795           7.14%
19900 MacArthur Blvd., Suite 500
Irvine, California  92612

New York Intermediate Municipal Bond

Institutional
PIMCO Advisors L.P.                                                   304,375.897         100.00%   *
800 Newport Center Drive, 6th Floor
Newport Beach, California  92660-6309

Class A
PIMCO Advisors L.P.                                                     1,019.088         100.00%
800 Newport Center Drive, 6th Floor
Newport Beach, California  92660-6309

Global Bond

Institutional
Blue Cross Blue Shield of Massachusetts Inc.                        4,525,056.362          14.74%
Managed Care
100 Summer Street, Treasury 01-06
Boston, MA  02110-2106

Walker Art Center, Inc.                                             3,151,868.294          10.27%
Vineland Place
Minneapolis, Minnesota  55403

University of Denver (Colorado Seminary)                            2,435,522.690           7.93%
2199 South University Blvd.
Denver, Colorado  80208

Kamehameha Schools                                                  2,355,738.775           7.67%
c/o The Bank of New York
P.O. Box 1066 Wall Street Station
New York, New York  10268

Worcester Polytechnic                                               1,638,334.726           5.34%
100 Institute Road
Worcester, Massachusetts  01609

Hobart and William Smith Colleges                                   1,613,078.591           5.25%
337 Pulteney Street
Geneva, New York  14456

Administrative
FIIOC as Agent for Certain Employee Benefits Plan**                   269,411.103          98.83%
100 Magellan KW1C
Covington, Kentucky  41015

Global Bond Fund II

Institutional
Citibank (Switzerland) Acting as Agent                              2,151,513.195          27.94%
Attn:  Securities Support Group Fund
Seestrasse 25
P.O. Box 3760
8021 Zurich, Switzerland

Weil Gotshal & Manges                                               1,908,376.798          24.78%
Partners Pension Trust
c/o The Citibank Private Bank
120 Broadway, 2nd Floor
New York, New York  10271

Canterbury/Uniform Code Council                                     1,743,416.302          22.64%
c/o MAC & Co.
P.O. Box 3198
Pittsburgh, PA  15230-3198

GMP & Employers Retiree Trust                                       1,078,303.624          14.00%
c/o Mellon Bank N.A.
P.O. Box 3198
Pittsburgh, Pennsylvania  15230-3198

Weil Gotshal & Manges                                                 573,123.662           7.44%
Employees Pension Trust
c/o The Citibank Private Bank
120 Broadway, 2nd Floor
New York, New York  10271

Class A
MLPF&S For the Sole Benefit of its Customers **                        42,946.017          15.16%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Salomon Smith Barney Inc.                                              15,140.819           5.34%
157657431
333 West 34th Street, 3rd Floor
New York, New York  10001

Class B
MLPF&S For the Sole Benefit of its Customers **                        94,287.101          18.39%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class C
MLPF&S For the Sole Benefit of its Customers **                        87,596.761          14.69%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Foreign Bond Fund

Institutional
Charles Schwab & Co., Inc. Rein**                                  24,611,699.833          58.99%   *
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

Donaldson Lufkin Jenrette Securities Corp. Inc.**                   6,110,108.404          14.65%
P. O. Box 2052
Jersey City, New Jersey  07399

Administrative
CBNA FBO Clients of Benefit Plans                                     139,720.026          29.60%
1500 Genesee  Street
Utica, New York  13502

National Financial Services Corporation **                             62,514.924          13.25%
1 World Financial Center
200  Liberty Street
New York, New York 10281

Resources Trust Company for                                            52,430.248          11.11%
the Exclusive Benefit of the Customers of IMS
P.O. Box 3865
Englewood, CO  80155

Class A
Advest Inc.                                                           698,781.176          12.91%
768-12284-12
90 State House Square
Hartford, CT  06103

Advest Inc.                                                           487,616.814           9.01%
768-12284-11
90 State House Square
Hartford, CT  06103

David P. Lanoha                                                       401,203.611           7.41%
5250 E. Arapahoe Road
#F7, Suite 303
Littleton, Colorado  80122

MLPF&S For the Sole Benefit of its Customers **                       281,236.639           5.20%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class B
MLPF&S For the Sole Benefit of its Customers **                       177,223.106           7.32%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                          797,277.353          87.75%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

Sandra Stewart                                                         48,967.808           5.39%
c/o National Investors Services Corp.
55 Water Street, 32nd Floor
New York, New York  10041

Emerging Markets Bond Fund

Institutional
State Street Bank & Trust FBO                                         534,487.129          37.34%
Hallmark Master Trust
Master Trust Services Division
P.O. Box 1992
Boston, Massachusetts  02105-1992

Tenet Healthcare (AMI)                                                521,743.130          36.45%
14001 Dallas Pkwy., Suite 105
Dallas, Texas  75240-4362

Arrow & Co.                                                           242,718.447          16.95%
P.O. Box 30010
Durham, North Carolina  27702

Charles Schwab & Co., Inc. Rein**                                      84,479.748           5.90%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

Administrative
Centurion Trust Company                                             1,671,197.883          99.91%   *
FBO Omnibus/Centurion Cap. Mgmt.
2425 EB Camelback Road, Suite 530
Phoenix, AZ  85016

Class A
MLPF&S For the Sole Benefit of its Customers **                         4,869.000          15.56%
Attention: Fund Administration #97RD2
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Steve M. Foulke & Maria M. Foulke                                       4,714.724          15.07%
Community Property
1 Altimira
Coto de Caza, California  92679-4901

PaineWebber for the Benefit of L.A. Razette &                           3,591.016          11.48%
Clara M. Razette JTWROS
3357 Sabal Springs Blvd.
North Fort Myers, Florida  33917-2023

Julie D. Roth TR                                                        3,529.057          11.28%
UA JUN 06 96
J&M Roth Family Trust
34300 Lantern Bay Drive, Apt. 9
Dana Point, California  92629-2858

Maria May Faulke TTEE                                                   3,119.826           9.97%
Maria Michelle May 1992 Trust
FBO Chelsea & Ryan Faulke
1 Altimira
Trabuco Canyon, California  92679

Class B
MLPF&S For the Sole Benefit of its Customers **                        26,931.344          21.82%
Attention: Fund Administration #97M36                                           .
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Robert S. Baird & Co. Inc.                                             13,744.475          11.13%
A/C 1751-2072
777 East Wisconsin Avenue
Milwaukee, WI  53202-5391

Donaldson Lufkin Jenrette Securities Corp. Inc. **                      9,053.567           7.33%
P.O. Box 2052
Jersey City, New Jersey  07303-9998

Rosaylin Helford                                                        6,234.466           5.05%
1655 Lake Cook Road, Apt. 149
Highland Park, Illinois  60035

Class C
MLPF&S For the Sole Benefit of its Customers **                         7,748.520          22.78%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

NFSC FEBO #120-077852                                                   5,668.276          16.66%
FMT CO CUST IRA
FBO John J. Jordan
P. O. Box 466
Rye Beach, New Hampshire  03871

CIBC World Markets Corp.                                                4,176.072          12.28%
FBO 020-66126-24
P. O. Box 3484
Church Street Station
New York, New York  10008-8484

Orlin TE SLAA TR                                                        3,783.557          11.12%
Patrick J. Rowland Rev Trust
U/A Dated 12/7/1993 as Amended
3800 W. 80th Street
Bloomington, Minnesota  55431-4420

Raymond James & Assoc. Inc.                                             3,489.592          10.26%
For Elite Acct #82729810
Janet A. Delsantro
REV Trust UA DTD 3 23 98
14505 Aeries Way Drive, Apt. 224
Fort Meyers, Florida  33912-1721

Strategic Balanced Fund

Institutional
California Community Foundation                                     5,436,805.743          55.76%   *
606 South Olive Street, Suite 2400
Los Angeles, California  90014


Carpenters Health and Security Trust                                2,301,518.203          23.60%
of Western Washington
P.O. Box 1929
Seattle, Washington  98111

Dominguez Services Corporation                                        529,711.681           5.43%
Trusteed Pension Fund
21718 South Alameda Street
Long Beach, California 90810-1682

Administrative
Affiliated Medical Centers Profit Sharing Plan                         32,656.121          66.15%
c/o Norwest Bank
P.O. Box 1533
Minneapolis, Minnesota  55480-1533

Affiliated Medical Center Pension Plan                                 15,890.216          32.19%
c/o Norwest Bank
P.O. Box 1533
Minneapolis, Minnesota  55480-1533

Class A
Prudential Securities Inc. FBO                                         37,609.042          10.38%
Prudential Retirement Services
Administrator for Plan 80322
MSSA-ILA Local 1985 401(k)
P.O. Box 15040
New Brunswick, NJ  08906

B. B. Schilberg & N. B. Schilberg TR UA 10/01/93                       31,933.433           8.81%
 Schilbert Integrated Metals Corp. 401(k) Plan
Riverview Square II
99 E River Drive
East Hartford, CT  06108

BSDT Cust. Rollover IRA                                                23,531.683           6.49%
FBO Frederick A. Otto
795 Fairway Court
Gaylord, MI  49735

Class B
MLPF&S For the Sole Benefit of its Customers **                       191,595.913          19.66%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484


Class C
MLPF&S For the Sole Benefit of its Customers **                       188,640.641          18.70%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                            8,167.868          63.97%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

National Investors Services Corp. for                                   3,308.175          25.91%
Exclusive Benefit of their Customers
55 Water Street, 32nd Floor
New York, NY  10041

PIMCO Advisors L.P.                                                       960.617           7.52%
800 Newport Center Drive
Newport Beach, California  92660-6309

Convertible

Institutional
State Street Bank & Trust                                           1,166,165.646          12.14%
FBO:  Pacific Gas & Electric Co.
Retirement Plan Master
1 Enterprise Drive
North Quincy, Massachusetts  02171-2126

Northern Trust Company FBO:                                           884,409.050           9.21%
Lucent Technologies Inc. Master Pension Trust
P.O. Box 92923
Chicago, IL  60675

State Street Bank & Trust Co. FBO:                                    696,564.497           7.25%
New York State Teamster Conference
Pension and Retirement Plan
P.O. Box 1992
Boston, Massachusetts  02105

Bankers Trust Co. FBO GTE Services Corp.                              560,011.101           5.83%
Bond Pension  Fund
c/o BT Services Tennessee Inc.
648 Grassmere Business Park Road
Nashville, Tennessee  37211

Class A
Dean Witter for the Benefit of                                        158,213.039          67.51%
American Osteopathic Association
P.O. Box 250, Church Street Station
New York, New York  10008-0250

MLPF&S For the Sole Benefit of its Customers **                        23,417.785           9.99%
Attention: Fund Administration #97
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class B
MLPF&S For the Sole Benefit of its Customers **                        56,880.770          70.62%
Attention: Fund Administration #97
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Prudential Securities Inc. FBO                                          4,479.054           5.56%
Mr. Larry R. Kirkman
2310 Whilden Ct.
Charlotte, NC  28211-3274

Class C
MLPF&S For the Sole Benefit of its Customers **                       126,666.790          39.04%
Attention: Fund Administration #97
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

StocksPLUS Fund

Institutional
Charles Schwab & Co., Inc. Rein**                                   5,294,526.544          11.89%
The Schwab Building
101 Montgomery Street
San Francisco, California  94104

St. Cloud Hospital                                                  3,937,176.964           8.84%
1406 6th Avenue N.
St. Cloud, Minnesota  56301

Northern Trust Custodian FBO                                        3,038,147.185           6.82%
Reliastar Financial Acct. #26-48847
P.O. Box 92956
Chicago, IL  60675

Firstar Trust Company Agent                                         2,567,251.321           5.77%
Firstar Des Moines TTEE
Iowa Methodist Medical Center
P.O. Box 1787
Milwaukee, Wisconsin  53201

Administrative
Centurion Trust Company                                             1,588,287.090          47.76%
FBO Omnibus/Centurion Cap. Mgmt.
2425 EB Camelback Road, Suite 530
Phoenix, AZ  85016

The Colorado County Officials and Employees                         1,275,759.623          38.36%
Retirement Association
Attn:  Jay Shoemaker
4949 S. Syracuse Street, Suite 400
Denver, Colorado  80237-2747

Class A
MLPF&S For the Sole Benefit of its Customers **                     1,550,625.561          12.11%
Attention: Fund Administration #97M34
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

FTC & Co.                                                             655,611.744           5.12%
Attn:  Datalynx #179
P.O. Box 173736
Denver, Colorado  80217

Class B
MLPF&S For the Sole Benefit of its Customers **                     4,512,192.603          16.16%
Attention: Fund Administration #97M35
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class C
MLPF&S For the Sole Benefit of its Customers **                     3,867,979.750          15.82%
Attention: Fund Administration #97M36
4800 Deer Lake Drive E. Floor 3
Jacksonville, Florida 32246-6484

Class D
Charles Schwab & Co., Inc.**                                          193,577.650          68.95%
Special Custody Accounts
FBO Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, California  94104-4122

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.

**  Shares are believed to be held only as nominee.

The Reorganization of the PIMCO Money Market and Total Return II Funds

     On November 1, 1995, the Money Market Fund and the PIMCO Managed Bond and Income Fund, two former series of PIMCO Funds: Equity Advisors Series, were reorganized as series of the Trust, and were renamed Money Market Fund and Total Return Fund II, respectively. All information presented for these Funds prior to this date represents their operational history as series of PIMCO Funds:
Equity Advisors Series. In connection with the Reorganization, the Funds changed their fiscal year end from October 31 to March 31.

The Reorganization of the PIMCO Global Bond Fund II

     On January 17, 1997, the Global Income Fund, a former series of PIMCO Advisors Funds, was reorganized as a series of the Trust, and was renamed the Global Bond Fund II. All information presented for this Fund prior to that date represents its operational history as a series of PIMCO Advisors Funds. In connection with the Reorganization, the Fund changed its fiscal year end from September 30 to March 31.

Code of Ethics

     The Trust and PIMCO have each adopted a Code of Ethics governing personal trading activities of all Trustees and officers of the Trust, and Directors, officers and employees of PIMCO who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Trust or PIMCO. Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain security transactions with PIMCO's Compliance Officer or his designee and to report certain transactions on a regular basis. PIMCO has developed procedures for administration of the Codes.

Custodian, Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian for assets of all Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at State Street's branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

     National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri serves as transfer agent and dividend disbursing agent for the Institutional Class, Administrative Class, J Class and K Class shares of the Funds. PFPC Inc., P.O. Box 9688, Providence, Rhode Island 02940-9688 serves as transfer agent and dividend disbursing agent for the Class A, Class B, Class C and Class D shares of the Funds.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent public accountants for all Funds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Prior to November 1, 1995, Deloitte & Touche LLP served as independent accountants for the Money Market and Total Return II Funds. See "The Reorganization of the PIMCO Money Market and Total Return II Funds" for additional information.

Counsel

     Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also act as counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Financial statements for the Trust as of March 31, 1999 for its fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon dated May 19, 1999, are incorporated by reference from the Trust's 1999 Annual Reports. A copy of the Reports delivered with this Statement of Additional Information should be retained for future reference.

PIMCO Funds Shareholders' Guide
   for Class A, B and C Shares

April 3, 2000

This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Unless otherwise indicated, references to the Funds include the PIMCO Funds Asset Allocation Series portfolios (the "Portfolios"). The Portfolios are so called "funds of funds" which are series of the MMS Trust. Class A, B and C shares of the MMS Trust, the PIMS Trust and the Portfolios are offered through four separate prospectuses (each, a "Retail Prospectus").

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Funds Distributors LLC distributes the Funds' shares. You can call PIMCO Funds Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcofunds.com.

TABLE OF CONTENTS

How to Buy Shares........................................................   SG-3
Alternative Purchase Arrangements........................................   SG-8
Exchange Privilege.......................................................  SG-22
How to Redeem............................................................  SG-23

How to Buy Shares

     Class A, Class B and Class C shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Funds Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), the investment adviser to the Funds that are series of the MMS Trust, and an affiliate of Pacific Investment Management Company ("Pacific Investment Management Company"), the investment adviser to the Funds that are series of the PIMS Trust. PIMCO Advisors and Pacific Investment Management Company are each referred to herein as an "Adviser."

     There are two ways to purchase Class A, Class B or Class C shares: either
(i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an "account application") with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class A, Class B and Class C shares of the Short Duration Municipal Income Fund and Class B and Class C shares of the California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future.

     Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase in the case of Class A shares (the "initial sales charge alternative"), (ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

     All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

     Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, and tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and "Alternative Purchase Arrangements--Sales at Net Asset Value," the minimum initial investment in Class A, Class B or Class C shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

     Investors who wish to invest in Class A, Class B or Class C shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchase by Mail

     Investors who wish to invest directly may send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

     Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

Subsequent Purchases of Shares

     Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Funds Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

Tax-Qualified Retirement Plans

     The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This type of plan is available to employees of certain non-profit organizations.

     The Distributor also makes available prototype documents for establishing Money Purchase and/or Profit Sharing Plans and 401(k) Retirement Savings Plans. These prototype plans require certain minimum per participant account sizes and certain minimum aggregate investments in the Trust, and are subject to the small account fees described below that will apply to other plans. Investors should call the Distributor at 1-800-426-0107 for further information about these plans and should consult with their own tax advisers before establishing any retirement plan. Investors who maintain their accounts with participating brokers should consult their broker about similar types of accounts that may be offered through the broker. The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO Funds Auto-Invest

     The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker.

PIMCO Funds Auto-Exchange

     The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

     Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

     Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. For more information on exchanges, see "Exchange Privilege."

PIMCO Funds Fund Link

     PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in amounts from $50 to $10,000. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the "Transfer Agent"), the Funds' transfer agent for Class A, B and C shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

     Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts.

Signature Guarantee

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Retail Prospectus.

Account Registration Changes

     Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature
Guarantee" above. All correspondence must include the account number and must be sent to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

Small Account Fee

     Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors and/or, in the discretion of PIMCO Advisors, its affiliates.

Minimum Account Size

     Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the amount necessary to open the type of account involved. If your balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving you 60 days in which to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of your Fund shares or if the aggregate value of all your accounts in PIMCO Funds exceeds $50,000.

Alternative Purchase Arrangements

     The Funds offer investors Class A, Class B and Class C shares in the applicable Retail Prospectus. Class A, B and C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B and Class C shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B or Class C shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional and Administrative Class shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

     The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of

Class B shares to Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

Class B Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after the shares have been held for seven years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year and are subject to only a 1% CDSC during the first year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

     In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

     The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares of a Fund is $999,999. The Funds may refuse any order to purchase shares.

     For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges The CDSC applicable to Class A and Class C shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or disability; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA (with the exception of a Roth IRA); (iv) any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA (with the exception of a Roth IRA); (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, PIMCO Advisors or Pacific Investment Management Company; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;
(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; or (xv) a redemption by a holder of Class A shares where the participating broker or dealer involved in the purchase of such shares waived the commission it normally would receive from the Distributor in connection with such purchase pursuant to an agreement with the Distributor.

     The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (d) following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; and (e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan. See "How to Redeem--Automatic Withdrawal Plan."

     The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates, etc.

Initial Sales Charge Alternative--Class A Shares

     Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a 1% CDSC if they redeem such shares during the first 18 months after their purchase.

                    Initial Sales Charge -- Class A Shares

PIMCO Growth, Select Growth, Target, Opportunity, Capital Appreciation, Mid-Cap, Equity Income, Renaissance, Value, Small-Cap Value, Tax-Efficient Equity, International, Innovation and Global Innovation Funds, and PIMCO Funds Asset Allocation Series -- 90/10 and 40/60 Portfolios

--------------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net      Sales Charge as % of Public   Discount or Commission to
                         Amount Invested               Offering Price                dealers as % of Public Offering
                                                                                     Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             5.82%                         5.50%                         4.75%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.71%                         4.50%                         4.00%
--------------------------------------------------------------------------------------------------------------------
$100,000 - 249,999       3.63%                         3.50%                         3.00%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                         2.50%                         2.00%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                         2.00%                         1.75%
--------------------------------------------------------------------------------------------------------------------
$1,000,000 +             0.00%/(1)/                    0.00%/(1)/                    0.75%/(2)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Funds Asset Allocation Series -- 30/70 Portfolio

--------------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net      Sales Charge as % of Public   Discount or Commission to
                         Amount Invested               Offering Price                dealers as % of Public Offering
                                                                                     Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             4.71%                         4.50%                         4.00%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.17%                         4.00%                         3.50%
--------------------------------------------------------------------------------------------------------------------
$100,000 - 249,999       3.63%                         3.50%                         3.00%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                         2.50%                         2.00%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                         2.00%                         1.75%
--------------------------------------------------------------------------------------------------------------------
$1,000,000 +             0.00%/(1)/                    0.00%/(1)/                    0.50%/(2)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Total Return, High Yield, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, Strategic Balanced and Convertible Funds

--------------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net      Sales Charge as % of Public   Discount or Commission to
                         Amount Invested               Offering Price                dealers as % of Public Offering
                                                                                     Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             4.71%                         4.50%                         4.00%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.17%                         4.00%                         3.50%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      3.63%                         3.50%                         3.00%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                         2.50%                         2.00%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                         2.00%                         1.75%
--------------------------------------------------------------------------------------------------------------------
$1,000,000+              0.00%/(1)/                    0.00%/(1)/                    0.50%/(3)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds

--------------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net      Sales Charge as % of Public   Discount or Commission to
                         Amount Invested               Offering Price                dealers as % of Public Offering
                                                                                     Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             3.09%                         3.00%                         2.50%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        2.56%                         2.50%                         2.00%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      2.04%                         2.00%                         1.75%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      1.52%                         1.50%                         1.25%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      1.27%                         1.25%                         1.00%
--------------------------------------------------------------------------------------------------------------------
$1,000,000+              0.00%/(1)/                    0.00%/(1)/                    0.50%/(3)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Short-Term Fund

--------------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net      Sales Charge as % of Public   Discount or Commission to
                         Amount Invested               Offering Price                dealers as % of Public Offering
                                                                                     Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             2.04%                         2.00%                         1.75%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        1.78%                         1.75%                         1.50%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      1.52%                         1.50%                         1.25%
--------------------------------------------------------------------------------------------------------------------
$250,000+                0.00%/(1)/                    0.00%/(1)/                    0.25%/(3)/
--------------------------------------------------------------------------------------------------------------------

PIMCO California and New York Intermediate Bond Funds

--------------------------------------------------------------------------------------------------------------------
Amount of Purchase       Sales Charge as % of Net      Sales Charge as % of Public   Discount or Commission to
                         Amount Invested               Offering Price                dealers as % of Public Offering
                                                                                     Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             3.09%                         3.00%                         2.75%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        2.04%                         2.00%                         1.75%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      2.01%                         1.00%                         0.90%
--------------------------------------------------------------------------------------------------------------------
$250,000+                0.00%/(1)/                    0.00%/(1)/                    0.25%/(4)/
--------------------------------------------------------------------------------------------------------------------

1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the PIMCO Short-Term Fund) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Money Market, California Intermediate Bond and New York Intermediate Bond Funds, purchasers of $1,000,000 or more ($250,000 in the case of the PIMCO Short-Term Fund) of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of 1% if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below) of each of these Funds and the Portfolios (except for the 30/70 Portfolio) according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25%
     of amounts over $5,000,000; and of the 30/70 Portfolio according to the following schedule: 0.50% of the first $2,000,000, and 0.25% of amounts over $2,000,000.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 ($250,000 in the case of the PIMCO Short-Term Fund) or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value") of each of these Funds except for the PIMCO Money Market Fund (for which no payment is made) and the PIMCO Short-Term and Short Duration Municipal Income Funds, according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000; and 0.25% of sales of Class A shares of the PIMCO Short-Term and Short Duration Municipal Income Funds in excess of $250,000.

4. The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the PIMCO California Intermediate Bond and New York Intermediate Bond Funds at an annual rate of 0.25%, to be paid in quarterly installments.

     Each Fund receives the entire net asset value of its Class A shares purchased by investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

     Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

Combined Purchase Privilege Investors may qualify for a reduced sales charge by combining purchases of the Class A shares of one or more Funds which offer Class A shares (together, "eligible PIMCO Funds") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to:

     (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account;

     (ii) single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

     (iii) a single purchase for the employee benefit plans of a single employer.

     For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation) A purchase of additional Class A shares of any eligible PIMCO Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

     (i)    the investor's current purchase;

     (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor computed at the maximum offering price; and

     (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

     For example, if you owned Class A shares of the PIMCO Equity Income Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the PIMCO Growth Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the PIMCO Growth Fund, rather than the 5.50% rate.

Letter of Intent An investor may also obtain a reduced sales charge by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) other than the PIMCO Money Market Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund (other than the PIMCO Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund (other than the PIMCO Money Market Fund), you and your spouse each purchase Class A shares of the PIMCO Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds (other than the PIMCO Money Market Fund) to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the PIMCO Money Market, Short-Term, Low Duration, Real Return Bond, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond, New York Intermediate Municipal Bond and StocksPLUS Funds).

     A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

     If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege A Class A shareholder who has caused any or all of his shares (other than PIMCO Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, PIMCO Advisors, Pacific Investment Management Company or the Distributor, other affiliates of PIMCO Advisors at the discretion of PIMCO Advisors, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children, (c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs (with the exception of Roth IRAs), (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor has an agreement for the use of a Fund in particular investment products or programs, (f) accounts for which certain trust companies that may be affiliated with the Trust or the Fund's Adviser serves as trustee or custodian, and (g) former Class A, Class B and Class C shareholders of the former PIMCO Emerging Markets Fund and PIMCO International Developed Fund (the "Former Funds") who had all of their shares in such Former Fund redeemed in connection with reorganization transactions (the "April Transactions") involving these Funds on April 30, 1999; provided, however, that this waiver applies only until the close of business on December 31, 1999 and, for each such former shareholder, only with respect to a single purchase transaction involving the investment in one or more Funds of some or all of the redemption proceeds received by the shareholder in connection with the April Transactions. As described above, the Distributor will not pay any initial commission to dealers upon the sale of Class A shares to the purchasers described in this paragraph except for sales to purchasers described under (c) in this paragraph.

Notification of Distributor An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts described above may be modified or terminated at any time.

Class A Deferred Sales Charge For all Funds, except the PIMCO Money Market, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, investors who purchase $1,000,000 ($250,000 in the case of the PIMCO Short-Term Fund) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC (the "Class A CDSC") if such shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply to investors purchasing $1,000,000 ($250,000 in the case of the PIMCO Short-Term and Short Duration Municipal Income Funds) or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

     For purchases subject to the Class A CDSC, a 1% CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

     The Class A CDSC does not apply to Class A shares of the PIMCO Money Market, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds but, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 ($250,000 in the case of the PIMCO Short-Term and Short Duration Municipal Income Funds) or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

     The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

Participating Brokers Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

Deferred Sales Charge Alternative--Class B Shares

     Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC.

     Class B shares of the PIMCO Short-Term Fund and the PIMCO Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:


     Years Since Purchase               Percentage Contingent
     Payment was Made                   Deferred Sales Charge
     ----------------                   ---------------------
     First                                       5
     Second                                      4
     Third                                       3
     Fourth                                      3
     Fifth                                       2
     Sixth                                       1
     Seventh                                     0*

     * After the seventh year, Class B shares convert into Class A shares as described below.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

     The following example will illustrate the operation of the Class B CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

     Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years.

     For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements --Waiver of Contingent Deferred Sales Charges." For more information about the Class B
CDSC, call the Distributor at 1-800-426-0107.

Asset Based Sales Charge Alternative--Class C Shares

     Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

     Years Since Purchase               Percentage Contingent
     Payment was Made                   Deferred Sales Charge
     ----------------                   ---------------------
     First                                        1
     Thereafter                                   0

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected).

     The following example will illustrate the operation of the Class C CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

     Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Money Market, Short-Term Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds. For the PIMCO Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the PIMCO Short-Term Fund, the Distributor expects to make payments of .55% (representing .30% distribution fees and .25% service fees); and for the PIMCO Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C
CDSC, contact the Distributor at 1-800-426-0107.

Exchange Privilege

     Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the PIMCO Money Market Fund on which no sales charge was paid at the time of purchase.) Class A shares of the PIMCO Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

     Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays). The Trusts reserve the right to refuse exchange purchases if, in the judgment of the Fund's Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund.

     The Trusts reserve the right to refuse exchange purchases if, in the judgment of an Adviser or a Fund's sub-adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

     With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

     Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.

Exchange Limitations

     Until July 3, 2000, shareholders will not be permitted to exchange their shares of any Fund or series of the Trusts for shares of PIMCO Global Innovation Fund, although investors will be permitted to exchange their shares of PIMCO Global Innovation Fund for shares of the same class of any other Fund or series of the Trusts, subject to any restrictions on exchanges in the applicable Prospectus(es). This restriction may be changed or eliminated at any time at the discretion of the Distributor.

How to Redeem

     Class A, Class B or Class C shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts), or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link.

     A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

     Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

     A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

     To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926.

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

     Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

     Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

     A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

     If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

     Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

PIMCO Funds Automated Telephone System

     PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after you obtain a Personal Identification Number
(PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares.   You may purchase shares in amounts up to $100,000 by
telephone by calling 1-800-223-2413. You must have established ATS privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.   With the PIMCO Funds Exchange Privilege, you can exchange
shares automatically by telephone from your Fund Link Account to another PIMCO Funds account you have already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions.   You may redeem shares by telephone automatically by calling 1-
800-223-2413 and the Fund will send the proceeds directly to your Fund bank account. Please refer to "How to Redeem" for details.

Expedited Wire Transfer Redemptions

     If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

Certificated Shares

     To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares--Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

     An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

     Redemptions for the purpose of withdrawals are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day of payment selected by the shareholder. The Transfer Agent may accelerate the redemption and check mailing date by one day to avoid weekend delays. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

     Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemptions In Kind

     Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.


PIMCO Funds

PIMCO Funds Distributors LLC
2187 Atlantic Street
Stamford, CT  06902-6896
1-800-426-0107